As filed with the Securities and Exchange Commission on April 22, 2009

1933 Act File No. 002-97596
1940 Act File No. 811-04297

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. ___ [   ]
Post-Effective Amendment No. 79 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 80 [X]

VAN ECK FUNDS
(Exact Name of Registrant as Specified in Charter)

     335 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)
Registrant’s Telephone Number, Including Area Code: (212) 293-2000

     Joseph J. McBrien, Esq.
Van Eck Associates Corporation
335 Madison Avenue
New York, New York 10017
(Name and Address of Agent for Service)

     Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2009 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY  1,  2009

Van Eck Funds

Emerging Markets Fund
Class A: GBFAX / Class C: EMRCX

Global Hard Assets Fund
Class A: GHAAX / Class C: GHACX

International Investors Gold Fund
Class A: INIVX / Class C: IIGCX

These securities have not been approved or disapproved either by the Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has passed upon the accuracy or adequacy of this prospectus. Any claim to the contrary is a criminal offense.

Transfer Agent:
DST Systems, Inc.
P.O. Box 218407
Kansas City, Missouri 64121-8407

1.800.544.4653

VAN ECK FUNDS IS A REGISTERED INVESTMENT COMPANY (THE “TRUST”) COMPRISED OF FOUR SEPARATE SERIES. THIS PROSPECTUS PERTAINS TO THREE SERIES OF THE TRUST: EMERGING MARKETS FUND, GLOBAL HARD ASSETS FUND AND INTERNATIONAL INVESTORS GOLD FUND (EACH, A “FUND”). THE OTHER SERIES (MULTI-MANAGER ALTERNATIVES FUND) IS OFFERED IN A SEPARATE PROSPECTUS. VAN ECK ASSOCIATES CORPORATION SERVES AS INVESTMENT ADVISER (THE “ADVISER”) TO EACH SERIES OF THE TRUST.

EACH FUND OFFERS THREE CLASSES OF SHARES: CLASS A, CLASS C AND CLASS I. THIS PROSPECTUS PROVIDES INVESTORS WITH RELEVANT INFORMATION ABOUT CLASS A AND CLASS C SHARES. A SEPARATE PROSPECTUS OFFERS INFORMATION REGARDING THE FUNDS’ CLASS I SHARES. THE FUNDS’ SEPARATE SHARE CLASSES HAVE DIFFERENT EXPENSES; AS A RESULT, THEIR INVESTMENT PERFORMANCES WILL DIFFER. INVESTORS SHOULD CONSIDER WHICH CLASS IS BEST SUITED FOR THEIR INVESTMENT NEEDS.

THIS SECTION INCLUDES A PROFILE OF EACH FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

I. EMERGING MARKETS FUND

OBJECTIVE

The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus the amount of any borrowing for investment purposes) in securities of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.

The Fund’s policy of investing at least 80% of its assets in emerging markets securities may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change. This objective may also be changed by a vote of the majority of the shareholders of the Fund.

Utilizing qualitative and quantitative measures, the Fund’s portfolio manager selects companies that have growth potential within their market niche, specifically focusing on small to mid cap names. Candidates for the portfolio are ranked based on their relative desirability based on a wide range of financial criteria and are regularly reviewed to ensure that they continue to meet the ranking and desirability criteria.

The Fund’s emerging market investments include common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. Holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities.

The Fund may also invest in derivatives, including future contracts, forward contracts, options, swaps, structured notes and other similar securities, and in collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund generally emphasizes investments in equity securities, but may also invest in debt securities of any quality, as long as not more than 20%

of its assets are held in debt securities rated below investment grade (“junk bonds”). The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, including commodities or commodity indices, to gain or hedge exposure to hard assets and hard assets securities. The Fund may purchase and sell financial and commodity futures contracts and options on financial futures and commodity contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices, and structured notes.

The Fund may invest up to 20% of its net assets in financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments that are linked to or backed by commodities that are not hard assets.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market

EMERGING MARKETS FUND (continued)

value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund is subject to the risks associated with its investments in emerging market securities, which tend to be more volatile and less liquid than securities traded in developed countries.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is also subject to inflation risk, which is the potential that money will decrease in value and thereby decrease the value of the assets in which it is invested, and short-sales risk, such as a risk of loss that the security that was sold short increases in value. The Fund is also subject to risks associated with investments in derivatives, commodity-linked instruments, illiquid securities, and asset-backed securities and CMOs. In addition, the Fund is subject to risks associated with investments in debt securities, including credit risk (the possibility that an issuer may default by failing to repay both interest and principal), interest rate risk (the potential that the value of a security will decrease due to a rise in interest rates), and the risk of investing in debt securities rated below investment grade (“junk bonds”).

The Fund is subject to risks associated with investments in other investment companies, which include the risks associated with the underlying investment company’s portfolio. The Fund is also subject to market risk. To the extent that the Fund invests in small or mid-cap companies, it is subject to certain risks such as price volatility, low trading volume and illiquidity. The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.

For more information about these risks, see the “Additional Investment Strategies” section.

EMERGING MARKETS FUND PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total returns of the Fund’s Class A shares for each of the last ten calendar years. Annual returns for the other Classes will differ to the extent the classes have different expenses. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 28.26% for the quarter ended 6/30/03. The lowest quarterly return was -38.72% for the quarter ended 12/31/08.

The Fund began investing its assets under its current investment objective on 12/18/02. Had the Fund done so since inception, the performance of the Fund would have been different than shown.

PERFORMANCE (continued)

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of a broad-based securities market index over time. The Fund’s returns include the maximum applicable sales charge for each Class and assume that shares were sold at the end of each period (unless otherwise noted).

Emerging Markets Fund
Average Annual Total Returns (with sales charges)
As of December 31, 2008
	1 Year	5 Year	10 Year	Class C Life of Fund†

Class A Shares[1]
Return Before Taxes	-70.02%	-2.55%	-1.39%	—
Return After Taxes on Distributions	-70.47%	-4.47%	-2.80%	—
Return After Taxes on Distributions and Sale of Fund Shares	-45.18%	-1.19%	-0.76%	—
Class C Shares[2]
Return Before Taxes	-68.75%	-2.05%	N/A	0.57%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes).[3]	-53.18%	8.01%	9.31%	11.03%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes).[4]	-36.99%	-2.19%	-1.38%	0.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

[1]	Class A commenced operations on 12/20/93.

[2]	Class C commenced operations on 10/3/03. Index returns for the Class C performance comparison are calculated as of nearest month end (9/30/03).

[3]

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a market capitalization-weighted index that captures 60% of the publicly traded equities in each industry for approximately 25 emerging markets.

[4]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The MSCI Emerging Markets Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

†	Only shown for share classes with less than 10 years of performance history.

EMERGING MARKETS FUND EXPENSES

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

Emerging Markets Fund
Shareholder Expenses
(fees paid directly from your investment)
	Class A	Class C

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value or purchase price)	0.00%	1.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)*
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.80%	0.74%
Total Annual Fund Operating Expenses	1.80%	2.49%

[1]

Class A shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 1.95% of average daily net assets.

Class C shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 2.60% of average daily net assets.

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class A	$747	$1,109	$1,494	$2,569
Class C	$352	$776	$1,326	$2,826	*
You would pay the following expenses if you did not redeem your shares
Class A	$747	$1,109	$1,494	$2,569
Class C	$252	$776	$1,326	$2,826	*

*	Class C shares automatically convert to Class A shares after year eight.

I. GLOBAL HARD ASSETS FUND

OBJECTIVE

The Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in “hard asset securities.” Income is a secondary consideration.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of “hard asset” companies and instruments that derive their value from “hard assets”.

Hard assets consist of precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. Hard assets also include real estate. A company will be considered to be a hard asset company if it, directly or indirectly, derives at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

The Fund’s investment management team seeks to purchase equity opportunities, using a disciplined and flexible investment methodology focused on value. Candidates for the portfolio are identified through the development of expected returns on the hard assets equity sector, commodities, and their respective underlying companies. The Fund’s policy of investing at least 80% of its assets in hard assets may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Fund will invest in securities of companies located throughout the world (including the U.S.). However, there is no limit on the amount the Fund may invest in any one country, developed or underdeveloped. The Fund may invest in securities of companies in any range of capitalization.

The Fund’s investments include common stocks, preferred stocks (either convertible or non-convertible), securities issued by other investment companies, rights, warrants, direct equity interests in trusts, partnerships, convertible debt instruments, and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.

The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, to gain or hedge exposure to hard assets and hard assets securities. Such hard assets-linked derivative instruments may include notes, futures, options and swap agreements.

The remaining 20% of the Fund’s assets may be invested in other securities and derivative instruments, including notes, options, futures and swap agreements that are not linked to or backed by hard assets; forward and spot currency exchange contracts; and investment-grade debt securities and asset-backed securities, such as collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund may make short sales as a defensive technique to hedge existing positions or market risk in an amount of up to 10% of its net assets. The Fund may also write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Fund’s net asset value.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

GLOBAL HARD ASSETS FUND (continued)

The Fund is subject to risks associated with concentrating its investments in hard assets and the hard assets sector and can be significantly affected by events relating to hard assets and the hard assets sector including international political and economic developments, inflation, and other factors. The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of industrialized companies.

The Fund is also subject to the risks associated with investments in hard assets-linked and other derivative instruments, including notes, swaps, futures, options and currency exchange contracts.

In addition, the Fund is subject to risks associated with investments in debt securities, including asset-backed securities, CMOs and debt securities rated below investment grade (“junk bonds”).

The Fund may also be subject to the risks associated with investments in small or mid-capitalization companies; investments in other investment companies; and making short sales.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program. For more information about these risks, see the “Additional Investment Strategies” section.

GLOBAL HARD ASSETS FUND PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total returns of the Fund’s Class A shares for the life of the Fund. Annual returns for the other classes will differ to the extent the classes have different expenses. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 24.25% for the quarter ended 9/30/05. The lowest quarterly return was -35.78% for the quarter ended 9/30/08.

PERFORMANCE (continued)

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of broad-based securities market indices over time. The Fund’s returns include the maximum applicable sales charge for each Class and assume that shares were sold at the end of each period (unless otherwise noted).

Global Hard Assets Fund
Average Annual Total Returns (with sales charges)
As of December 31, 2008
	1 Year	5 Year	10 Year

Class A Shares[1]
Return Before Taxes	-47.86%	10.79%	11.42%
Return After Taxes on Distributions	-47.86%	9.95%	10.99%
Return After Taxes on Distributions and Sale of Fund Shares	-31.11%	9.44%	10.27%
Class C Shares[1]
Return Before Taxes	-45.67%	11.35%	11.26%
S&P® North American Natural
Resources Sector Index (reflects no deduction for fees, expenses or taxes)[2]	-42.55%	8.95%	8.36%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)[3]	-36.99%	-2.19%	-1.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

[1]	Class A and Class C commenced operations on 11/2/94.

[2]

The S&P® North American Natural Resources Sector Index is a modified capitalization-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

[3]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The S&P® North American Natural Resource Sector Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

GLOBAL HARD ASSETS FUND EXPENSES

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

Global Hard Assets Fund
Shareholder Expenses (fees paid directly from your investment)
	Class A	Class C

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value or purchase price)	0.00%	1.00%
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Acquired Fund Fees and Expenses (AFFE)[1]	0.01%	0.01%
Other Expenses	0.21%	0.20%
Total Annual Fund Operating Expenses (including AFFE)[2,3]	1.47%	2.21%

[1]	“Acquired fund fees and expenses” reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in underlying funds.

[2]

Class A shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 1.50% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

Class C shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 2.50% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

[3]

The Total Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund’s “Financial Highlights” because the financial highlights include only the Fund’s direct operating expenses and do not include fees and expenses incurred indirectly by the Fund through its investments in underlying funds (i.e., AFFE).

EXPENSES (continued)

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class A	$716	$1,013	$1,332	$2,231
Class C	$324	$691	$1,185	$4,544
You would pay the following expenses if you did not redeem your shares
Class A	$716	$1,013	$1,332	$2,231
Class C	$224	$691	$1,185	$2,544

*	Class C shares automatically convert to Class A shares after year eight.

I. INTERNATIONAL INVESTORS GOLD FUND

OBJECTIVE

The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus the amount of any borrowing for investment purposes) in securities of companies principally engaged in gold-related activities, as well as in instruments that derive their value from gold, and in gold coins and bullion. A company will be considered to be principally engaged in gold-related activities if it derives at least 50% of its revenues from gold-related activates, including exploration, mining, processing or dealing in gold.

The Fund emphasizes companies that the portfolio manager believes represent value opportunities or that have growth potential within their market niche, through their ability to increase production capacity at low cost or make gold discoveries around the world. The portfolio manager utilizes both a macro-environmental examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund’s policy of investing at least 80% of its assets in gold-related securities may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change. The objective may also be changed by a vote of the majority of the shareholders of the Fund.

The Fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. The Fund is not subject to minimum or maximum limitations regarding the amount the Fund’s assets that may be invested in securities of companies that are tied economically to any one country. The Fund’s exposure to any particular country or region of the world will reflect the Adviser’s assessment of the investment opportunities available in the securities of various companies principally engaged in gold-related activities, as well as general business, economic and international market conditions.

The Fund may invest up to 12.5% of its total assets, as of the date of the investment, in gold and silver coins, as well as gold, silver, platinum and palladium bullion. The Fund’s investments in coins and bullion will earn no income, and the sole source of return to the Fund from these investments is from gains or losses realized on their sale. The Fund pays custody costs to store its bullion and coins. The Fund may invest in any capitalization.

INTERNATIONAL INVESTORS GOLD FUND (continued)

The Fund may also invest in investment-grade debt securities and asset-backed securities, such as collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, including commodities or commodity indices, to gain or hedge exposure to hard assets and hard assets securities. The Fund may purchase and sell financial and commodity futures contracts and options on financial futures and commodity contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices, and structured notes.

The Fund may invest up to 20% of its net assets in financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments that are linked to or backed by commodities that are not hard assets.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund is subject to the risks associated with concentrating its assets in the gold industry, which can be significantly affected by international economic, monetary and political developments. The Fund’s overall portfolio may decline in value due to developments specific to the gold industry.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is subject to inflation risk, which is the potential that money will decrease in value and thereby decrease the value of the assets in which it is invested, and short-sales risk, such as a risk of loss that the security that was sold short increases in value. The Fund is also subject to the risks associated with investments in derivatives, commodity-linked instruments, illiquid securities, and asset-backed securities and CMOs. In addition, the Fund is subject to risks associated with investments in debt securities, including credit risk (the possibility that an issuer may default by failing to repay both interest and principal), interest rate risk (the potential that the value of a security will decrease due to a rise in interest rates), and the risk of investing in debt securities rated below investment grade (“junk bonds”). The Fund is subject to risks associated with investments in other investment companies, which include the risks associated with the underlying investment company’s portfolio. The Fund is also subject to market risk.

The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.

For more information about these risks, see the “Additional Investment Strategies” section.

INTERNATIONAL INVESTORS GOLD FUND PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total returns of the Fund’s Class A shares for each of the last ten calendar years. Annual returns for the other classes will differ to the extent the classes have different expenses. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 44.96% for the quarter ended 3/31/02. The lowest quarterly return was -31.82% for the quarter ended 9/30/08.

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of a broad-based securities market index over time. The Fund’s returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).

International Investors Gold Fund
Average Annual Total Returns (with sales charges)
As of December 31, 2008
	1 Year	5 Year	10 Year	Class C Life of Fund†

Class A Shares[1]
Return Before Taxes	-33.11%	9.14%	13.36%	—
Return After Taxes on Distributions	-33.98%	6.94%	11.52%	—
Return After Taxes on Distributions and Sale of Fund Shares	-21.25%	7.36%	11.15%	—
Class C Shares[2]
Return Before Taxes	-30.21%	9.75%	N/A	14.05%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)[3]	-26.33%	4.81%	13.14%	8.97%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)[4]	-36.99%	-2.19%	-1.38%	0.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

PERFORMANCE (continued)

[1]	Class A commenced operations on 2/10/56.

[2]	Class C commenced operations on 10/3/03. Index returns for the Class C performance comparison are calculated as of nearest month end (9/30/03).

[3]	The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[4]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The NYSE Arca Gold Miners Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

†	Only shown for share classes with less than 10 years of performance history.

INTERNATIONAL INVESTORS GOLD FUND EXPENSES

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

International Investors Gold Fund
Shareholder Expenses
(fees paid directly from your investment)
	Class A	Class C

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of net asset value or purchase price)	0.00%	1.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fees	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.47%	0.47%
Total Annual Fund Operating Expenses[1]	1.45%	2.20%

[1]

Class A shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 1.45% of average daily net assets.

Class C shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 2.50% of average daily net assets.

EXPENSES (continued)

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class A	$714	$1,007	$1,322	$2,210
Class C	$323	$668	$1,180	$2,534
You would pay the following expenses if you did not redeem your shares
Class A	$714	$1,007	$1,322	$2,210
Class C	$223	$668	$1,180	$2,534

*	Class C shares automatically convert to Class A shares after year eight.

II. ADDITIONAL INVESTMENT STRATEGIES

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

THE PERCENTAGE LIMITATIONS RELATING TO THE COMPOSITION OF A FUND’S PORTFOLIO APPLY AT THE TIME THE FUND ACQUIRES AN INVESTMENT. A SUBSEQUENT INCREASE OR DECREASE IN PERCENTAGE RESULTING FROM A CHANGE IN THE VALUE OF PORTFOLIO SECURITIES OR THE TOTAL OR NET ASSETS OF THE FUND WILL NOT BE CONSIDERED A VIOLATION OF THE RESTRICTION.

ASSET-BACKED SECURITIES

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition	Represent securitized pools of consumer loans and other assets unrelated to mortgages.
Risk

Asset-backed securities are subject to the risks associated with other debt securities. The asset backing the security may lose value, thereby making the security less secured. In addition, they are subject to the risk of prepayment, which is the possibility that the principal on the underlying loans may be paid earlier than expected, requiring the Funds to reinvest the proceeds at generally lower interest rates. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Rates of prepayment that are faster or slower than expected by the Adviser, could reduce the Funds’ yield, increase the volatility of the Funds and/or cause a decline in net asset value.

ADDITIONAL INVESTMENT STRATEGIES (continued)

BORROWING; LEVERAGE RISK

Funds	All Funds
Definition

Borrowing to invest more is called “leverage.” The Funds may borrow from banks provided that the amount of borrowing is no more than one third of the net assets of the Fund plus the amount of the borrowings. The Fund is required to be able to restore borrowing to its permitted level within three days, if it should increase to more than one-third as stated above. Methods that may be used to restore borrowings in this context include selling securities, even if the sale hurts the Fund’s investment performance.

Risk

Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only through negotiated loan agreements with commercial banks or other institutional lenders.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition

These securities are backed by a group of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities; the Funds invest in CMOs rated A or better by S&P® and Moody’s. CMOs “pass through” payments made by individual mortgage holders.

Risk

CMOs are subject to the risks associated with other debt securities. In addition, like other asset-backed securities, CMOs are subject to the risk of prepayment. Please refer to the “asset-backed securities” section above for other risks. The asset backing the security may lose value, thereby making the security less secured. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Funds may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

COMMODITY-LINKED DERIVATIVES AND STRUCTURED NOTES

Funds	All Funds
Definition

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

Risk

The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of structured notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

ADDITIONAL INVESTMENT STRATEGIES (continued)

COMMODITY RISK

Funds	All Funds
Definition

Each Fund may invest in securities and financial instruments that derive their value from commodities, including industrial metals, gas and other energy products, natural resources and other commodities.

Risk

A Fund’s investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because a Fund’s performance is linked to the performance of highly volatile commodities, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.

DEBT SECURITIES; CREDIT AND INTEREST RATE RISK

Funds	All Funds
Definition

Debt, or fixed-income, securities may include bonds and other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the “secondary market”—that is, they are traded by people other than their original issuers.

Risk

All debt securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up.

DEFENSIVE INVESTING

Funds	All Funds

Definition

A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of the U.S. or foreign governments, certificates of deposit, bankers’ acceptances, shares of money market funds, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

Risk

“Opportunity cost”—i.e., when a Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. A Fund may not achieve its investment objective during periods of defensive investing.

ADDITIONAL INVESTMENT STRATEGIES (continued)

DERIVATIVES AND STRUCTURED NOTES

Funds	All Funds
Definition

Derivatives are financial instruments, such as swaps, options, warrants, futures contracts, currency forwards and structured notes, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. The Funds may use leveraged or unleveraged index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of a specific index. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

Risk

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage and may be highly volatile. Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, a Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a Fund’s derivative positions at any time.

For a complete discussion of the kinds of derivatives in which the Funds may invest, and of their risks, please see the Funds’ SAI.

DIRECT INVESTMENTS

Funds	All Funds
Definition	Investments made directly with an enterprise through a shareholder or similar agreements—not through publicly traded shares or interests.
Direct investments may involve high risk of substantial loss. Such positions may be hard to sell, because they are not listed on an exchange and prices of such positions may be unpredictable.
Risk

A direct investment price, as stated for valuation, may not be the price the Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. The Board of Trustees considers direct investments illiquid and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

The Funds will not more than 10% of their total assets in direct investments.

EMERGING MARKETS SECURITIES

Funds	All Funds
Definition	Securities of companies that are primarily located in developing countries. (See “Foreign Securities” for basic information on foreign investment risks.)
Risk

Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

ADDITIONAL INVESTMENT STRATEGIES (continued)

FOREIGN CURRENCY TRANSACTIONS

Funds	All Funds
Definition	The money issued by foreign governments; the contracts involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.
Risk

Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see “Derivatives and Structured Notes,” page 32).

FOREIGN SECURITIES

Funds	All Funds
Definition	Securities issued by foreign companies, traded in foreign currencies or issued by companies with most of their business interests in foreign countries.
Risk

Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation, or political, economic or social instability. Foreign accounting can be different—and less revealing—than American accounting practice. There is generally less information available regarding foreign issuers than U.S. issuers, and foreign regulation of stock exchanges may be inadequate or irregular. Foreign securities also may have varying tax consequences (see the section entitled “Taxes” in the SAI).

Some of these risks may be reduced when Funds invest indirectly in foreign issues through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and other securities which are traded on larger, recognized exchanges and in stronger, more recognized currencies.

Russia: The Funds invest only in those Russian companies whose registrars have contracted to allow the Funds’ Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.

INDEXED COMMERCIAL PAPER

Funds	All Funds
Definition

For hedging purposes only, the Funds may invest in commercial paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Funds segregate asset accounts with an equivalent amount of cash, U.S. government securities or other highly liquid securities equal in value to this commercial paper.

Risk

Principal may be lost, but the potential for gains in principal and interest may help the Funds cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.

INDUSTRY CONCENTRATION

Funds	Global Hard Assets Fund, International Investors Gold Fund
Definition

The Funds may invest more than 50% of their net assets in a single sector or industry. In the case of International Investors Gold Fund, it will invest at least 80% of its assets in the securities of companies engaged in gold-related activities, including exploration, mining, processing, or dealing in gold. In the case of Global Hard Assets Fund, it will invest at least 80% of its assets in securities of “hard asset” companies and instruments that derive their value from “hard assets.”

Risk	Concentration of investments in a single sector or industry may make a Fund more volatile than funds which are more diversified.

ADDITIONAL INVESTMENT STRATEGIES (continued)

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Funds	All Funds
Definition

The Funds may invest up to 20% of their respective net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and ETFs, subject to limitations under the 1940 Act. Such investments are commonly used as a practical means by which the Funds may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted by foreign entities. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Funds may invest in other Van Eck investment Companies. However, in no event will the Funds invest more than 5% of their respective net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund investing in a Van Eck Investment Company by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

Risks

Any investment in another investment company is subject to the underlying risks of that investment company’s portfolio securities or assets. For example, if the investment company holds common stocks, the Funds would be exposed to the risk of investing in common stocks. In addition to the Funds’ fees and expenses, the Funds will bear their share of the investment company’s fees and expenses. ETFs involve risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of market prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of the ETF. Shares of closed-end funds and ETFs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial in the case of closed-end funds. If investment company securities are purchased at a premium to net asset value, the premium may not exist when those securities are sold and the Funds could incur a loss.

LACK OF RELIABLE FINANCIAL INFORMATION

Funds	All Funds
Definition	Emerging markets securities issuers are subject to different disclosure requirements than those of issuers in developed countries.
Risk

There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

LOANS OF PORTFOLIO SECURITIES

Funds	All Funds
Definition

The Funds may lend their securities as permitted under the 1940 Act, including by participating in securities lending programs managed by broker-dealers. Broker-dealers must collateralize (secure) these borrowings in full with cash, U.S. government securities or high-quality letters of credit.

Risk	If a broker-dealer breaches its agreement either to pay for the loan, to pay for the securities or to return the securities, the Fund may lose money.

LOW RATED FIXED-INCOME SECURITIES
(“JUNK BONDS”)

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition	Low rated fixed income securities include debt securities, foreign and domestic, rated “below investment grade” by ratings services as well as non-rated fixed income securities.
Risk

These securities are also called “junk bonds.” In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. They also bear the risk of untimely payment. By definition, they involve more risk of default than do higher- rated issues.

Additionally, evaluating credit risk for non-U.S. debt securities involves greater uncertainty because credit rating agencies throughout the world have different standards,

ADDITIONAL INVESTMENT STRATEGIES (continued)

making comparisons across countries difficult. The market for international, non-investment grade debt securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which securities are sold. In addition, adverse publicity and investor perceptions about international, non-investment grade debt securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such securities.

MARKET RISK

Funds	All Funds
Definition

Market risk is a risk common to the entire class of assets. An investment in the Funds involves “market risk”—the risk that securities prices may go up or down. The value of investments may decline over time because of economic changes or other events that impact large portions of the market.

Risk

An investment in the Funds involves “market risk”—the risk that securities prices may go up or down. Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

MARKET TIMING OF THE FUNDS

Funds	All Funds
Definition	An attempt to predict future market directions, typically by examining recent price, volume or economic data, and investing based on those predictions.
Risk

Although the Adviser uses reasonable efforts to deter short-term trading that may be harmful to a Fund, commonly referred to as “market timing,” the Adviser can give no guarantees that it will be able to detect or prevent shareholders from engaging in short-term trading. If the Adviser is unable to detect and prevent harmful short-term trading, a Fund may incur additional expenses, the Fund’s portfolio management process may be disrupted and long-term shareholders may be disadvantaged.

NON-DIVERSIFICATION RISK

Funds	All Funds
Definition	Non-diversified funds may invest in fewer assets or in larger proportions of the assets of single companies or industries.
Risk

Greater concentration of investments in non-diversified funds may make those funds more volatile than diversified funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree.

PARTLY PAID SECURITIES

Funds	All Funds
Definition	Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments—the buyer “takes over payments.”
Risk

The buyer’s rights are typically restricted until the security is fully paid. If the value of a partly-paid security declines before a Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell and as a result will incur a loss.

ADDITIONAL INVESTMENT STRATEGIES (continued)

PORTFOLIO TURNOVER

Funds	All Funds
Definition

The Funds may engage in active and frequent trading of their portfolio securities. The Financial Highlights Table at the end of this Prospectus shows each Fund’s portfolio turnover rates during recent fiscal years.

Risk

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in higher brokerage costs and an increase in taxable capital gains distributions to the shareholders. See the sections on “Distributions” and “Tax Consequences.”

PRECIOUS METALS RISK

Funds	Global Hard Assets Fund, International Investors Gold Fund
Definition	Gold, silver, platinum and palladium in the form of bullion and coins which have no numismatic (collectable) value. There is a well-established world market for precious metals.

Risk

Precious metals prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. In addition, political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price. The vast majority of gold producers are domiciled in just five countries: South Africa, the United States, Australia, Canada and Russia. Under current U.S. tax law, the Funds may not receive more than 10% of their yearly income from selling precious metals or any other physical commodity. That law may require a Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them—both may cause investment losses or lost opportunities for profit. The Funds also incur storage costs for bullion and coins. In addition, gains realized upon a sale or other disposition of precious metals is subject to federal income tax at a current rate of 28%, which is higher than the rate generally applicable to long-term capital gains.

REAL ESTATE SECURITIES RISK

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition

The Funds may not invest in real estate directly but may (i) invest in securities of issuers that invest in real estate or interests therein, including interests in real estate investment trusts, REITs, (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iii) hold and sell real estate acquired by the Funds as a result of the ownership of securities. The Global Hard Assets Fund may invest more than 50% of its net assets in real estate securities.

Risk	All general risks of real estate investing apply to REITs (for example, illiquidity and volatile prices), plus special risks of REITs in particular. (See “Real Estate Securities” in the SAI.)

REPURCHASE AGREEMENTS

Funds	All Funds
Definition

In a repurchase agreement (a “repo”), a Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Funds enter into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Risk	There is a risk of a counterparty defaulting on a “repo,” which may result in the Funds losing money.

ADDITIONAL INVESTMENT STRATEGIES (continued)

SHORT SALES

Funds	All Funds
Definition

In a short sale, a Fund borrows an equity security from a broker then sells it. If the value of the security goes down, the Fund can buy it back in the market and return it to the broker, making a profit. A Fund may also “short-against-the-box”, which is a short sale of a security that the Fund owns, for tax or other purposes. Each of the Funds may engage in short sales as a defensive technique to hedge their existing position(s) and/or market risk, and only in an amount up to 10% of their respective net assets.

Risk

If the value of the security goes up, then if the Fund does not hold this security, the Fund will have to buy it back in the market at a loss to make good on its borrowing. The Fund is required to “cover” its short sales with collateral by depositing cash, U.S. government securities or other liquid high-quality securities in a segregated account.

SMALL AND MEDIUM CAPITALIZATION COMPANIES

Funds	All Funds
Definition

Companies with a market capitalization below that of the top 200 companies by market capitalization principally traded in the U.S. These companies may have limited product lines, markets or financial resources or depend upon a few key employees.

Risk

Investments in securities of small and medium-sized companies involve greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than the stocks of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

WHEN-ISSUED DEBT SECURITIES

Funds	All Funds
Definition	Debt securities that trade before issuance, but are delivered and paid for some time on or after issuance.

Risk

Principal and interest of a when-issued security may vary during the period between purchase and delivery so that its value, when the Fund takes possession of it, may be different than when the Fund committed to buy it. The Fund will maintain reserves of cash, U.S. government securities or other liquid high quality securities in a segregated account to offset purchases of when-issued securities.

PORTFOLIO HOLDINGS INFORMATION

Generally, it is the Funds’ and Adviser’s policy that no current or potential investor, including any Fund shareholder, shall be provided information about the Funds’ portfolio on a preferential basis in advance of the provision of that information to other investors. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Limited portfolio holdings information for the Funds is available to all investors on the Van Eck website at www.vaneck.com. Information regarding the Funds’ top holdings and country and sector weightings, updated as of each month-end, is located on this website. Generally, this information is posted to the website within 30 days of the end of the applicable month. This information generally remains available on the website until new information is posted. Each Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

III. SHAREHOLDER INFORMATION

HOW TO BUY, SELL, EXCHANGE OR TRANSFER SHARES; HOW TO CHOOSE A CLASS OF SHARES; SALES CHARGES; HOUSEHOLDING; RETIREMENT PLANS; TAXES; DIVIDENDS AND CAPITAL GAINS AND MANAGEMENT OF THE FUNDS. (SEE THE SAI FOR ADDITIONAL INFORMATION).

1. HOW TO BUY, SELL, EXCHANGE OR TRANSFER SHARES

THROUGH A BROKER OR AGENT

The applicable sales charge will be the same, whether you buy indirectly through a broker or agent or directly through the transfer agent. Contact your broker or agent for details.

THROUGH THE TRANSFER AGENT, DST SYSTEMS, INC. (DST)

You may buy (purchase), sell (redeem), exchange, or transfer ownership of shares directly through DST by mail or telephone, as stated below.

The Funds’ mailing address at DST is:

Van Eck Global
P.O. Box 218407
Kansas City, MO 64121-8407

For overnight delivery:

Van Eck Global
210 W. 10th St., 8th Fl.
Kansas City, MO 64105-1802

Non-resident aliens cannot make a direct investment to establish a new account in the Funds, but may invest through their broker or agent and certain foreign financial institutions that have agreements with Van Eck.

To telephone the Funds at DST, call Van Eck’s Account Assistance at 1-800-544-4653.

PURCHASE BY MAIL

To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, starter checks, money orders, travelers checks, cashier checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts (see “Retirement Plans” for details). For further details, see the application or call Account Assistance.

TELEPHONE REDEMPTION—PROCEEDS BY CHECK 1-800-345-8506

If your account has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). You automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent settlement instructions, or by written notice to DST. All accounts are eligible for the privilege except those registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans.

EXPEDITED REDEMPTION—PROCEEDS BY WIRE 1-800-345-8506

If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

WRITTEN REDEMPTIONS

Your written redemption (sale) request must include:

■	Fund and account number.

■	Number of shares or dollar amount to be redeemed, or a request to sell “all shares.”

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

■	Special instructions, including bank wire information or special payee or address.

A signature guarantee for each account holder will be required if:

■	The redemption is for $50,000 or more.

■	The redemption amount is wired.

■	The redemption amount is paid to someone other than the registered owner.

■	The redemption amount is sent to an address other than the address of record.

■	The address of record has been changed within the past 30 days.

Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.

SHAREHOLDER INFORMATION (continued)

TELEPHONE EXCHANGE 1-800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between Funds of the same Class without any additional sales charge. (Shares originally purchased into the money market fund, which paid no sales charge, may pay an initial sales charge the first time they are exchanged into another Class A fund.)

Exchanges of Class C shares are exempt from the redemption sales charge. All accounts are eligible except for those registered in street name and certain custodial retirement accounts held by a financial institution other than Van Eck. For further details regarding exchanges, please see the application, “Limits and Restrictions” and “Unauthorized Telephone Requests” below, or call Account Assistance.

WRITTEN EXCHANGES

Written requests for exchange must include:

■	The fund and account number to be exchanged out of.

■	The fund to be exchanged into.

■	Directions to exchange “all shares” or a specific number of shares or dollar amount.

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in “Telephone Exchange.”

CERTIFICATES

Certificates are no longer issued for new or existing shares effective May 1, 2007.

TRANSFER OF OWNERSHIP

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.

REDEMPTIONS IN KIND

Each Fund reserves the right to redeem its shares “in kind.” A description of “in kind” redemptions can be found in the SAI.

LIMITS AND RESTRICTIONS

Frequent Trading Policy

The Board of Trustees has adopted policies and procedures reasonably designed to deter frequent trading in shares of each Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of each Fund’s portfolio and may increase a Fund’s expenses and negatively impact the Fund’s performance. As such, each Fund may reject a purchase or exchange transaction or restrict an account from investing in the Fund for any reason if the Adviser, in its sole discretion, believes that a shareholder is engaging in market timing activities that may be harmful to the Fund. Each Fund discourages and does not accommodate frequent trading of shares by its shareholders.

Each Fund invests portions of its assets in securities of foreign issuers, and consequently may be subject to an increased risk of frequent trading activities because frequent traders may take advantage of time zone differences between the foreign markets in which the Fund’s portfolio securities trade and the time as of which the Fund’s net asset value is calculated (“time-zone arbitrage”). Each Fund’s investments in other types of securities may also be susceptible to frequent trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. Each Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to potential price arbitrage. However, there is no guarantee that a Fund’s net asset value will immediately reflect changes in market conditions.

Each Fund uses a variety of techniques to monitor and detect abusive trading practices, such as monitoring purchases, redemptions and exchanges that meet certain criteria established by the Fund, and making inquiries with respect to such trades. If a transaction is rejected or an account restricted due to suspected market timing, the investor or his or her financial adviser will be notified.

With respect to trades that occur through omnibus accounts at intermediaries, such as broker-dealers and third party administrators, each Fund requires all such intermediaries to agree to cooperate in identifying and restricting market timers in accordance with the Fund’s policies and will periodically request customer trading activity in the omnibus accounts based on certain criteria established by the Fund. There is no assurance that a Fund will request such information with sufficient frequency to detect or

SHAREHOLDER INFORMATION (continued)

deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

Although each Fund will use reasonable efforts to prevent market timing activities in the Fund’s shares, there can be no assurances that these efforts will be successful. As some investors may use various strategies to disguise their trading practices, a Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities.

For further details, contact Account Assistance.

Unauthorized Telephone Requests

Like most financial organizations, Van Eck, the Funds and DST may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller’s identity and authority to act on the account are not followed.

If you do not want to authorize the Telephone Exchange or Redemption privilege on your eligible account, you must refuse it on the Account Application, broker/agent settlement instructions, or by written notice to DST. Van Eck, the Funds, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.

AUTOMATIC SERVICES

Automatic Investment Plan

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Fund account. For further details and to request an Application, contact Account Assistance.

Automatic Exchange Plan

You may authorize DST to periodically exchange a specified dollar amount for your account from one Fund to another Fund. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

Automatic Withdrawal Plan

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Fund account and mail a check to you for the proceeds. Your Fund account must be valued at $10,000 or more at the current offering price to establish the Plan. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

MINIMUM PURCHASE

An initial purchase of $1,000 and subsequent purchases of $100 or more are required for non-retirement accounts. There are no purchase minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program. Minimums may be waived for initial and subsequent purchases through “wrap fee” and similar programs offered without a sales charge by certain financial institutions and third-party recordkeepers and/or administrators.

ACCOUNT VALUE AND REDEMPTION

If the value of your account falls below $1,000 after the initial purchase, each Fund reserves the right to redeem your shares after 30 days notice to you. This does not apply to accounts exempt from purchase minimums as described above.

HOW FUND SHARES ARE PRICED

Each Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus any applicable sales charge. Each Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE. Each Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. As a result, the NAV of each Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

Each Fund’s investments are generally valued based on market quotations. When market quotations are not readily available for a portfolio security, or in the opinion of the Adviser do not reflect the security’s fair value, a Fund will use the security’s “fair value” as determined in good faith in accordance with the Funds’ Fair Value Pricing Procedures, which have been approved by the Board of Trustees. As a general principle, the current fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. The Funds’ Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board of

Trustees and for administering the process used to arrive at fair value prices.

Factors that may cause a Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or “stale” because its price doesn’t change in five consecutive business days, (4) the Adviser determines that a market quotation is inaccurate, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, and the forces influencing the market in which the security is traded.

Foreign securities in which the Funds invest may be traded in markets that close before the time that each Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV.

Certain of the Funds’ portfolio securities are valued by an outside pricing service approved by the Board of Trustees. The pricing service may utilize an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depository receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Funds’ fair value procedures, there can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

2. HOW TO CHOOSE A CLASS OF SHARES

The Funds offer three classes of shares with different sales charges and 12b-1 fee schedules, designed to provide you with different purchase options according to your investment needs. Class A and Class C shares are offered to the general public and differ in terms of sales charges and ongoing expenses. No money market fund is available for exchange with Class C or Class I shares. Class C shares automatically convert to Class A shares eight years after each individual purchase. Class I shares are offered only to eligible investors, as specifically described in a separate prospectus.

■

CLASS A Shares are offered at net asset value plus an initial sales charge at time of purchase of up to 5.75% of the public offering price. The initial sales charge is reduced for purchases of $25,000 or more. For further information regarding sales charges, breakpoints and other discounts, please see below. The 12b-1 fee is 0.25% annually.

■

CLASS C Shares are offered at net asset value with no initial sales charge, but are subject to a contingent deferred redemption charge (CDRC) of 1.00% on all redemptions during the first 12 months after purchase. The CDRC may be waived under certain circumstances; please see below. The 12b-1 fee is 1.00% annually.

■

CLASS I Shares are offered with no sales charges on purchases, no CDRC, and no 12b-1 fee. To be eligible to purchase Class I shares, you must be either an eligible institutional investor that is making or has made a minimum initial investment of at least $1 million (which may be reduced or waived under certain circumstances) or an eligible Employer-Sponsored Retirement Plan with plan assets of $3 million or more. For more information on the Class I shares, please see the separate prospectus for Class I shares.

Financial intermediaries may offer their clients more than one class of shares of a Fund. Investors should consider carefully a Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class.

SHAREHOLDER INFORMATION (continued)

3. SALES CHARGES—ALL FUNDS

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the Net Asset Value (NAV) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic investment of income dividends or capital gains distribution. It is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Class A Shares Sales Charges
	Sales Charge as a Percentage of
Dollar Amount of Purchase	Offering Price	Net Amount Invested	Percentage to Brokers or Agents[1]

Less than $25,000	5.75%	6.10%	5.00%
$25,000 to less than $50,000	5.00%	5.30%	4.25%
$50,000 to less than $100,000	4.50%	4.70%	3.90%
$100,000 to less than $250,000	3.00%	3.10%	2.60%
$250,000 to less than $500,000	2.50%	2.60%	2.20%
$500,000 to less than $1,000,000	2.00%	2.00%	1.75%
$1,000,000 and over	None [2]

[1]	Brokers or Agents who receive substantially all of the sales charge for shares they sell may be deemed to be statutory underwriters.

[2]	The Distributor may pay a Finder’s Fee of up to 1% to eligible brokers and agents on qualified commissionable purchases at or above the $1 Million breakpoint. For details, contact the Distributor.

Class C Shares Sales Charges
Year Since Purchase	Contingent Deferred Redemption Charge (CDRC)†

First	1.00% of the lesser of NAV or purchase price
Second and thereafter	None

Class C Broker/Agent Compensation: 1.00% (0.75 of 1% distribution fee and 0.25 of 1.00% service fee) of the amount purchased at time of investment.

†	Shares will be redeemed in the following order: (1) shares not subject to the CDRC (dividend reinvestment, etc.), (2) first in, first out.

REDUCED OR WAIVED SALES CHARGES

You may qualify for a reduced or waived sales charge as stated below, or under other appropriate circumstances. You (or your broker or agent) must notify DST or Van Eck at the time of each purchase or redemption whenever a reduced or waived sales charge is applicable. The term “purchase” refers to a single purchase by an individual (including spouse and children under age 21), corporation, partnership, trustee, or other fiduciary for a single trust, estate, or fiduciary account. For further details, see the SAI. The value of shares owned by an individual in Class A and C of each of the Van Eck Funds may be combined for a reduced sales charge in Class A shares only. (The Money Fund cannot be combined for a reduced sales charge in Class A shares.)

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it will be necessary at the time of purchase for you to inform your broker or agent (or DST or Van Eck), of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums.

The Funds make available information regarding applicable sales loads, breakpoint discounts, reduced or waived sales charges and eligibility minimums, on their website at www.vaneck.com, free of charge.

FOR CLASS A SHARES

Right of Accumulation

When you buy shares, the amount you purchase will be combined with the value, at current offering price, of any existing Fund shares you own. This total will determine the sales charge level for which you qualify.

Combined Purchases

The combined amounts of your multiple purchases in the Funds on a single day determines the sales charge level for which you qualify.

Letter of Intent

If you plan to make purchases in the Funds within a 13 month period that total an amount equal to a reduced sales charge level, you can establish a Letter of Intent (LOI) for that amount. Under the LOI, your initial and subsequent purchases during that period receive the sales charge level applicable to that total amount. For escrow provisions and details, see the Application.

Persons Affiliated with Van Eck

Trustees, officers, and full-time employees (and their families) of the Funds, Adviser or Distributor may buy without a sales charge. Also, employees (and their spouses and children under age 21) of a brokerage firm or bank that has a selling agreement with Van Eck, and other affiliates and agents, may buy without a sales charge.

SHAREHOLDER INFORMATION (continued)

Load-waived Programs Through Financial Intermediaries

Financial intermediaries that meet certain requirements and: (i) are compensated by their clients on a fee-only basis, including but not limited to Investment Advisors, Financial Planners, and Bank Trust Departments; or (ii) have entered into an agreement with Van Eck to offer Class A shares through a no-load network or platform, may buy without a sales charge on behalf of their clients.

Foreign Financial Institutions

Certain foreign financial institutions that have international selling agreements with Van Eck may buy shares with a reduced or waived sales charge for their omnibus accounts on behalf of foreign investors. Shareholders who purchase shares through a foreign financial institution at a fixed breakpoint may pay a greater or lesser sales charge than if they purchased directly through a U.S. dealer.

Institutional Retirement Programs

Certain financial institutions and third-party recordkeepers and/or administrators who have agreements with Van Eck may buy shares without a sales charge for their accounts on behalf of investors in retirement plans and deferred compensation plans other than IRAs.

Buy-back Privilege

You have the right, once a year, to reinvest proceeds of a redemption from Class A shares of a Fund into that Fund or Class A shares of another Fund within 30 days without a sales charge (excluding the money market fund). If you invest into the same Fund within 30 days before or after you redeem your shares at a loss, the “wash sale” rules apply to disallow for tax purposes a loss realized upon redemption.

FOR CLASS C SHARES

Death or Disability

The CDRC may be waived upon (1) death or (2) disability as defined by the Internal Revenue Code.

Certain Retirement Distributions

The CDRC may be waived for lump sum or other distributions from IRA, Qualified (Pension and Profit Sharing) Plans, and 403(b) accounts following retirement or at age 70 1/2. It is also waived for distributions from qualified pension or profit sharing plans after employment termination after age 55. In addition, it is waived for shares redeemed as a tax-free return of an excess contribution.

Conversion Feature

After eight years, Class C shares of each of the Funds will convert automatically to Class A shares of the respective Fund with no initial sales charge.

The eight-year period runs from the last day of the month in which the shares were purchased, or in the case of Class C shares acquired through an exchange, from the last day of the month in which the original Class C shares were purchased. Class C shares held for eight years are converted to Class A shares on the fifth calendar day of the month following their eight-year anniversary (or the next business day thereafter if the fifth is a non-business day).

4. HOUSEHOLDING OF REPORTS AND PROSPECTUSES

If more than one member of your household is a shareholder of any of the funds in the Van Eck Family of Funds, regulations allow us to deliver single copies of your shareholder reports, prospectuses and prospectus supplements to a shared address for multiple shareholders. For example, a husband and wife with separate accounts in the same fund who have the same shared address generally receive two separate envelopes containing the same report or prospectus. Under the new system, known as “householding,” only one envelope containing one copy of the same report or prospectus will be mailed to the shared address for the household. This new system will not affect the delivery of individual transaction confirmations, account statements, and annual tax information, which will continue to be mailed separately to each shareholder. You may benefit from this new system in two ways, a reduction in mail you receive and a reduction in fund expenses due to lower fund printing and mailing costs. However, if you prefer to continue to receive separate shareholder reports and prospectuses for each shareholder living in your household now or at any time in the future, please call Account Assistance at 1-800-544-4653.

5. RETIREMENT PLANS

Fund shares may be invested in tax-advantaged retirement plans sponsored by Van Eck or other financial organizations. Retirement plans sponsored by Van Eck use State Street Bank and Trust Company as custodian and must receive investments directly by check or wire using the appropriate Van Eck retirement plan application. Confirmed trades through a broker or agent cannot be accepted. To obtain applications and helpful information on Van Eck retirement plans, contact your broker or agent or Account Assistance.

SHAREHOLDER INFORMATION (continued)

Retirement Plans Sponsored by Van Eck:

Traditional IRA

Roth IRA

SEP IRA

Qualified (Pension and Profit Sharing) Plans

6. FEDERAL INCOME TAXES

TAXATION OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS YOU RECEIVE

For tax-reportable accounts, dividends and capital gains distributions are normally taxable even if they are reinvested. Certain dividends are treated as qualified dividend income, taxable at long-term capital gain rates. Other dividends and short-term capital gains are taxed as ordinary income. Long-term capital gains are taxed at long- term capital gain rates. Tax laws and regulations are subject to change.

TAXATION OF SHARES YOU SELL

For tax-reportable accounts, when you redeem your shares you may incur a capital gain or loss on the proceeds. The amount of gain or loss, if any, is the difference between the amount you paid for your shares (including reinvested dividends and capital gains distributions) and the amount you receive from your redemption. Be sure to keep your regular statements; they contain the information necessary to calculate the capital gain or loss.

An exchange of shares from one Fund to another will be treated as a sale and purchase of Fund shares. It is therefore a taxable event.

NON-RESIDENT ALIENS

Dividends and short-term capital gains, if any, made to non-resident aliens are subject to a withholding tax (or lower tax treaty rates for certain countries). The Internal Revenue Service considers these dividends U.S. source income. Short-term capital gains, if any, may be subject to withholding. Currently, the Funds are not required to withhold tax from distributions of long-term capital gains or redemption proceeds if non-resident alien status is properly certified.

7. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends and capital gains distributions are generally declared and paid annually in December. See your tax adviser for details. Short-term capital gains are treated like dividends and follow that schedule. Occasionally, a dividend and/or capital gain distribution may be made outside of the normal schedule.

Dividends and Capital Gains Distribution Schedule
Fund	Dividends and Short-Term Capital Gains	Distribution of Long-Term Capital Gains

Emerging Markets Fund	December	December
Global Hard Assets Fund	December	December
International Investors Gold Fund	December	December

Dividends and Capital Gains Distributions Reinvestment Plan

Dividends and/or distributions are automatically reinvested into your account without a sales charge, unless you elect a cash payment. You may elect cash payment either on your original Account Application, or by calling Account Assistance at 1-800-544-4653.

Divmove

You can have your cash dividends from a Class A Fund automatically invested in Class A shares of another Van Eck Fund. Cash dividends are invested on the payable date, without a sales charge. For details and an Application, call Account Assistance.

SHAREHOLDER INFORMATION (continued)

8. MANAGEMENT OF THE FUNDS

INFORMATION ABOUT FUND MANAGEMENT

RECENT DEVELOPMENTS

Legal Investigations and Proceedings

The Board of Trustees has conducted an independent investigation to determine if the Adviser or any of its affiliates engaged in improper or wrongful activity that may have caused a loss to one or more of the Funds in connection with past market timing activities by certain investors in the Funds. The Board and the Adviser are currently working to resolve outstanding issues relating to these matters.

INVESTMENT ADVISER

Van Eck Associates Corporation, 335 Madison Avenue, New York, New York 10017 has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, hedge funds, ETFs, pension plans and other investment accounts. John C. van Eck and members of his immediate family own 100% of the voting stock of the Van Eck Associates Corporation. As of December 31, 2008, the Adviser’s assets under management were approximately $8.1 billion.

Fees paid to the Adviser: Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 0.75% of average daily net assets. Global Hard Assets Fund pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets, which includes accounting and administrative services provided to the Fund. International Investors Gold Fund pays the Adviser a monthly fee at the annual rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.65% on the next $250 million of average daily net assets and 0.50% of average daily net assets in excess of $750 million. The Adviser also performs accounting and administrative services for Emerging Markets Fund and International Investors Gold Fund. For these services, Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 0.25% of average daily net assets and International Investors Gold Fund pays the Adviser a monthly fee at the annual rate of 0.25% on the first $750 million of average daily net assets and 0.20% of average daily net assets in excess of $750 million.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement of the Fund is available in the Fund’s semi-annual report to shareholders for the six months ended June 30, 2008.

SHAREHOLDER INFORMATION (continued)

PORTFOLIO MANAGERS

Emerging Markets Fund:

David A. Semple. Mr. Semple joined the Adviser in 1998 as an Investment Director. He currently serves as the portfolio manager for the Adviser’s accounts utilizing the emerging market strategy. He is also a member of the investment team of another mutual fund advised by the Adviser.

Global Hard Assets Fund is managed by a team of investment professionals. Current members of the team are:

Derek S. van Eck. Mr. van Eck joined the Adviser in 1993. Mr. van Eck has overseen a team of investment professionals that includes specialists in hard asset sectors and in the emerging markets since 1998. He serves as portfolio manager for this Fund. He is also a portfolio manager of another mutual fund advised by the Adviser.

Charles T. Cameron. Mr. Cameron joined the Adviser as the Director of Trading in 1995. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Joseph M. Foster. Mr. Foster joined the Adviser in 1996 as a precious metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Samuel L. Halpert. Mr. Halpert joined the Adviser in 2000. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Geoffrey R. King. Mr. King joined the Adviser in 2007 as a research associate specializing in exploration and production, refining, drilling and alternative energy markets. He currently serves on the investment team for this Fund and for another mutual fund advised by the Adviser.

Gregory F. Krenzer. Mr. Krenzer joined the Adviser in 1994 as a trader. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Charl P. de M. Malan. Mr. Malan joined the Adviser in 2003 as a precious metals and base metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Shawn Reynolds. Mr. Reynolds joined the Adviser in 2005 as a senior energy analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser.

International Investors Gold Fund is managed by a team of investment professionals. Current members of the team are:

Joseph M. Foster. Mr. Foster joined the Adviser in 1996 as a precious metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Charl P. de M. Malan. Mr. Malan joined the Adviser in 2003 as a precious metals and base metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

The SAI provides additional information about the above Portfolio Managers, their compensation, other accounts they manage, and their securities ownership in the Funds.

SHAREHOLDER INFORMATION (continued)

Plan of Distribution (12b-1 Plan)

Each of the Funds has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act. Of the amounts expended under the plan for the fiscal year ended December 31, 2008 for all Funds, approximately 97% was paid to Brokers and Agents who sold shares or serviced accounts of Fund shareholders. The remaining 3% was retained by the Distributor to pay expenses such as printing and mailing prospectuses and sales material. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees may increase the cost of your investment and cost you more than paying other types of sales charges.

For a complete description of the Plan of Distribution, please see “Plan of Distribution” in the SAI.

Van Eck Funds Annual 12b-1 Schedule
	Fee To Fund	Payment To Dealer

Emerging Markets Fund-A	0.25%	0.25%
Emerging Markets Fund-C	1.00%	1.00	%*
Global Hard Assets Fund-A	0.25%	0.25%
Global Hard Assets Fund-C	1.00%	1.00	%*
International Investors Gold Fund-A	0.25%	0.25%
International Investors Gold Fund-C	1.00%	1.00	%*

*	Class C payment to brokers or agents begins to accrue after the 12th month following the purchase trade date. Each purchase must age that long or there is no payment.

The Trust

For more information on the Trust, the Trustees and the Officers of the Trust, see “The Trust” and “Trustees and Officers” in the SAI.

Expenses

Each Fund bears all expenses of its operations other than those incurred by the Adviser or its affiliate under the Advisory Agreement with the Trust. For a more complete description of Fund expenses, please see the SAI.

The Distributor

Van Eck Securities Corporation, 335 Madison Avenue, New York, NY 10017 (the “Distributor”), a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”), has entered into a Distribution Agreement with the Trust.

The Distributor generally sells and markets shares of the Funds through intermediaries, such as broker-dealers. The intermediaries selling the Funds’ shares are compensated from sales charges and from 12b-1 fees and/or shareholder services fees paid directly and indirectly by the Funds.

In addition, the Distributor may pay certain intermediaries, out of its own resources and not as an expense of the Funds, additional cash or non-cash compensation as an incentive to intermediaries to promote and sell shares of the Funds and other mutual funds distributed by the Distributor. These payments are commonly known as “revenue sharing”. The benefits that the Distributor may receive when it makes these payments include, among other things, placing the Funds on the intermediary’s sales system and/or preferred or recommended fund list, offering the Funds through the intermediary’s advisory or other specialized programs, and/or access (in some cases on a preferential basis over other competitors) to individual members of the intermediary’s sales force. Such payments may also be used to compensate intermediaries for a variety of administrative and shareholders services relating to investments by their customers in the Funds. The fees paid by the Distributor to intermediaries may be calculated based on the gross sales price of shares sold by an intermediary, the net asset value of shares held by the customers of the intermediary, or otherwise. These fees, may, but are not normally expected to, exceed in the aggregate 0.50% of the average net assets of the funds attributable to a particular intermediary on an annual basis.

The Distributor may also provide intermediaries with additional cash and non-cash compensation, which may include financial assistance to intermediaries in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns, technical and systems support, attendance at sales meetings and

SHAREHOLDER INFORMATION (continued)

reimbursement of ticket charges. In some instances, these incentives may be made available only to intermediaries whose representatives have sold or may sell a significant number of shares.

Intermediaries may receive different payments, based on a number of factors including, but not limited to, reputation in the industry, sales and asset retention rates, target markets, and customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. Financial intermediaries that sell Funds’ shares may also act as a broker or dealer in connection with execution of transactions for the Funds’ portfolios. The Funds and the Adviser have adopted procedures to ensure that the sales of the Funds’ shares by an intermediary will not affect the selection of brokers for execution of portfolio transactions.

Not all mutual funds pay the same amount to the intermediaries who sell their mutual funds. Differences in compensation to intermediaries may create a financial interest for an intermediary to sell shares of a particular mutual fund, or the mutual funds of a particular family of mutual funds. Before purchasing shares of any Funds, you should ask your intermediary or its representative about the compensation in connection with the purchase of such shares, including any revenue sharing payments it receives from the Distributor.

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IV. FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or as indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements are included in the Fund’s annual report, which is available upon request.

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS A

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$16.49	$13.27	$10.98	$9.78	$8.49

Income from Investment Operations:
Net Investment Income (Loss)	— (c)	(0.02)	0.01	0.05	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(11.23)	4.75	4.27	2.85	1.67

Total from Investment Operations	(11.23)	4.73	4.28	2.90	1.68

Less Distributions from:
Net Investment Income	(0.01)	—	—	(0.05)	—
Net Realized Gains	(0.39)	(1.51)	(1.99)	(1.65)	(0.39)

Total Distributions	(0.40)	(1.51)	(1.99)	(1.70)	(0.39)

Net Asset Value, End of Year	$4.86	$16.49	$13.27	$10.98	$9.78

Total Return (a)	(68.12)%	35.66%	38.98%	29.77%	19.79%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$31,768	$156,203	$51,086	$36,381	$30,461
Ratio of Gross Expenses to Average Net Assets	1.80%	1.70%	1.96%	2.26%	2.63%
Ratio of Net Expenses to Average Net Assets (b)	1.80%	1.70%	1.95%	2.11%	2.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03%	(0.22)%	0.06%	0.46%	0.15%
Portfolio Turnover Rate	48%	66%	73%	101%	121%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Excluding interest expense, the ratio of net expenses to average net assets would be 2.10% and 2.19% for Class A Shares for the years ending December 31, 2005 and 2004, respectively.

(c)	Amount represents less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS C

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$16.06	$13.05	$10.90	$9.69	$8.50

Income from Investment Operations:
Net Investment Income (Loss)	(0.09)	(0.07)	(0.07)	0.05	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(10.89)	4.59	4.21	2.83	1.62

Total from Investment Operations	(10.98)	4.52	4.14	2.88	1.58

Less Distributions from:
Net Investment Income	(0.01)	—	—	(0.02)	—
Net Realized Gains	(0.39)	(1.51)	(1.99)	(1.65)	(0.39)

Total Distributions	(0.40)	(1.51)	(1.99)	(1.67)	(0.39)

Net Asset Value, End of Year	$4.68	$16.06	$13.05	$10.90	$9.69

Total Return (a)	(68.40)%	34.65%	37.98%	29.77%	18.59%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$7,807	$33,802	$12,220	$6,266	$2,567
Ratio of Gross Expenses to Average Net Assets	2.49%	2.38%	2.74%	3.62%	3.80%
Ratio of Net Expenses to Average Net Assets (b)	2.49%	2.38%	2.72%	2.16%	2.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.61)%	(0.86)%	(0.70)%	0.19%	(0.38)%
Portfolio Turnover Rate	48%	66%	73%	101%	121%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Excluding interest expense, the ratio of net expenses to average net assets would be 2.15% for Class C Shares for the year ending December 31, 2005.

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS A

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$48.52	$38.07	$33.24	$22.35	$18.19

Income from Investment Operations:
Net Investment Loss	(0.07)	(0.13)	(0.02)	(0.11)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(21.61)	16.36	7.62	11.00	4.18

Total from Investment Operations	(21.68)	16.23	7.60	10.89	4.16

Less Distributions from:
Net Realized Gains	—	(5.78)	(2.77)	—	—

Total Distributions	—	(5.78)	(2.77)	—	—

Net Asset Value, End of Year	$26.84	$48.52	$38.07	$33.24	$22.35

Total Return (a)	(44.68)%	42.62%	22.86%	48.72%	22.87%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$410,617	$697,604	$378,879	$233,685	$84,872
Ratio of Gross Expenses to Average Net Assets	1.46%	1.43%	1.61%	1.88%	2.08%
Ratio of Net Expenses to Average Net Assets (b)	1.46%	1.43%	1.50%	1.56%	1.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.17)%	(0.36)%	(0.05)%	(0.42)%	(0.12)%
Portfolio Turnover Rate	73%	89%	71%	51%	54%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Excluding interest expense, the ratio of net expenses to average net assets would be 1.45% for Class A Shares for the year ending December 31, 2008.

FINANCIAL HIGHLIGHTS (continued)

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS C

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$45.41	$36.16	$31.90	$21.57	$17.66

Income from Investment Operations:
Net Investment Loss	(0.46)	(0.37)	(0.22)	(0.12)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(20.03)	15.40	7.25	10.45	4.01

Total from Investment Operations	(20.49)	15.03	7.03	10.33	3.91

Less Distributions from:
Net Realized Gains	—	(5.78)	(2.77)	—	—

Total Distributions	—	(5.78)	(2.77)	—	—

Net Asset Value, End of Year	$24.92	$45.41	$36.16	$31.90	$21.57

Total Return (a)	(45.12)%	41.55%	22.04%	47.94%	22.14%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$139,234	$283,246	$146,671	$76,621	$26,812
Ratio of Gross Expenses to Average Net Assets	2.20%	2.19%	2.24%	2.08%	2.50%
Ratio of Net Expenses to Average Net Assets (b)	2.20%	2.19%	2.23%	2.07%	2.44%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.92)%	(1.11)%	(0.78)%	(0.89)%	(0.71)%
Portfolio Turnover Rate	73%	89%	71%	51%	54%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Excluding interest expense, the ratio of net expenses to average net assets would be 2.19% for Class C Shares for the year ending December 31, 2008.

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS A

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$17.82	$16.00	$12.36	$9.77	$11.64

Income from Investment Operations:
Net Investment Income (Loss)	(0.13)	0.16	(0.08)	(0.15)	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(5.12)	4.23	5.67	3.63	(0.97)

Total from Investment Operations	(5.25)	4.39	5.59	3.48	(0.90)

Less Distributions from:
Net Investment Income	(0.09)	(1.54)	(0.42)	(0.02)	(0.26)
Net Realized Gains	(0.50)	(1.03)	(1.53)	(0.87)	(0.71)

Total Distributions	(0.59)	(2.57)	(1.95)	(0.89)	(0.97)

Net Asset Value, End of Year	$11.98	$17.82	$16.00	$12.36	$9.77

Total Return (a)	(29.03)%	27.41%	45.23%	35.62%	(7.73)%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$436,565	$616,260	$457,587	$294,999	$255,281
Ratio of Gross Expenses to Average Net Assets	1.45%	1.46%	1.57%	1.71%	1.82%
Ratio of Net Expenses to Average Net Assets	1.45%	1.46%	1.56%	1.71%	1.82%
Ratio of Net Investment Loss to Average Net Assets	(0.76)%	(0.87)%	(1.09)%	(1.26)%	(1.34)%
Portfolio Turnover Rate	30%	35%	18%	29%	31%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any distributions at net asset value on the distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

FINANCIAL HIGHLIGHTS (continued)

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	CLASS C

	YEAR ENDED DECEMBER 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Year	$17.21	$15.61	$12.17	$9.67	$11.61

Income from Investment Operations:
Net Investment Income (Loss)	(0.30)	0.26	(0.05)	(0.14)	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(4.87)	3.89	5.44	3.53	(1.02)

Total from Investment Operations	(5.17)	4.15	5.39	3.39	(0.97)

Less Distributions from:
Net Investment Income	(0.09)	(1.52)	(0.42)	(0.02)	(0.26)
Net Realized Gains	(0.50)	(1.03)	(1.53)	(0.87)	(0.71)

Total Distributions	(0.59)	(2.55)	(1.95)	(0.89)	(0.97)

Net Asset Value, End of Year	$11.45	$17.21	$15.61	$12.17	$9.67

Total Return (a)	(29.54)%	26.56%	44.29%	35.06%	(8.36)%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)	$54,419	$63,207	$33,902	$10,381	$7,505
Ratio of Gross Expenses to Average Net Assets	2.20%	2.12%	2.22%	2.53%	2.58%
Ratio of Net Expenses to Average Net Assets	2.20%	2.12%	2.22%	2.16%	2.51%
Ratio of Net Investment Loss to Average Net Assets	(1.49)%	(1.55)%	(1.74)%	(1.71)%	(2.03)%
Portfolio Turnover Rate	30%	35%	18%	29%	31%

(a)	Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of any distributions at net asset value on the distribution payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

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For more detailed information, see the Statement of Additional Information (SAI), which is legally a part of and is incorporated by reference into this Prospectus.

Additional information about the investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

■

Call Van Eck at 1.800.826.1115, or visit the Van Eck Web site at www.vaneck.com to request, free of charge, the annual or semi-annual reports, the Statement of Additional Information (SAI), information regarding applicable sales loads, breakpoint discounts, reduced or waived sales charges and eligibility minimums, or other information about the Funds.

■

Information about the Funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1.202.942.8090.

■

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC REGISTRATION NUMBER: 811-04297	00066636

PROSPECTUS

MAY 1, 2009

Van Eck Funds

Class I (Institutional Class)

Emerging Markets Fund
Class I: EMRIX

Global Hard Assets Fund
Class I: GHAIX

International Investors Gold Fund
Class I: INIIX

These securities have not been approved or disapproved either by the Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has passed upon the accuracy or adequacy of this prospectus. Any claim to the contrary is a criminal offense.

Transfer Agent:
DST Systems, Inc.
P.O. Box 218407
Kansas City, Missouri 64121-8407

1.800.544.4653

VAN ECK FUNDS IS A REGISTERED INVESTMENT COMPANY (THE “TRUST”) COMPRISED OF FOUR SEPARATE SERIES. THIS PROSPECTUS PERTAINS TO THREE SERIES OF THE TRUST: EMERGING MARKETS FUND, GLOBAL HARD ASSETS FUND AND INTERNATIONAL INVESTORS GOLD FUND (EACH, A “FUND”). THE OTHER SERIES (MULTI-MANAGER ALTERNATIVES FUND) IS OFFERED IN A SEPARATE PROSPECTUS. VAN ECK ASSOCIATES CORPORATION SERVES AS INVESTMENT ADVISER (THE “ADVISER”) TO EACH SERIES OF THE TRUST.

EACH FUND OFFERS THREE CLASSES OF SHARES: CLASS A, CLASS C AND CLASS I. THIS PROSPECTUS PROVIDES INVESTORS WITH RELEVANT INFORMATION ABOUT CLASS I SHARES. A SEPARATE PROSPECTUS OFFERS INFORMATION REGARDING THE FUNDS’ CLASS A AND CLASS C SHARES. THE FUNDS’ SEPARATE SHARE CLASSES HAVE DIFFERENT EXPENSES; AS A RESULT, THEIR INVESTMENT PERFORMANCES WILL DIFFER. INVESTORS SHOULD CONSIDER WHICH CLASS IS BEST SUITED FOR THEIR INVESTMENT NEEDS.

THIS SECTION INCLUDES A PROFILE OF EACH FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

3

I. EMERGING MARKETS FUND (Class I)

OBJECTIVE

The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy. The Fund’s policy of investing at least 80% of its assets in emerging markets securities may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change.

Utilizing qualitative and quantitative measures, the Fund’s portfolio manager selects companies that have growth potential within their market niche, specifically focusing on small to mid cap names. Candidates for the portfolio are ranked based on their relative desirability based on a wide range of financial criteria and are regularly reviewed to ensure that they continue to meet the ranking and desirability criteria.

The Fund’s emerging market investments include common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. Holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities.

The Fund may also invest in derivatives, including future contracts, forward contracts, options, swaps, structured notes and other similar securities, and in collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund generally emphasizes investments in equity securities, but may also invest in debt securities of any quality, as long as not more than 20% of its assets are held in debt securities rated below investment grade (“junk bonds”).

4

The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, including commodities or commodity indices, to gain or hedge exposure to hard assets and hard assets securities. The Fund may purchase and sell financial and commodity futures contracts and options on financial futures and commodity contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices, and structured notes. The Fund may invest in any range of capitalization.

The Fund may invest up to 20% of its net assets in financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments that are linked to or backed by commodities that are not hard assets.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market

5

EMERGING MARKETS FUND (Class I) (continued)

value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund is subject to the risks associated with its investments in emerging market securities, which tend to be more volatile and less liquid than securities traded in developed countries.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is also subject to inflation risk, which is the potential that money will decrease in value and thereby decrease the value of the assets in which it is invested, and short-sales risk, such as a risk of loss that the security that was sold short increases in value. The Fund is also subject to risks associated with investments in derivatives, commodity-linked instruments, illiquid securities, and asset-backed securities and CMOs. In addition, the Fund is subject to risks associated with investments in debt securities, including credit risk (the possibility that an issuer may default by failing to repay both interest and principal), interest rate risk (the potential that the value of a security will decrease due to a rise in interest rates), and the risk of investing in debt securities rated below investment grade (“junk bonds”).

The Fund is subject to risks associated with investments in other investment companies, which include the risks associated with the underlying investment company’s portfolio. The Fund is also subject to market risk. To the extent that the Fund invests in small or mid-cap companies, it is subject to certain risks such as price volatility, low trading volume and illiquidity.The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.

For more information about these risks, see the “Additional Investment Strategies” section.

6

EMERGING MARKETS FUND PERFORMANCE (Class I)

The following chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total returns of the Fund’s Class I shares on a calendar year basis.

Annual returns for the other classes will differ to the extent the classes have different expenses. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 0.00% for the quarter ended 6/30/08. The lowest quarterly return was -38.35% for the quarter ended 12/31/08.

7

PERFORMANCE (continued)

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of a broad-based securities market indices over time.

Emerging Markets Fund
Average Annual Total Returns (with sales charges)
As of December 31, 2008
1 Year

Class I Shares[1]
Return Before Taxes	-67.82%
Return After Taxes on Distributions	-68.37%
Return After Taxes on Distributions and Sale of Fund Shares	-43.77%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[2]	-53.18%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)[3]	-36.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

[1]	Class I commenced operations on 12/31/07.

[2]

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a market capitalization-weighted index that captures 60% of the publicly traded equities in each industry for approximately 25 emerging markets.

[3]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The MSCI Emerging Markets Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

8

EMERGING MARKETS FUND EXPENSES (Class I)

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

Emerging Markets Fund
Shareholder Expenses (fees paid directly from your investment)
CLASS I

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of net asset value or purchase price)	0.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fees	0.75%
Other Expenses	1.21%
Total Annual Fund Operating Expenses	1.96%
Fees/Expenses Waived or Reimbursed	0.71%
Net Annual Fund Operating Expenses[1]	1.25%

[1]

Class I shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 1.25% of average daily net assets.

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the first year which reflects the fee waiver/reimbursement undertaken by the Adviser. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class I	$127	$547	$992	$2,228
You would pay the following expenses if you did not redeem your shares
Class I	$127	$547	$992	$2,228

9

I. GLOBAL HARD ASSETS FUND (Class I)

OBJECTIVE

The Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in “hard asset securities.” Income is a secondary consideration.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of “hard asset” companies and instruments that derive their value from “hard assets”.

Hard assets consist of precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. Hard assets also include real estate. A company will be considered to be a hard asset company if it, directly or indirectly, derives at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

The Fund’s investment management team seeks to purchase equity opportunities, using a disciplined and flexible investment methodology focused on value. Candidates for the portfolio are identified through the development of expected returns on the hard assets equity sector, commodities, and their respective underlying companies. The Fund’s policy of investing at least 80% of its assets in hard assets may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Fund will invest in securities of companies located throughout the world (including the U.S.). However, there is no limit on the amount the Fund may invest in any one country, developed or underdeveloped. The Fund may invest in securities of companies in any range of capitalization.

The Fund’s investments include common stocks, preferred stocks (either convertible or non-convertible), securities issued by other investment companies, rights, warrants, direct equity interests in trusts, partnerships, convertible debt instruments, and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.

The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, to gain or hedge exposure to hard assets and hard assets securities. Such hard assets-linked derivative instruments may include notes, futures, options and swap agreements.

10

The remaining 20% of the Fund’s assets may be invested in other securities and derivative instruments, including notes, options, futures and swap agreements that are not linked to or backed by hard assets; forward and spot currency exchange contracts; and investment-grade debt securities and asset-backed securities, such as collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund may make short sales as a defensive technique to hedge existing positions or market risk in an amount of up to 10% of its net assets. The Fund may also write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Fund’s net asset value.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

11

GLOBAL HARD ASSETS FUND (Class I) (continued)

The Fund is subject to risks associated with concentrating its investments in hard assets and the hard assets sector and can be significantly affected by events relating to hard assets and the hard assets sector including international political and economic developments, inflation, and other factors. The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of industrialized companies.

The Fund is also subject to the risks associated with investments in hard assets-linked and other derivative instruments, including notes, swaps, futures, options and currency exchange contracts.

In addition, the Fund is subject to risks associated with investments in debt securities, including asset-backed securities, CMOs and debt securities rated below investment grade (“junk bonds”).

The Fund may also be subject to the risks associated with investments in small or mid-capitalization companies; investments in other investment companies; and making short sales.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program. For more information about these risks, see the “Additional Investment Strategies” section.

12

GLOBAL HARD ASSETS FUND PERFORMANCE (Class I)

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total return of the Fund’s Class I shares on a calendar year basis.

Annual returns for the other classes will differ to the extent the classes have different expenses. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than those shown.

During the period covered, the Fund’s highest quarterly return was 22.50% for the quarter ended 6/30/08. The lowest quarterly return was -35.81% for the quarter ended 9/30/08.

13

PERFORMANCE (continued)

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of broad-based securities market indices over time.

Global Hard Assets Fund
Average Annual Total Returns (with sales charges)
As of December 31, 2008
	1 Year	Life of Fund

Class I Shares(1)
Return Before Taxes	-44.51%	-8.08%
Return After Taxes on Distributions	-44.51%	-9.37%
Return After Taxes on Distributions and Sale of Fund Shares	-28.93%	-6.35%
S&P® North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)[4]	-42.55%	-9.04%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)[3]	-36.99%	-11.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

[1]	Class I commenced operations on 5/1/06. Index returns are calculated as of nearest month end (4/30/06).

[2]

The S&P® North American Natural Resources Sector Index is a modified capitalization-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

[3]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The S&P® North American Natural Resources Sector Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

14

GLOBAL HARD ASSETS FUND EXPENSES (Class I)

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

Global Hard Assets Fund
Shareholder Expenses
(fees paid directly from your investment)
Class I

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	0.00%
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fees	1.00%
Acquired Fund Fees and Expenses (AFFE)[1]	0.01%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.18%
Fees/Expenses Waived or Reimbursed	0.17%
Net Annual Fund Operating Expenses (including AFFE)[2,3]	1.01%

[1]	“Acquired fund fees and expenses” reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in underlying funds.

[2]

Class I shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 1.00% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

[3]

The Total and Net Annual Fund Operating Expenses in the fee table may differ from the expense ratios in the Fund’s “Financial Highlights” because the financial highlights include only the Fund’s direct operating expenses and do not include fees and expenses incurred indirectly by the Fund through its investments in underlying funds (i.e., AFFE).

15

EXPENSES (continued)

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the first year which reflects the fee waiver/reimbursement, undertaken by the Adviser. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class I	$103	$358	$633	$1,417
You would pay the following expenses if you did not redeem your shares
Class I	$103	$358	$633	$1,417

16

I. INTERNATIONAL INVESTORS GOLD FUND (Class I)

OBJECTIVE

The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of companies principally engaged in gold-related activities, as well as in instruments that derive their value from gold, and in gold coins and bullion. A company will be considered to be principally engaged in gold-related activities if it derives at least 50% of its revenues from gold-related activates, including exploration, mining, processing or dealing in gold.

The Fund emphasizes companies that the portfolio manager believes represent value opportunities or that have growth potential within their market niche, through their ability to increase production capacity at low cost or make gold discoveries around the world. The portfolio manager utilizes both a macro-environmental examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund’s policy of investing at least 80% of its assets in gold-related securities may be changed by the Board of Trustees without a shareholder vote, although shareholders will be provided with a 60 days’ notice of any such change.

The Fund will invest in securities of companies located throughout the world (including the U.S.). There is no limit on the amount the Fund may invest in any one country.

The Fund may invest up to 12.5% of its total assets, as of the date of the investment, in gold and silver coins, as well as gold, silver, platinum and palladium bullion. The Fund’s investments in coins and bullion will earn no income, and the sole source of return to the Fund from these investments is from gains or losses realized on their sale. The Fund pays custody costs to store its bullion and coins.

The Fund may also invest in investment-grade debt securities and asset-backed securities, such as collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, including commodities or commodity indices, to gain or hedge exposure to hard assets and hard assets securities. The Fund may purchase and sell financial and commodity futures contracts and

17

INTERNATIONAL INVESTORS GOLD FUND (Class I) (continued)

options on financial futures and commodity contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices, and structured notes. The Fund may invest in any range of capitalization.

The Fund may invest up to 20% of its net assets in financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments that are linked to or backed by commodities that are not hard assets.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and exchange traded funds (“ETFs”), subject to limitations under the Investment Company Act of 1940 (the “1940 Act”). Such investments are commonly used as a practical means by which the Fund may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted. Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Fund may invest in investment companies which are sponsored or advised by the Adviser and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Fund invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

The Fund may borrow for liquidity or investment purposes, provided that the amount of borrowing is no more than one-third of the net assets of the Fund plus the amount of the borrowing.

The Fund may take temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. A defensive posture is designed to protect the Fund from an anticipated decline in the markets in which the Fund invests, but could have the effect of reducing the benefit from any market increase.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund is subject to the risks associated with concentrating its assets in the gold industry, which can be significantly affected by international

18

economic, monetary and political developments. The Fund’s overall portfolio may decline in value due to developments specific to the gold industry.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.

The Fund is subject to inflation risk, which is the potential that money will decrease in value and thereby decrease the value of the assets in which it is invested, and short-sales risk, such as a risk of loss that the security that was sold short increases in value. The Fund is also subject to the risks associated with investments in derivatives, commodity-linked instruments, illiquid securities, and asset-backed securities and CMOs.

In addition, the Fund is subject to risks associated with investments in debt securities, including credit risk (the possibility that an issuer may default by failing to repay both interest and principal), interest rate risk (the potential that the value of a security will decrease due to a rise in interest rates), and the risk of investing in debt securities rated below investment grade (“junk bonds”). The Fund is subject to risks associated with investments in other investment companies, which include the risks associated with the underlying investment company’s portfolio. To the extent that the Fund invests in small or mid-cap companies, it is subject to certain risks such as price volatility, low trading volume and illiquidity. The Fund is also subject to market risk.

The Fund is classified as a non-diversified fund under the 1940 Act, which means that the Fund is not required to invest in a minimum number of different securities, and therefore is subject to non-diversification risk. The Fund’s overall portfolio may be affected by changes in the value of a small number of securities.

Because the Fund may borrow to buy more securities and for other purposes, it is subject to the risks associated with leverage. Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money, and entails costs associated with borrowing, including fees and interest.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.

For more information about these risks, see the “Additional Investment Strategies” section.

19

INTERNATIONAL INVESTORS GOLD FUND (Class I) PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The chart shows the annual total return of the Fund’s Class I shares on a calendar year basis.

Annual returns for the other classes will differ to the extent the classes have different expenses. Sales charges or account fees are not reflected; if these amounts were reflected, returns would be lower than thoseshown.

During the period covered, the Fund’s highest quarterly return was 17.98% for the quarter ended 9/30/07. The lowest quarterly return was -31.69% for the quarter ended 9/30/08.

20

The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of broad-based securities market indices over time.

International Investors Gold
Average Annual Total Returns (with sales charges) As of December 31, 2008
	1 Year	Life of Fund

Class I Shares[1]
Return Before Taxes	-18.02%	9.39%
Return After Taxes on Distributions	-18.93%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares	-11.43%	7.01%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)[2]	-26.33%	-1.20%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)[3]	-36.99%	-14.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

[1]	Class I commenced operations on 10/2/06. Index returns are calculated as of nearest month end (9/30/06).

[2]	The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[3]

The S&P® 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

The NYSE Arca Gold Miners Index and the S&P® 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The Indices’ performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

21

INTERNATIONAL INVESTORS GOLD FUND (Class I) EXPENSES

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The total annual fund operating expenses listed below are based on the average net assets of the Fund for its fiscal year ended December 31, 2008. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets.

International Investors Gold Fund
Shareholder Expenses (fees paid directly from your investment)
Class I

Maximum Sales Charge (imposed on purchases as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	0.00%
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fees	0.73%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.17%
Fees/Expenses Waived or Reimbursed	0.17%
Net Annual Fund Operating Expenses[1]	1.00%

[1]

Class I shares: For the period May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceeded 1.00% of average daily net assets.

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. The example reflects the fee waiver/reimbursement during the first year, undertaken by the Adviser. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

Expense Example
	1 Year	3 Year	5 Year	10 Year

Class I	$102	$355	$627	$1,405
You would pay the following expenses if you did not redeem your shares
Class I	$102	$355	$627	$1,405

22

II. ADDITIONAL INVESTMENT STRATEGIES

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

THE PERCENTAGE LIMITATIONS RELATING TO THE COMPOSITION OF A FUND’S PORTFOLIO APPLY AT THE TIME THE FUND ACQUIRES AN INVESTMENT. A SUBSEQUENT INCREASE OR DECREASE IN PERCENTAGE RESULTING FROM A CHANGE IN THE VALUE OF PORTFOLIO SECURITIES OR THE TOTAL OR NET ASSETS OF THE FUND WILL NOT BE CONSIDERED A VIOLATION OF THE RESTRICTION.

ASSET-BACKED SECURITIES

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition	Represent securitized pools of consumer loans and other assets unrelated to mortgages.
Risk

Asset-backed securities are subject to the risks associated with other debt securities. The asset backing the security may lose value, thereby making the security less secured. In addition, they are subject to the risk of prepayment, which is the possibility that the principal on the underlying loans may be paid earlier than expected, requiring the Funds to reinvest the proceeds at generally lower interest rates. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Rates of prepayment that are faster or slower than expected by the Adviser, could reduce the Funds’ yield, increase the volatility of the Funds and/or cause a decline in net asset value.

23

ADDITIONAL INVESTMENT STRATEGIES (continued)

BORROWING; LEVERAGE RISK

Funds	All Funds
Definition

Borrowing to invest more is called “leverage.” The Funds may borrow from banks provided that the amount of borrowing is no more than one third of the net assets of the Fund plus the amount of the borrowings. The Fund is required to be able to restore borrowing to its permitted level within three days, if it should increase to more than one-third as stated above. Methods that may be used to restore borrowings in this context include selling securities, even if the sale hurts the Fund’s investment performance.

Risk

Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only through negotiated loan agreements with commercial banks or other institutional lenders.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition

These securities are backed by a group of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities; the Funds invest in CMOs rated A or better by S&P® and Moody’s. CMOs “pass through” payments made by individual mortgage holders.

Risk

CMOs are subject to the risks associated with other debt securities. In addition, like other asset-backed securities, CMOs are subject to the risk of prepayment. Please refer to the “asset-backed securities” section above for other risks. The asset backing the security may lose value, thereby making the security less secured. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Funds may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

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COMMODITY-LINKED DERIVATIVES AND STRUCTURED NOTES

Funds	All Funds
Definition

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

Risk

The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of structured notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

25

ADDITIONAL INVESTMENT STRATEGIES (continued)

COMMODITY RISK

Funds	All Funds
Definition

Each Fund may invest in securities and financial instruments that derive their value from commodities, including industrial metals, gas and other energy products, natural resources and other commodities.

Risk

A Fund’s investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because a Fund’s performance is linked to the performance of highly volatile commodities, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.

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DEBT SECURITIES; CREDIT AND INTEREST RATE RISK

Funds	All Funds
Definition

Debt, or fixed-income, securities may include bonds and other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the “secondary market”—that is, they are traded by people other than their original issuers.

Risk

All debt securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up.

DEFENSIVE INVESTING

Funds	All Funds
Definition

A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of the U.S. or foreign governments, certificates of deposit, bankers’ acceptances, shares of money market funds, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

Risk

“Opportunity cost”—i.e., when a Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. A Fund may not achieve its investment objective during periods of defensive investing.

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ADDITIONAL INVESTMENT STRATEGIES (continued)

DERIVATIVES AND STRUCTURED NOTES

Funds	All Funds
Definition

Derivatives are financial instruments, such as swaps, options, warrants, futures contracts, currency forwards and structured notes, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. The Funds may use leveraged or unleveraged index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of a specific index. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.

Risk

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage and may be highly volatile. Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, a Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a Fund’s derivative positions at any time.

For a complete discussion of the kinds of derivatives in which the Funds may invest, and of their risks, please see the Funds’ SAI.

28

DIRECT INVESTMENTS

Funds	All Funds
Definition	Investments made directly with an enterprise through a shareholder or similar agreements—not through publicly traded shares or interests.
Direct investments may involve high risk of substantial loss. Such positions may be hard to sell, because they are not listed on an exchange and prices of such positions may be unpredictable.
Risk

A direct investment price, as stated for valuation, may not be the price the Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. The Board of Trustees considers direct investments illiquid and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

The Funds will not invest more than 10% of their total assets in direct investments.

EMERGING MARKETS SECURITIES

Funds	All Funds
Definition	Securities of companies that are primarily located in developing countries. (See “Foreign Securities,” below, for basic information on foreign investment risks.)
Risk

Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

29

ADDITIONAL INVESTMENT STRATEGIES (continued)

FOREIGN CURRENCY TRANSACTIONS

Funds	All Funds
Definition	The money issued by foreign governments; the contracts involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.
Risk

Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see “Derivatives and Structured Notes,” page 28).

FOREIGN SECURITIES

Funds	All Funds
Definition	Securities issued by foreign companies, traded in foreign currencies or issued by companies with most of their business interests in foreign countries.
Risk

Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation, or political, economic or social instability. Foreign accounting can be different—and less revealing—than American accounting practice. There is generally less information available regarding foreign issuers than U.S. issuers, and foreign regulation of stock exchanges may be inadequate or irregular. Foreign securities also may have varying tax consequences (see the section entitled “Taxes” in the SAI).

Some of these risks may be reduced when Funds invest indirectly in foreign issues through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and other securities which are traded on larger, recognized exchanges and in stronger, more recognized currencies.

30

Russia: The Funds invest only in those Russian companies whose registrars have contracted to allow the Funds’ Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.

INDEXED COMMERCIAL PAPER

Funds	All Funds
Definition

For hedging purposes only, the Funds may invest in commercial paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Funds segregate asset accounts with an equivalent amount of cash, U.S. government securities or other highly liquid securities equal in value to this commercial paper.

Risk

Principal may be lost, but the potential for gains in principal and interest may help the Funds cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.

INDUSTRY CONCENTRATION

Funds	Global Hard Assets Fund, International Investors Gold Fund
Definition

The Funds may invest more than 50% of their net assets in a single sector or industry. In the case of International Investors Gold Fund, it will invest at least 80% of its assets in the securities of companies engaged in gold-related activities, including exploration, mining, processing, or dealing in gold. In the case of Global Hard Assets Fund, it will invest at least 80% of its assets in securities of “hard asset” companies and instruments that derive their value from “hard assets.”

Risk	Concentration of investments in a single sector or industry may make a Fund more volatile than funds which are more diversified.

31

ADDITIONAL INVESTMENT STRATEGIES (continued)

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Funds	All Funds
Definition

The Funds may invest up to 20% of their respective net assets in securities issued by other investment companies (excluding money market funds), including open end and closed end funds and ETFs, subject to limitations under the 1940 Act. Such investments are commonly used as a practical means by which the Funds may participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted by foreign entities.

Shares of closed end funds and ETFs may trade at prices that reflect a premium above or a discount below their net asset value. The Funds may invest in other Van Eck investment Companies.

However, in no event will the Funds invest more than 5% of their respective net assets in any single Van Eck Investment Company. To eliminate duplication of fees, the Adviser will offset the advisory fee it charges to the Fund investing in a Van Eck Investment Company by the amount it collects as an advisory fee from the Van Eck Investment Company as a result of the Fund’s investment.

Risks

Any investment in another investment company is subject to the underlying risks of that investment company’s portfolio securities or assets. For example, if the investment company holds common stocks, the Funds would be exposed to the risk of investing in common stocks. In addition to the Funds’ fees and expenses, the Funds will bear their share of the investment company’s fees and expenses. ETFs involve risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of market prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of the ETF. Shares of closed-end funds and ETFs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial in the case of closed-end funds. If investment company securities are purchased at a premium to net asset value, the premium may not exist when those securities are sold and the Funds could incur a loss.

32

LACK OF RELIABLE FINANCIAL INFORMATION

Funds	All Funds
Definition	Emerging markets securities issuers are subject to different disclosure requirements than those of issuers in developed countries.
Risk

There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

LOANS OF PORTFOLIO SECURITIES

Funds	All Funds
Definition

The Funds may lend their securities as permitted under the 1940 Act, including by participating in securities lending programs managed by broker-dealers. Broker-dealers must collateralize (secure) these borrowings in full with cash, U.S. government securities or high-quality letters of credit.

Risk	If a broker-dealer breaches its agreement either to pay for the loan, to pay for the securities or to return the securities, the Fund may lose money.

LOW RATED FIXED-INCOME SECURITIES
(“JUNK BONDS”)

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition	Low rated fixed income securities include debt securities, foreign and domestic, rated “below investment grade” by ratings services as well as non-rated fixed income securities.
Risk

These securities are also called “junk bonds.” In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. They also bear the risk of untimely payment. By definition, they involve more risk of default than do higher- rated issues.

33

ADDITIONAL INVESTMENT STRATEGIES (continued)

Additionally, evaluating credit risk for non-U.S. debt securities involves greater uncertainty because credit rating agencies throughout the world have different standards, making comparisons across countries difficult. The market for international, non-investment grade debt securities is thinner and less active than that for higher-rated securities, which can adversely affect the prices at which securities are sold. In addition, adverse publicity and investor perceptions about international, non-investment grade debt securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such securities.

MARKET RISK

Funds	All Funds
Definition

Market risk is a risk common to the entire class of assets. An investment in the Funds involves “market risk”—the risk that securities prices may go up or down. The value of investments may decline over time because of economic changes or other events that impact large portions of the market.

Risk

An investment in the Funds involves “market risk”—the risk that securities prices may go up or down. Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

34

MARKET TIMING OF THE FUNDS

Funds	All Funds
Definition	An attempt to predict future market directions, typically by examining recent price, volume or economic data, and investing based on those predictions.
Risk

Although the Adviser uses reasonable efforts to deter short-term trading that may be harmful to a Fund, commonly referred to as “market timing,” the Adviser can give no guarantees that it will be able to detect or prevent shareholders from engaging in short-term trading. If the Adviser is unable to detect and prevent harmful short-term trading, a Fund may incur additional expenses, the Fund’s portfolio management process may be disrupted and long-term shareholders may be disadvantaged.

NON-DIVERSIFICATION RISK

Funds	All Funds
Definition	Non-diversified funds may invest in fewer assets or in larger proportions of the assets of single companies or industries.
Risk

Greater concentration of investments in non-diversified funds may make those funds more volatile than diversified funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree.

PARTLY PAID SECURITIES

Funds	All Funds
Definition	Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments—the buyer “takes over payments.”
Risk

The buyer’s rights are typically restricted until the security is fully paid. If the value of a partly-paid security declines before a Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell and as a result will incur a loss.

35

ADDITIONAL INVESTMENT STRATEGIES (continued)

PORTFOLIO TURNOVER

Funds	All Funds
Definition

The Funds may engage in active and frequent trading of their portfolio securities. The Financial Highlights Table at the end of this Prospectus shows each Fund’s portfolio turnover rates during recent fiscal years.

Risk

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in higher brokerage costs and an increase in taxable capital gains distributions to the shareholders. See the sections on “Distributions” and “Tax Consequences.”

PRECIOUS METALS RISK

Funds	Global Hard Assets Fund, International Investors Gold Fund
Definition	Gold, silver, platinum and palladium in the form of bullion and coins which have no numismatic (collectable) value. There is a well-established world market for precious metals.
Risk

Precious metals prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. In addition, political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price. The vast majority of gold producers are domiciled in just five countries: South Africa, the United States, Australia, Canada and Russia. Under current U.S. tax law, the Funds may not receive more than 10% of their yearly income from selling precious metals or any other physical commodity. That law may require a Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them—both may cause investment losses or lost opportunities for profit. The Funds also incur storage costs for bullion and coins. In addition, gains realized upon a sale or other disposition of precious metals is subject to federal income tax at a current rate of 28%, which is higher than the rate generally applicable to long-term capital gains.

36

REAL ESTATE SECURITIES RISK

Funds	Emerging Markets Fund, Global Hard Assets Fund
Definition

The Funds may not invest in real estate directly but may (i) invest in securities of issuers that invest in real estate or interests therein, including interests in real estate investment trusts, REITs, (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iii) hold and sell real estate acquired by the Funds as a result of the ownership of securities. The Global Hard Assets Fund may invest more than 50% of its net assets in real estate securities.

Risk	All general risks of real estate investing apply to REITs (for example, illiquidity and volatile prices), plus special risks of REITs in particular. (See “Real Estate Securities” in the SAI.)

REPURCHASE AGREEMENTS

Funds	All Funds
Definition

In a repurchase agreement (a “repo”), a Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Funds enter into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Risk	There is a risk of a counterparty defaulting on a “repo,” which may result in the Funds losing money.

37

ADDITIONAL INVESTMENT STRATEGIES (continued)

SHORT SALES

Funds	All Funds
Definition

In a short sale, a Fund borrows an equity security from a broker then sells it. If the value of the security goes down, the Fund can buy it back in the market and return it to the broker, making a profit. A Fund may also "short-against-the-box", which is a short sale of a security that the Fund owns, for tax or other purposes. Each of the Funds may engage in short sales as a defensive technique to hedge their existing position(s) and/or market risk, and only in an amount up to 10% of their respective net assets.

Risk

If the value of the security goes up, then if the Fund does not hold this security, the Fund will have to buy it back in the market at a loss to make good on its borrowing. The Fund is required to "cover" its short sales with collateral by depositing cash, U.S. government securities or other liquid high-quality securities in a segregated account.

SMALL AND MEDIUM CAPITALIZATION COMPANIES

Funds	All Funds
Definition

Companies with a market capitalization below that of the top 200 companies by market capitalization principally traded in the U.S. These companies may have limited product lines, markets or financial resources or depend upon a few key employees.

Risk

Investments in securities of small and medium-sized companies involve greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than the stocks of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

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WHEN-ISSUED DEBT SECURITIES

Funds	All Funds
Definition	Debt securities that trade before issuance, but are delivered and paid for some time on or after issuance.
Risk

Principal and interest of a when-issued security may vary during the period between purchase and delivery. so that its value, when a Fund takes possession of it, may be different than when the Fund committed to buy it. The Fund will maintain reserves of cash, U.S. government securities or other liquid high quality securities in a segregated account to offset purchases of when-issued securities.

PORTFOLIO HOLDINGS INFORMATION

Generally, it is the Funds’ and Adviser’s policy that no current or potential investor, including any Fund shareholder, shall be provided information about the Funds’ portfolio on a preferential basis in advance of the provision of that information to other investors. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Limited portfolio holdings information for the Funds is available to all investors on the Van Eck website at www.vaneck.com. Information regarding the Funds’ top holdings and country and sector weightings, updated as of each month-end, is located on this website. Generally, this information is posted to the website within 30 days of the end of the applicable month. This information generally remains available on the website until new information is posted. Each Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

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III. SHAREHOLDER INFORMATION

HOW TO BUY, SELL, EXCHANGE, OR TRANSFER SHARES; HOW TO CHOOSE A CLASS OF SHARES; SALES CHARGES; HOUSEHOLDING; RETIREMENT PLANS; TAXES; DIVIDENDS AND CAPITAL GAINS AND MANAGEMENT OF THE FUNDS. (SEE THE SAI FOR ADDITIONAL INFORMATION).

1. HOW TO BUY, SELL, EXCHANGE OR TRANSFER SHARES

Class I (Institutional Class) shares are offered primarily through financial institutions that have an Agreement to purchase Class I shares on behalf of its eligible clients. The Funds reserve the right to accept direct investments by eligible investors.

INVESTORS ELIGIBLE TO PURCHASE CLASS I SHARES

Class I shares are available for purchase by:

1) Institutional investors such as the following:

■	Corporations;

■	Tax-exempt employee benefit plans of the Fund’s Adviser or its affiliates;

■	Institutional advisory accounts of the Fund’s Adviser or its affiliates;

■

A bank, trust company and similar institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee;

■

Investors who participate in fee-based, wrap or other no-load investment programs sponsored by financial intermediaries whereby such intermediaries and/or the intermediary they trade through has entered into a Class I agreement with Van Eck; and

2) An Employer-Sponsored Retirement Plan with plan assets of $3 million or more. An “Employer-Sponsored Retirement Plan” includes (a) an employer sponsored pension or profit sharing plan that qualifies (a “Qualified Plan”) under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), including Code section 401(k), money purchase pension, profit sharing and defined benefits plans; (b) an ERISA-covered 403(b) plan; and (c) certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer- sponsored IRAs. A financial intermediary that has a Class I agreement with Van Eck may purchase Class I shares for its own omnibus account on behalf of Employer-Sponsored Retirement Plans.

If you have questions about eligibility, please call 1-800-826-2333.

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THROUGH THE TRANSFER AGENT

Accounts may be opened with the Funds’ transfer agent, DST, directly.

The Funds’ mailing address at DST is:
 Van Eck Global
 P.O. Box 218407
 Kansas City, MO 64121-8407

For overnight delivery:
 Van Eck Global
 210 W. 10th St., 8th Fl.
 Kansas City, MO 64105-1802

To telephone the Funds at DST, call Van Eck’s Account Assistance at 1-800-544-4653.

THROUGH A FINANCIAL INTERMEDIARY

Usually, accounts are opened through a financial intermediary. Please contact your financial representative for details.

PURCHASE BY MAIL

To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, starter checks, money orders, travelers checks, cashier checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts (see “Retirement Plans” for details). For further details, see the application or call Account Assistance.

TELEPHONE REDEMPTION—PROCEEDS BY CHECK 1-800-345-8506

Accounts registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans, are NOT eligible for this privilege. If your account, however, has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). If you are eligible, you automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent settlement instructions, or by written notice to DST.

41

SHAREHOLDER INFORMATION (continued)

EXPEDITED REDEMPTION—PROCEEDS BY WIRE 1-800-345-8506

If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

WRITTEN REDEMPTIONS

Your written redemption (sale) request must include:

■	Fund and account number.

■	Number of shares or dollar amount to be redeemed, or a request to sell “all shares.”

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

■	Special instructions, including bank wire information or special payee or address.

A signature guarantee for each account holder will be required if:

■	The redemption is for $50,000 or more.

■	The redemption amount is wired.

■	The redemption amount is paid to someone other than the registered owner.

■	The redemption amount is sent to an address other than the address of record.

■	The address of record has been changed within the past 30 days.

Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.

TELEPHONE EXCHANGE 1-800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between Funds of the same Class without any additional sales charge.

All accounts are eligible except for omnibus accounts or those registered in street name and certain custodial retirement accounts held by a financial institution other than Van Eck. For further details regarding exchanges, please see the application, “Limits and Restrictions” and “Unauthorized Telephone Requests” below, or call Account Assistance.

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WRITTEN EXCHANGES

Written requests for exchange must include:

■	The fund and account number to be exchanged out of.

■	The fund to be exchanged into.

■	Directions to exchange “all shares” or a specific number of shares or dollar amount.

■

Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in “Telephone Exchange.”

TRANSFER OF OWNERSHIP

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.

REDEMPTIONS IN KIND

Each Fund reserves the right to redeem its shares “in kind.” A description of “in kind” redemptions can be found in the SAI.

CERTIFICATES

Certificates are not available to investors with Class I accounts.

LIMITS AND RESTRICTIONS

Frequent Trading Policy

The Board of Trustees has adopted policies and procedures reasonably designed to deter frequent trading in shares of each Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of each Fund’s portfolio and may increase a Fund’s expenses and negatively impact the Fund’s performance. As such, each Fund may reject a purchase or exchange transaction or restrict an account from investing in the Fund for any reason if the Adviser, in its sole discretion, believes that a shareholder is engaging in market timing activities that may be harmful to the Fund. Each Fund discourages and does not accommodate frequent trading of shares by its shareholders.

Each Fund invests portions of its assets in securities of foreign issuers, and consequently may be subject to an increased risk of frequent trading activities because frequent traders may take advantage of time zone differences between the foreign markets in which the Fund’s portfolio securities trade and the time as of which the Fund’s net asset value is calculated (“time-zone arbitrage”). Each Fund’s investments in other types of

43

SHAREHOLDER INFORMATION (continued)

securities may also be susceptible to frequent trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. Each Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to potential price arbitrage. However, there is no guarantee that a Fund’s net asset value will immediately reflect changes in market conditions.

Each Fund uses a variety of techniques to monitor and detect abusive trading practices, such as monitoring purchases, redemptions and exchanges that meet certain criteria established by the Fund, and making inquiries with respect to such trades. If a transaction is rejected or an account restricted due to suspected market timing, the investor or his or her financial adviser will be notified.

With respect to trades that occur through omnibus accounts at intermediaries, such as broker-dealers and third party administrators, each Fund requires all such intermediaries to agree to cooperate in identifying and restricting market timers in accordance with the Fund’s policies and will periodically request customer trading activity in the omnibus accounts based on certain criteria established by the Fund. There is no assurance that a Fund will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

Although each Fund will use reasonable efforts to prevent market timing activities in the Fund’s shares, there can be no assurances that these efforts will be successful. As some investors may use various strategies to disguise their trading practices, a Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities.

For further details, contact Account Assistance.

Unauthorized Telephone Requests

Like most financial organizations, Van Eck, the Funds and DST may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller’s identity and authority to act on the account are not followed.

If you do not want to authorize the Telephone Exchange or Redemption privilege on your eligible account, you must refuse it on the Account Application, broker/agent settlement instructions, or by written notice to DST.

44

Van Eck, the Funds, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.

AUTOMATIC SERVICES

Automatic Investment Plan

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Fund account. For further details and to request an Application, contact Account Assistance.

Automatic Exchange Plan

You may authorize DST to periodically exchange a specified dollar amount for your account from one Fund to another Fund. For further details and to request an Application, contact Account Assistance.

Automatic Withdrawal Plan

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Fund account and mail a check to you for the proceeds. Your Fund account must be valued at $10,000 or more at the current offering price to establish the Plan. For further details and to request an Application, contact Account Assistance.

MINIMUM PURCHASE

Each class can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services.

For the Class I shares, an initial purchase by an eligible institutional investor of $1 million is required; or a purchase must be made by an eligible Employer-Sponsored Retirement Plan with plan assets of $3 million or more. The minimum initial investment requirement may be waived or aggregated among investors, in a Fund’s discretion, for investors in certain fee-based, wrap or other no-load investment programs sponsored by financial intermediaries that have entered into a Class I agreement with Van Eck. A Fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

To be eligible to purchase Class I shares, you must also qualify as specified in “How to Choose a Class of Shares”.

ACCOUNT VALUE AND REDEMPTION

If the value of your account falls below $500,000 after the initial purchase, each Fund reserves the right to redeem your shares after 30 days notice to you.

45

SHAREHOLDER INFORMATION (continued)

HOW FUND SHARES ARE PRICED

Each Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus any applicable sales charge. Each Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE. Each Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. As a result, the NAV of each Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

Each Fund’s investments are generally valued based on market quotations. When market quotations are not readily available for a portfolio security, or in the opinion of the Adviser do not reflect the security’s fair value, a Fund will use the security’s “fair value” as determined in good faith in accordance with the Funds’ Fair Value Pricing Procedures, which have been approved by the Board of Trustees. As a general principle, the current fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. The Funds’ Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board of Trustees and for administering the process used to arrive at fair value prices.

Factors that may cause a Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or “stale” because its price doesn’t change in 5 consecutive business days, (4) the Adviser determines that a market quotation is inaccurate, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

46

In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, and the forces influencing the market in which the security is traded.

Foreign securities in which the Funds invest may be traded in markets that close before the time that each Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV.

Certain of the Funds’ portfolio securities are valued by an outside pricing service approved by the Board of Trustees. The pricing service may utilize an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depositary receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Funds’ fair value procedures, there can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

2. HOW TO CHOOSE A CLASS OF SHARES

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-ended investment company that issues two or more classes of shares representing interests in the same investment portfolio. In addition to Class I shares, each Fund offers Class A and Class C shares.

The Funds offer three classes of shares with different sales charges and 12b-1 fee schedules, designed to provide you with different purchase options according to your investment needs. Class A and Class C shares are offered to the general public and differ in terms of sales charges and ongoing expenses. No money market fund is available for exchange with

47

SHAREHOLDER INFORMATION (continued)

Class C or Class I shares. Class C shares automatically convert to Class A shares eight years after each individual purchase. Class I shares are offered only to eligible investors, usually through financial intermediaries.

■

CLASS A Shares are offered at net asset value plus an initial sales charge at time of purchase of up to 5.75% of the public offering price. The initial sales charge is reduced for purchases of $25,000 or more. No sales charge is imposed on purchases of $1,000,000 or more. For further information regarding sales charges, breakpoints and other discounts, please see the separate prospectus for Class A shares. The 12b-1 fee is 0.25% annually.

■

CLASS C Shares are offered at net asset value with no initial sales charge, but are subject to a contingent deferred redemption charge (CDRC) of 1.00% on redemptions during the first 12 months after purchase. The CDRC may be waived under certain circumstances as stated in the separate prospectus for Class C shares. The 12b-1 fee is 1.00% annually.

■

CLASS I Shares are offered with no sales charges on purchases, no CDRC, and no 12b-1 fee. To be eligible to purchase Class I shares, you must be either an eligible institutional investor that is making or has made a minimum initial investment of at least $1 million (which may be reduced or waived in certain circumstances) or an eligible Employer-Sponsored Retirement Plan with plan assets of $3 million or more.

Financial intermediaries may offer their clients more than one class of shares of a Fund. Investors should consider carefully a Fund’s share class expenses and applicable sales charges and fees plus any separate transaction and other fees charged by such intermediaries in connection with investing in each available share class before selecting a share class.

3. SALES CHARGES—ALL FUNDS

No initial sales charge, CDRC or 12b-1 fee is imposed on Class I shares. For sales charges associated with the Class A and Class C shares, see their respective prospectuses.

4. HOUSEHOLDING OF REPORTS AND PROSPECTUSES

If more than one member of your household is a shareholder of any of the funds in the Van Eck Family of Funds, regulations allow us to deliver single copies of your shareholder reports, prospectuses and prospectus supplements to a shared address for multiple shareholders. For example, a husband and wife with separate accounts in the same fund who have the same shared address generally receive two separate envelopes containing the same report or prospectus. Under the new system, known as “householding,” only one envelope containing one copy of the same report or prospectus will be mailed to the shared address for the household. This new system will not affect the delivery of individual transaction confirmations, account statements, and annual tax information, which will continue to be mailed separately to each shareholder. You may benefit from this new

48

system in two ways, a reduction in mail you receive and a reduction in fund expenses due to lower fund printing and mailing costs. However, if you prefer to continue to receive separate shareholder reports and prospectuses for each shareholder living in your household now or at any time in the future, please call Account Assistance at 1-800-544-4653.

5. FEDERAL INCOME TAXES

TAXATION OF DIVIDENDS AND DISTRIBUTIONS YOU RECEIVE

For tax-reportable accounts, dividends and capital gains distributions are normally taxable even if they are reinvested. Certain dividends are treated as qualified dividend income, taxable at long-term capital gains rates. Other dividends and short-term capital gains are taxed as ordinary income. Long-term capital gains are taxed at long- term capital gain rates. Tax laws and regulations are subject to change.

TAXATION OF SHARES YOU SELL

For tax-reportable accounts, when you redeem your shares you may incur a capital gain or loss on the proceeds. The amount of gain or loss, if any, is the difference between the amount you paid for your shares (including reinvested dividends and capital gains distributions) and the amount you receive from your redemption. Be sure to keep your regular statements; they contain the information necessary to calculate the capital gain or loss.

An exchange of shares from one Fund to another will be treated as a sale and purchase of Fund shares. It is therefore a taxable event.

NON-RESIDENT ALIENS

Dividends, if any, made to non-resident aliens are subject to a withholding tax (or lower tax treaty rates for certain countries). The Internal Revenue Service considers these dividends U.S. source income. Short-term capital gains, if any, may be subject to withholding. Currently, the Funds are not required to withhold tax from distributions of long-term capital gains or redemption proceeds if non-resident alien status is properly certified.

49

SHAREHOLDER INFORMATION (continued)

6. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends and capital gains distributions are generally declared and paid annually in December. See your tax adviser for details. Short-term capital gains are treated like dividends and follow that schedule. Occasionally, a dividend and/or capital gains distribution may be made outside of the normal schedule.

Dividends and Capital Gains Distribution Schedule
Fund	Dividends and Short-Term Capital Gains	Distribution of Long-Term Capital Gains

Emerging Markets Fund	December	December
Global Hard Assets Fund	December	December
International Investors Gold Fund	December	December

Dividends and Capital Gains Distribution Reinvestment Plan

Dividends and/or distributions are automatically reinvested into your account without a sales charge, unless you elect a cash payment. You may elect cash payment either on your original Account Application, or by calling Account Assistance at 1-800-544-4653.

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7. MANAGEMENT OF THE FUNDS

51

SHAREHOLDER INFORMATION (continued)

INFORMATION ABOUT FUND MANAGEMENT

RECENT DEVELOPMENTS

The Board of Trustees has conducted an independent investigation to determine if the Adviser or any of its affiliates engaged in improper or wrongful activity that may have caused a loss to one or more of the Funds in connection with past market timing activities by certain investors in the Funds. The Board and the Adviser are currently working to resolve outstanding issues relating to these matters.

INVESTMENT ADVISER

Van Eck Associates Corporation, 335 Madison Avenue, New York, New York 10017 has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, ETFs, hedge funds, pension plans and other investment accounts. John C. van Eck and members of his immediate family own 100% of the voting stock of the Van Eck Associates Corporation. As of December 31, 2008, the Adviser’s assets under management were approximately $8.1 billion.

Fees paid to the Adviser: Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 0.75% of average daily net assets. Global Hard Assets Fund pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets, which includes accounting and administrative services provided to the Fund. International Investors Gold Fund pays the Adviser a monthly fee at the annual rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.65% on the next $250 million of average daily net assets and 0.50% of average daily net assets in excess of $750 million. The Adviser also performs accounting and administrative services for Emerging Markets Fund and International Investors Gold Fund. For these services, Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 0.25% of average daily net assets and International Investors Gold Fund pays the Adviser a monthly fee at the annual rate of 0.25% on the first $750 million of average daily net assets and 0.20% of average daily net assets in excess of $750 million.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement of the Funds is available in the Funds’ semi-annual reports to shareholders for the six months ended June 30, 2008.

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PORTFOLIO MANAGERS

Emerging Markets Fund:

David A. Semple. Mr. Semple joined the Adviser in 1998 as an Investment Director. He currently serves as the portfolio manager for the Adviser’s accounts utilizing the emerging market strategy. He is also a member of the investment team of another mutual fund advised by the Adviser.

Global Hard Assets Fund is managed by a team of investment professionals. Current members of the team are:

Derek S. van Eck. Mr. van Eck joined the Adviser in 1993. Mr. van Eck has overseen a team of investment professionals that includes specialists in hard asset sectors and in the emerging markets since 1998. He serves as portfolio manager for this Fund. He is also a portfolio manager of another mutual fund advised by the Adviser.

Charles T. Cameron. Mr. Cameron joined the Adviser as the Director of Trading in 1995. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Joseph M. Foster. Mr. Foster joined the Adviser in 1996 as a precious metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Samuel L. Halpert. Mr. Halpert joined the Adviser in 2000. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Geoffrey R. King. Mr. King joined the Adviser in 2007 as a research associate specializing in exploration and production, refining, drilling and alternative energy markets. He currently serves on the investment team for this Fund and for another mutual fund advised by the Adviser.

Gregory F. Krenzer. Mr. Krenzer joined the Adviser in 1994 as a trader. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Charl P. de M. Malan. Mr. Malan joined the Adviser in 2003 as a precious metals and base metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

53

SHAREHOLDER INFORMATION (continued)

Shawn Reynolds. Mr. Reynolds joined the Adviser in 2005 as a senior energy analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser.

Investors Gold Fund is managed by a team of investment professionals. Current members of the team are:

Joseph M. Foster. Mr. Foster joined the Adviser in 1996 as a precious metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

Charl P. de M. Malan. Mr. Malan joined the Adviser in 2003 as a precious metals and base metals mining analyst. He currently serves on the investment team for this Fund and another mutual fund advised by the Adviser. He is also a portfolio manager for another mutual fund advised by the Adviser.

The SAI provides additional information about the above Portfolio Managers and Investment Team Members, their compensation, other accounts managed by the Portfolio Managers and Investment Team Members, and their ownership of securities in the Fund.

The Trust

For more information on the Trust, the Trustees and the Officers of the Trust, see “The Trust” and “Trustees and Officers” in the SAI.

Expenses

Each Fund bears all expenses of its operations other than those incurred by the Adviser or its affiliate under the Advisory Agreement with the Trust. For a more complete description of Fund expenses, please see the SAI.

The Distributor

Van Eck Securities Corporation, 335 Madison Avenue, New York, NY 10017 (the “Distributor”), a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”), has entered into a Distribution Agreement with the Trust.

The Distributor generally sells and markets shares of the Funds through intermediaries, such as broker-dealers. The intermediaries selling the Funds’ shares are compensated from sales charges and from 12b-1 fees and/or shareholder services fees paid directly and indirectly by the Funds.

In addition, the Distributor may pay certain intermediaries, out of its own resources and not as an expense of the Funds, additional cash or non-cash compensation as an incentive to intermediaries to promote and sell shares of the Funds and other mutual funds distributed by the Distributor. These payments are commonly known as “revenue sharing”. The benefits that the

54

Distributor may receive when it makes these payments include, among other things, placing the Funds on the intermediary’s sales system and/or preferred or recommended fund list, offering the Funds through the intermediary’s advisory or other specialized programs, and/or access (in some cases on a preferential basis over other competitors) to individual members of the intermediary’s sales force. Such payments may also be used to compensate intermediaries for a variety of administrative and shareholders services relating to investments by their customers in the Funds. The fees paid by the Distributor to intermediaries may be calculated based on the gross sales price of shares sold by an intermediary, the net asset value of shares held by the customers of the intermediary, or otherwise. These fees, may, but are not normally expected to, exceed in the aggregate 0.50% of the average net assets of the funds attributable to a particular intermediary on an annual basis.

The Distributor may also provide intermediaries with additional cash and non-cash compensation, which may include financial assistance to intermediaries in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns, technical and systems support, attendance at sales meetings and reimbursement of ticket charges. In some instances, these incentives may be made available only to intermediaries whose representatives have sold or may sell a significant number of shares.

Intermediaries may receive different payments, based on a number of factors including, but not limited to, reputation in the industry, sales and asset retention rates, target markets, and customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. Financial intermediaries that sell Funds’ shares may also act as a broker or dealer in connection with execution of transactions for the Funds’ portfolios. The Funds and the Adviser have adopted procedures to ensure that the sales of the Funds’ shares by an intermediary will not affect the selection of brokers for execution of portfolio transactions.

Not all mutual funds pay the same amount to the intermediaries who sell their mutual funds. Differences in compensation to intermediaries may create a financial interest for an intermediary to sell shares of a particular mutual fund, or the mutual funds of a particular family of mutual funds. Before purchasing shares of any Funds, you should ask your intermediary or its representative about the compensation in connection with the purchase of such shares, including any revenue sharing payments it receives from the Distributor.

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IV. FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or as indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements are included in the Fund’s annual report, which is available upon request.

56

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:
	Class I

	YEAR ENDED DECEMBER 31,	For the Period December 31, 2007* through December 31, 2007
	2008

Net Asset Value, Beginning of Period	$16.49	$16.49

Income from Investment Operations:
Net Investment Income (Loss)	0.06	0.00
Net Realized and Unrealized Gain (Loss) on Investments	(11.23)	0.00

Total from Investment Operations	(11.17)	0.00

Less Distributions from:
Net Investment Income	(0.01)
Net Realized Gains	(0.39)	0.00

Total Distributions	(0.40)	0.00

Net Asset Value, End of Period	$4.92	$16.49

Total Return (a)	(67.82)%	0.00%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)	$1,708	$10
Ratio of Gross Expenses to Average Net Assets	1.96%	0.00%
Ratio of Net Expenses to Average Net Assets (b)	1.16%	0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.29%	0%
Portfolio Turnover Rate	48%	0%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the period.

The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Excluding interest expense, the ratio of net expenses to average net assets would be 1.15% for Class I Shares for the year ending December 31, 2008.

*	Inception date of Class I Shares.

57

FINANCIAL HIGHLIGHTS (continued)

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:
	CLASS I
	YEAR ENDED DECEMBER 31,		For the Period May 1, 2006* through December 31, 2006
	2008	2007

Net Asset Value, Beginning of Period	$48.91	$38.19	$40.74

Income from Investment Operations:
Net Investment Income	0.15	0.02	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(21.92)	16.48	0.16

Total from Investment Operations	(21.77)	16.50	0.22

Less Distributions from:
Net Realized Gains	—	(5.78)	(2.77)

Total Distributions	—	(5.78)	(2.77)

Net Asset Value, End of Period	$27.14	$48.91	$38.19

Total Return (a)	(44.51)%	43.19%	0.54%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)	$25,648	$31,652	$3,262
Ratio of Gross Expenses to Average Net Assets	1.17%	1.17%	1.25	%(b)
Ratio of Net Expenses to Average Net Assets	1.00%	1.02%	0.95	%(b)
Ratio of Net Investment Income to Average Net Assets	0.31%	0.04%	0.58	%(b)
Portfolio Turnover Rate	73%	89%	71%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Annualized.

*	Inception date of Class I Shares.

58

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:
	CLASS I
	YEAR ENDED DECEMBER 31,		For the Period October 2, 2006* through December 31, 2006
	2008	2007

Net Asset Value, Beginning of Period	$17.95	$16.09	$15.47

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)	0.81	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(3.27)	3.69	2.47

Total from Investment Operations	(3.31)	4.50	2.57

Less Distributions from:
Net Investment Income	(0.09)	(1.61)	(0.42)
Net Realized Gains	(0.50)	(1.03)	(1.53)

Total Distributions	(0.59)	(2.64)	(1.95)

Net Asset Value, End of Period	$14.05	$17.95	$16.09

Total Return (a)	(18.02)%	27.94%	16.61%

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)	$12	$8,570	$12
Ratio of Gross Expenses to Average Net Assets	1.17%	1.23%	5.90	%(b)
Ratio of Net Expenses to Average Net Assets	1.00%	1.03%	1.25	%(b)
Ratio of Net Investment Loss to Average Net Assets	(0.25)%	(0.46)%	1.35	%(b)
Portfolio Turnover Rate	30%	35%	18%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any distributions at net asset value on the distribution payment date and a redemption on the last day of the period.

(b)	Annualized.

*	Inception date of Class I Shares.

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For more detailed information, see the Statement of Additional Information (SAI), which is legally a part of and is incorporated by reference into this Prospectus.

Additional information about the investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

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Call Van Eck at 1.800.826.1115, or visit the Van Eck Web site at www.vaneck.com to request, free of charge, the annual or semi-annual reports, the Statement of Additional Information (SAI), information regarding applicable sales loads, breakpoint discounts, reduced or waived sales charges and eligibility minimums, or other information about the Funds.

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Information about the Funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1.202.942.8090.

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Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC REGISTRATION NUMBER: 811-04297	00066634

VAN ECK FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2009

          This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated May 1, 2009 (the “Prospectus”) for the Van Eck Funds (the “Trust”), relating to Emerging Markets Fund, Global Hard Assets Fund, and International Investors Gold Fund (each a “Fund” and, together, the “Funds”), as it may be revised from time to time. A copy of the Prospectus for the Trust, relating to the Funds, may be obtained without charge by writing to the Trust or the Distributor. The Trust’s address is 335 Madison Avenue, 19th Floor, New York, New York 10017. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.

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STATEMENT OF ADDITIONAL INFORMATION
May 1, 2009

GENERAL INFORMATION

          Van Eck Funds (the “Trust”) is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 3, 1985. Van Eck Funds (the “Trust”) is an open-end investment management company currently consisting of four separate series.

          The Trust currently consists of four separate series: Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund, all of which offer Class A, Class C and Class I shares; and Multi-Manager Alternatives Fund, which offers Class A and Class I shares.

          This Statement of Additional Information (“SAI”) only pertains to three series of the Trust: Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund (each, a “Fund”, and together, the “Funds”). Shares of Multi-Manager Alternatives Fund are offered in a separate prospectus and statement of additional information. The Board of Trustees has authority to create additional series or funds, each of which may issue separate classes of shares.

          International Investors Gold Fund was formerly incorporated under the laws of the state of Delaware under the name of International Investors Incorporated. International Investors Incorporated was reorganized as a series of the Trust on April 30, 1991. International Investors Incorporated had been in continuous existence since 1955, and had been concentrating in gold mining shares since 1968.

          On October 31, 2003, Emerging Markets Fund engaged in a reorganization with the Asia Dynasty Fund series of the Trust (the “Reorganization”). In the Reorganization, Asia Dynasty Fund transferred substantially all of its assets to Emerging Markets Fund in exchange for shares of Emerging Markets Fund which assumed all stated liabilities of Asia Dynasty Fund. Class A shares of Asia Dynasty were exchanged for Class A shares of Emerging Markets Fund and Class B shares of Asia Dynasty were exchanged for Class C shares of Emerging Markets Fund.

          Emerging Markets Fund was formerly known as the Global Leaders Fund. Although the Fund has been in existence since December 20, 1993, prior to December 18, 2002, it operated with a substantially different investment strategy.

          The Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund are classified as non-diversified funds under the Investment Company Act of 1940 (the “1940 Act”). Van Eck Associates Corporation (the “Adviser”) serves as investment adviser to all the Funds.

INVESTMENT POLICIES AND RISKS

          The following is additional information regarding the investment policies used by the Funds in attempting to achieve their respective objectives, and should be read with the sections of the Funds’ Prospectus titled “Principal Strategies”, “Principal Risks” and “Additional Investment Strategies”.

          Appendix B to this SAI contains an explanation of the rating categories of Moody’s Investors Service Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”) relating to the fixed-income securities and preferred stocks in which the Funds may invest.

ASSET-BACKED SECURITIES

          The Funds may invest in asset-backed securities. Asset-backed securities, directly or indirectly, represent interests in, or are secured by and payable from, pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

          Asset-backed securities are subject to certain risks. These risks generally arise out of the security interest in the assets collateralizing the security. For example, credit card receivables are generally unsecured and the debtors are

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entitled to a number of protections from the state and through federal consumer laws, many of which give the debtor the right to offset certain amounts of credit card debts and thereby reducing the amounts due.

COLLATERALIZED MORTGAGE OBLIGATIONS

          The Funds may invest in collateralized mortgage obligations (“CMOs”). CMOs are fixed-income securities which are collateralized by pools of mortgage loans or mortgage-related securities created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs “pass through” the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. There are different classes of CMOs, and certain classes have priority over others with respect to prepayment of the mortgages. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Funds may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody’s. S&P and Moody’s assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Funds will be subject to certain limitations under the 1940 Act.

COMMERCIAL PAPER

          The Funds may invest in commercial paper that is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Funds will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Funds to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Funds will purchase such commercial paper for hedging purposes only, not for speculation.

CONVERTIBLE SECURITIES

          The Funds may invest in securities that are convertible into common stock or other securities of the same or a different issuer or into cash within a particular period of time at a specified price or formula. Convertible securities are generally fixed income securities (but may include preferred stock) and generally rank senior to common stocks in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

          To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security’s value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Funds at varying price levels above their investment values and/or their conversion values in keeping with the Funds’ objective.

DEBT SECURITIES

          The Funds may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer and the value of a hard asset if linked to the value of a hard asset. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in Appendix B to the SAI. High grade means a rating of A or better by Moody’s or S&P, or of comparable quality in the judgment of the Adviser or if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore,

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the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund’s net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody’s. However, the values of lower-rated securities generally fluctuate more than those of high-grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

          New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Funds do not accrue any income on these securities prior to delivery. The Funds will maintain in a segregated account with their Custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities. The Funds may also invest in low rated or unrated debt securities. Low rated debt securities present a significantly greater risk of default than do higher rated securities, in times of poor business or economic conditions, the Funds may lose interest and/or principal on such securities.

          The Funds may also invest in various money market securities for cash management purposes or when assuming a temporary defensive position. Money market securities may include commercial paper, bankers’ acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities and obligations of savings institutions.

DEPOSITARY RECEIPTS

          The Funds may invest in Depositary Receipts, which represent an ownership interest in securities of foreign companies (an “underlying issuer”) that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

          Depositary Receipts may be “sponsored” or “unsponsored.” Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

DERIVATIVES

          The Funds may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative “synthetic” positions (covered by segregation of liquid assets) or implementing “cross-hedging” strategies. A “synthetic” position is the duplication of a cash market transaction when deemed advantageous by the Funds’ Adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of the security or other asset for cash. “Cross-hedging” involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedge security or the cash market position will move as anticipated. If prices do not move as anticipated, a Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures

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contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction cost on the sale of the underlying assets. In addition, the use of derivative instruments involves the risk that a loss may be sustained as a result of the failure of the counterparty to the derivatives contract to make required payments or otherwise comply with the contract’s terms.

          When the Funds intend to acquire securities (or gold bullion or coins as the case may be) for their portfolio, they may use call options or futures contracts as a means of fixing the price of the security (or gold) they intend to purchase at the exercise price (in the case of an option) or contract price (in the case of futures contracts). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Funds hold a call option rather than the underlying security itself, the Funds are partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Funds would experience a loss as if they had owned the underlying security.

DIRECT INVESTMENTS

          The Funds may invest up to 10% of their total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case the Funds will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements may, in appropriate circumstances, provide the Funds with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Funds investment in the enterprise. Such a representative of the Funds will be expected to provide the Funds with the ability to monitor its investment and protect its rights in the investment, and will not be appointed for the purpose of exercising management or control of the enterprise.

          Certain of the Funds’ direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Funds do not anticipate making direct investments in start-up operations, although it is expected that in some cases the Funds’ direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations. With respect to the Emerging Markets Fund, such direct investments may be made in entities that are reasonably expected in the foreseeable future to become growth companies, either by expanding current operations or establishing significant operations.

          Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Funds may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Funds. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expense of the registration. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. Direct investments can be difficult to price and will be valued at fair value as determined in good faith by the Board of Trustees. The pricing of direct investments may not be reflective of the price at which these assets could be liquidated.

FOREIGN SECURITIES

          Investors should recognize that investing in foreign securities involves certain special considerations that are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Funds may hold securities and funds in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange (“NYSE”), and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States, and at times volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities

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exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Funds may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees which could reduce the yield on such securities.

          The Funds may invest in Russian issuers. Settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the Act) is defined according to entries in the issuer’s share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. To reasonably ensure that its ownership interest continues to be appropriately recorded, the Funds will invest only in those Russian companies whose registrars have entered into a contract with the Funds’ Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Funds from investing in the securities of certain Russian issuers otherwise deemed suitable by the Adviser.

          Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

FOREIGN SECURITIES - EMERGING MARKETS RISK

          The Funds may have a substantial portion of their assets in emerging markets. An “emerging market” or “emerging country” is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Emerging countries can be found in regions such as Asia, Latin America, Africa and Eastern Europe. The countries that will not be considered emerging countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

          Emerging market securities include securities which are (i) principally traded in the capital markets of an emerging market country; (ii) securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in emerging countries or from sales made in emerging countries, regardless of where the securities of such companies are principally traded; (iii) securities of companies organized under the laws of, and with a principal office in an emerging country; (iv) securities of investment companies (such as country funds) that principally invest in emerging market securities; and (v) American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

          Investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

          Securities markets in these countries may trade a small number of securities, may have a limited number of issuers and a high proportion of shares or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. In addition, stockbrokers and other intermediaries in emerging markets may not perform in the way their counterparts in the United States and other more developed securities markets do. The prices at which a Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. Limited liquidity may impair a Fund’s ability to liquidate a position at the time and price it wishes to do so. In addition, a Fund’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities.

          Since the Emerging Markets Fund may invest a portion of its total assets in Asian region investments, its investment performance may be affected by events affecting Asian region companies. The value and liquidity of Asian

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region investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the Asian region or their neighboring regions. The extent of economic development, political stability and market depth of different countries in the Asian region varies widely. Certain countries in the Asian region elsewhere, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments in these countries typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

          The securities markets in emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. Similarly, volume and liquidity in the bond markets in Asia, Eastern and Central Europe and other emerging markets are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Asian and emerging market securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in these regions may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid regions’ securities markets, the Fund’s abilities to participate fully in such price increases may be limited by their investment policies of investing not more than 15% of their net assets in illiquid securities. Conversely, the inability of the Funds to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset values to decline as the values of the unsold positions are marked to lower prices. In addition, these securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

          The Russian, Eastern and Central European, Chinese, Hong Kong and Taiwanese stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has few securities laws of nationwide applicability. The municipal securities regulations adopted by Shanghai and Shenzhen municipalities are very new, as are their respective securities exchanges and other self-regulatory organizations. In addition, Chinese stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Funds may acquire investments may be affected by trading by persons with material non-public information, and by securities transactions by brokers in anticipation of transactions by the Fund, in particular securities.

          Emerging Markets Fund will invest in Asian, Eurasian and other countries with emerging economies or securities markets. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in those countries and the availability to the Funds of additional investments in those countries. Economies in Central Europe and Latin American emerging markets may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of these regions are affected by developments in the economies of its principal trading partners. Revocation by the United States of China’s “Most Favored Nation” trading status, which the United States President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

          The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements.

The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a

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substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. Similar risks exist in other Asian region countries.

FOREIGN SECURITIES - FOREIGN CURRENCY TRANSACTIONS

          Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Funds with regard to overall diversification strategies. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will use forward contracts, along with futures contracts, foreign exchange swaps (Emerging Markets Fund and Global Hard Assets Fund only) and put and call options (all types of derivatives), to “lock in” the U.S. Dollar price of a security bought or sold and as part of their overall hedging strategy. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See “Futures and Options Transactions.”

          Changes in currency exchange rates may affect the Funds’ net asset value and performance. There can be no assurance that the Adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Funds may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Funds may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell foreign currencies. This may reduce a Fund’s losses on a security when a foreign currency’s value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Finally, when the Funds use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security’s underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

          The Funds will enter into forward contracts to duplicate a cash market transaction. The Funds will not purchase or sell foreign currency as an investment, except that Emerging Markets Fund and Global Hard Assets Fund may enter into currency swaps. See also “Futures and Options Transactions”.

          In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the Adviser’s belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated, or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Funds on their investments in the hedging positions.

          A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

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          The Adviser will not commit any Fund, at time of purchase, to deliver under forward contracts an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets or obligations denominated in that currency. The Funds’ Custodian will place the securities being hedged, cash, U.S. government securities or debt or equity securities into a segregated account of the Fund in an amount equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts. At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency prior to maturity by purchasing an “offsetting” contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Funds will be able to effect such a closing purchase transaction.

          It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that a Fund is obligated to deliver.

          If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

OPTIONS, FUTURES, WARRANTS AND SUBSCRIPTION RIGHTS

          Options Transactions. Each Fund may purchase and sell (write) exchange-traded and over-the-counter (“OTC”) call and put options on domestic and foreign securities, foreign currencies, stock and bond indices and financial futures contracts. Global Hard Assets Fund may also buy and sell options linked to the price of hard assets.

          Purchasing Call and Put Options. Each Fund may invest up to 5% of its total assets in premiums on call and put options. The purchase of a call option would enable a Fund, in return for the premium paid, to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable a Fund, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer.

          The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date. Accordingly, the successful use of options depends on the ability of the Adviser to forecast correctly interest rates, currency exchange rates and/or market movements.

          When a Fund sells put or call options it has previously purchased, the Fund may realize a net gain or loss, depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There is no assurance that a liquid secondary market will exist for options, particularly in the case of OTC options. In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, such Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

          A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. The markets in foreign currency options are relatively new and the Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid

8

secondary market. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using such options.

          Writing Covered Call and Put Options. Each Fund may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Fund’s net asset value. When a Fund writes a covered call option, the Fund incurs an obligation to sell the security underlying the option to the purchaser of the call, at the option’s exercise price at any time during the option period, at the purchaser’s election. When a Fund writes a put option, the Fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option’s exercise price at any time during the option period, at the purchaser’s election. In each case, the Fund will receive from the purchaser a “premium” (i.e., the price of the option).

          The Fund may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written, or to make payment of the exercise price against delivery of the underlying security (or currency) on any puts it has written. This obligation is terminated upon the expiration of the option period or at such earlier time as the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

          A call option is “covered” if the Fund owns the underlying security subject to the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration (in cash, Treasury bills or other liquid portfolio securities) held in a segregated account on the Fund’s books) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid portfolio securities in a segregated account on the Fund’s books. A put option is “covered” if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account on the Fund’s books, or holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

          Receipt of premiums from writing call and put options may provide a Fund with a higher level of current income than it would earn from holding the underlying securities alone, and the premium received will offset a portion of the potential loss incurred by the Fund if the securities underlying the option decline in value. However, during the option period, the Fund gives up, in return for the premium on the option, the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but retains the risk of loss should the price of the underlying security (or the value of its denominated currency) decline.

          Futures Contracts. The Funds may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. Global Hard Assets Fund may also buy and sell futures contracts and options thereon linked to the price of hard assets. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time.

          Futures contracts and options on futures contracts may be used reduce a Fund’s exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect a Fund against fluctuation in the value of securities in which a Fund is about to invest.

          The Funds may purchase and write (sell) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option contract.

          Future contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. However, there is no assurance that a Fund will be able to enter into a closing transaction.

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          When a Fund enters into a futures contract, it is initially required to deposit an “initial margin” of cash, Treasury securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. The margin deposits made are marked-to-market daily and the Fund may be required to make subsequent deposits of cash, U.S. government securities or other liquid portfolio securities, called “variation margin,” which are reflective of price fluctuations in the futures contract.

          A Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts. Futures positions entered into for “bona fide hedging” purposes, as that term is defined under applicable regulations, are excluded from the 5% limitation.

          Risks of Transactions in Futures Contracts and Related Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. As a result, a hedge may be unsuccessful because of market behavior or unexpected interest rate trends.

          Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

          There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

          Warrants and Subscription Rights. The Funds may invest in warrants, which are instruments that permit, but do not obligate, the holder to subscribe for other securities. Subscription rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend-paying investments and do not have voting rights like common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the value of warrants and rights do not necessarily change with the value of the underlying securities and may cease to have value if they are not exercised prior to their expiration dates.

HARD ASSETS SECURITIES

          The Global Hard Assets Fund may invest up to 80% of its assets in “hard asset” securities. Hard asset securities include equity securities of “hard asset companies” and derivative securities and instruments whose value is linked to the price of a commodity or a commodity index. The term “hard asset companies” includes companies that directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) derive at least 50% of gross revenue or profit from exploration, development, production, distribution or facilitation of processes relating to: (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic commodities which, historically, have been produced and marketed profitably during periods of significant inflation.

          Since the market action of hard asset securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Hard asset securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, including hard asset securities. The Fund has a fundamental policy of concentrating in such industries, and more than 50% of the Fund’s assets may be invested in any one of the above sectors. Precious metal and natural resource securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

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INDEXED SECURITIES AND STRUCTURED NOTES

          The Funds may invest in indexed securities, i.e., structured notes securities and index options, whose value is linked to one or more currencies, interest rates, commodities, or financial or commodity indices. An indexed security enables the investor to purchase a note whose coupon and/or principal redemption is linked to the performance of an underlying asset. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates). Indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest. Only securities linked to one or more non-agriculture commodities or commodity indices will be considered a hard asset security.

          Indexed securities may be publicly traded or may be two-party contracts (such two-party agreements are referred to here collectively as structured notes). When a Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The Funds will purchase structured notes only from counterparties rated A or better by S&P, Moody’s or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board of Trustees. Notes determined to be illiquid will be aggregated with other illiquid securities and will be subject to the Funds’ limitations on illiquid securities.

REAL ESTATE SECURITIES

          The Funds may not purchase or sell real estate, except that the Funds may invest in securities of issuers that invest in real estate or interests therein. These include equity securities of REITs and other real estate industry companies or companies with substantial real estate investments. Global Hard Assets Fund may invest more than 50% of its assets in such securities. The Funds are therefore subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

          REITs are pooled investment vehicles whose assets consist primarily of interest in real estate and real estate loans. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own interest in property and realize income from the rents and gain or loss from the sale of real estate interests. Mortgage REITs invest in real estate mortgage loans and realize income from interest payments on the loans. Hybrid REITs invest in both equity and debt. Equity REITs may be operating or financing companies. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property. REITS are not taxed on income distributed to shareholders, provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).

          Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rates rise, the value of the REIT may decline).

REPURCHASE AGREEMENTS

          Each of the Funds may enter into a repurchase agreement. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.

          Repurchase agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value

11

of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund’s investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.

RULE 144A AND SECTION 4(2) SECURITIES

          The Funds may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, or which are otherwise not readily marketable.

          Rule 144A under the Securities Act of 1933 allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act of 1933 of resale of certain securities to qualified institutional buyers.

          The Adviser will monitor the liquidity of restricted securities in the Funds’ holdings under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanisms of the transfer).

          In addition, commercial paper may be issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Such commercial paper is restricted as to disposition under the federal securities laws and, therefore, any resale of such securities must be effected in a transaction exempt from registration under the Securities Act of 1933. Such commercial paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity.

Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued in reliance on the Section 4(2) exemption under the 1940 Act may be determined to be liquid in accordance with guidelines established by the Board of Trustees for purposes of complying with investment restrictions applicable to investments by the Funds in illiquid securities. To the extent such securities are determined to be illiquid, they will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

SHORT SALES

          Except for the Worldwide Bond Fund, the Funds may make short sales of equity securities. The Funds will establish a segregated account with respect to their short sales and maintain in the account cash not available for investment or U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash, U.S. Government securities or other liquid, high-quality securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short.

SECURITIES LENDING

          The Funds may lend securities to parties such as broker-dealers or other institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the

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replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions will generally be invested in shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation

SWAPS

          Emerging Markets Fund and Global Hard Assets Fund may enter into swap agreements. A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. The swaps in which a Fund may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Global Hard Assets Fund may also enter into other asset swaps. Asset swaps are similar to swaps in that the performance of one hard asset (e.g., gold) may be “swapped” for another (e.g., energy).

          Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary fund securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

WHEN, AS AND IF ISSUED SECURITIES

          Each Fund may purchase securities on a “when, as and if issued” basis, under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized by a Fund until the Adviser determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also earmark or establish a segregated account on the Fund’s books in which it will maintain cash, cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities. The value of a Fund’s commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% (2% in the case of warrants which are not listed on an exchange) of the value of the Fund’s total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. A Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

INVESTMENT RESTRICTIONS

          The following investment restrictions are in addition to those described in the Prospectus. Policies that are identified as “fundamental” may be changed with respect to a Fund only with the approval of the holders of a majority of the Fund’s outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of a Fund’s outstanding shares are present in person or by proxy, or (ii) more than 50% of a Fund’s outstanding shares. As to any of the following policies, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of net assets will not be considered a violation of the policy. In the case of borrowing, however, the Fund will promptly take action to reduce the amount of its borrowings outstanding if, because of changes in the net asset value of the Fund due to market action, the amount of such borrowings exceeds one-third of

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the value of the Fund’s net assets. Non-fundamental restrictions may be changed, upon approval by the Board of Trustees, without shareholder approval.

NON-FUNDAMENTAL RESTRICTIONS

Each Fund may not:

1.

Invest in securities which are “illiquid” securities, including repurchase agreements maturing in more than 7 days and options traded over-the-counter, if the result is that more than 15% of a Fund’s net assets would be invested in such securities.

2.	Mortgage, pledge or otherwise encumber its assets, except to secure borrowing effected in accordance with the fundamental restriction on borrowing set forth below.

3.

Engage in short sales of securities unless short sales are used as a defensive technique to hedge their existing position(s) and/or market risk, and only in an amount up to 10% of their respective net assets.

4.

Purchase any security on margin, except for such short-term loans as are necessary for clearance of securities transactions. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

5.

Participate in a joint or joint-and-several basis in any trading account in securities, although transactions for the Funds and any other account under common or affiliated management may be combined or allocated between the Funds and such account.

FUNDAMENTAL RESTRICTIONS

Each Fund may not:

1.	Borrow money, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

2.

Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with its investments in other investment companies.

3.

Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

4.	Issue senior securities, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

5.

Purchase or sell real estate, except that the Fund may (i) invest in securities of issuers that invest in real estate or interests therein, (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6.

Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities, except that International Investors Gold Fund may invest in gold and silver coins which are legal tender in the country of issue and gold and silver bullion, and palladium and platinum group metals bullion.

7.

Purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, except that Global Hard Assets Fund will invest 25% or more of its total assets in “hard asset” industries as defined in the Prospectus, and International Investors Gold Fund may invest 25% or more of its total assets in the gold-mining industry. This limit does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

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          For the purposes of Restriction 7, companies in different geographical locations will not be deemed to be in the same industry if the investment risks associated with the securities of such companies are substantially different. For example, although generally considered to be “interest rate-sensitive,” investing in banking institutions in different countries is generally dependent upon substantially different risk factors, such as the condition and prospects of the economy in a particular country and in particular industries, and political conditions.

          The Adviser has represented to the Board of Trustees that it will not exercise any of the expanded authority permitted under these revised restrictions without seeking specific Board approval, and, in the case of any material change, giving shareholders sixty days advance notice.

PORTFOLIO HOLDINGS DISCLOSURE

          The Funds have adopted policies and procedures governing the disclosure of information regarding the Funds’ portfolio holdings. They are reasonably designed to prevent selective disclosure of the Funds’ portfolio holdings to third parties, other than disclosures that are consistent with the best interests of the Funds’ shareholders. The Board of Trustees is responsible for overseeing the implementation of these policies and procedures, and will review them annually to ensure their adequacy.

          These policies and procedures apply to employees of the Adviser, administrator, principal underwriter, and all other service providers to the Funds that, in the ordinary course of their activities, come into possession of information about the Funds’ portfolio holdings. These policies and procedures are made available to each service provider.

          The following outlines the policies and procedures adopted by the Funds regarding the disclosure of portfolio-related information:

          Generally, it is the policy of the Funds that no current or potential investor (or their representative), including any Fund shareholder (collectively, “Investors”), shall be provided information about a Fund’s portfolio on a preferential basis in advance of the provision of that same information to other investors.

          Disclosure to Investors. Limited portfolio holdings information for the Funds is available to all investors on the Van Eck website at www.vaneck.com. Information regarding the Funds’ top holdings and country and sector weightings, updated as of each month-end, is located on this website. Generally, this limited list is posted to the website within 30 days of the end of the applicable month. The Funds may also publish a detailed list of the securities held by each Fund, generally updated as of the most recent calendar quarter. These lists generally remain available on the website until new information is posted. Each Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

          Best Interest of the Funds: Information regarding the Funds’ specific security holdings, sector weightings, geographic distribution, issuer allocations and related information (“Portfolio-Related Information”), shall be disclosed to the public only (i) as required by applicable laws, rules or regulations, (ii) pursuant to the Funds’ Portfolio-Related Information disclosure policies and procedures, or (iii) otherwise when the disclosure of such information is determined by the Trust’s officers to be in the best interest of Fund shareholders.

          Conflicts of Interest: Should a conflict of interest arise between a Fund and any of the Fund’s service providers regarding the possible disclosure of Portfolio-Related Information, the Trust’s officers shall resolve any conflict of interest in favor of the Fund’s interest. In the event that Fund officers are unable to resolve such a conflict of interest, the matter shall be referred to the Audit Committee for resolution.

          Equality of Dissemination: Shareholders of the same Fund shall be treated alike in terms of access to the Fund’s portfolio holdings. With the exception of certain selective disclosures, noted in the paragraph below, Portfolio-Related Information with respect to a Fund shall not be disclosed to any Investor prior to the time the same information is disclosed publicly (e.g., posted on the Fund’s website). Accordingly, all Investors will have equal access to such information.

          Selective Disclosure of Portfolio-Related Information in Certain Circumstances: In some instances, it may be appropriate for a Fund to selectively disclose a Fund’s Portfolio-Related Information (e.g., for due diligence purposes, disclosure to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information.

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          Conditional Use of Selectively-Disclosed Portfolio-Related Information: To the extent practicable, each of the Trust’s officers shall condition the receipt of Portfolio-Related Information upon the receiving party’s agreement to both keep such information confidential and not to trade Fund shares based on this information.

          Compensation: No person, including officers of the Funds or employees of other service providers or their affiliates, shall receive any compensation in connection with the disclosure of Portfolio-Related Information. Notwithstanding the foregoing, the Funds reserve the right to charge a nominal processing fee, payable to the Funds, to non-shareholders requesting Portfolio-Related Information. This fee is designed to offset the Fund’s costs in disseminating such information.

          Source of Portfolio-Related Information: All Portfolio-Related Information shall be based on information provided by the Fund’s administrator(s)/accounting agent.

          The Funds may provide non-public portfolio holdings information to third parties in the normal course of their performance of services to the Funds, including to the Funds’ auditors; custodian; financial printers; counsel to the Funds or counsel to the Funds’ independent trustees; regulatory authorities; and securities exchanges and other listing organizations. In addition, the Funds may provide non-public portfolio holdings information to data providers, fund ranking/rating services, and fair valuation services. The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. Generally, information that is provided to these parties, in the ordinary course of business, is provided on a quarterly basis, with at least a 30 day-lag period.

          There can be no assurance that the Funds’ policies and procedures regarding selective disclosure of the Funds’ portfolio holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

          The Board shall be responsible for overseeing the implementation of these Policies and Procedures. These Policies and Procedures shall be reviewed by the Board on an annual basis for their continuing appropriateness.

          Additionally, the Funds shall maintain and preserve permanently in an easily accessible place a written copy of these policies and procedures. The Fund shall also maintain and preserve, for a period not less than six years (the first two years in an easily accessible place), all Portfolio-Related Information disclosed to the public.

          Currently, there are no agreements in effect where non-public information is disclosed or provided to a third party. Should the Funds or Adviser establish such an agreement with another party, the agreement shall bind the party to confidentiality requirements and the duty not to trade on non-public information.

INVESTMENT ADVISORY SERVICES

          The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Information About Fund Management.”

          Van Eck Associates Corporation (the “Adviser”) acts as investment manager to the Trust and, subject to the supervision of the Board, is responsible for the day-to-day investment management of the Funds. The Adviser is a private company with headquarters in New York and manages other mutual funds, exchange-traded funds, private investment funds and separate accounts.

          The Adviser serves as investment adviser to the Funds pursuant to an Advisory Agreement between the Trust and the Adviser. The advisory fee is computed daily and paid monthly at the following annual rates: Emerging Markets Fund pays the Adviser a fee of 0.75% of average daily net assets; Global Hard Assets Fund pays the Adviser a fee of 1.00% of average daily net assets which includes the fee paid to the Adviser for accounting and administrative services; and International Investors Gold Fund pays a fee equal to 0.75% on the first $500 million of average daily net assets, 0.65% on the next $250 million of average daily net assets and 0.50% of average daily net assets in excess of $750 million. Under the Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of the Funds’ assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds

          In addition to investment advisory services, the Adviser also performs accounting and administrative services for Emerging Markets Fund and International Investors Gold Fund pursuant to a written agreement. For these accounting and

16

administrative services a fee is calculated daily and paid monthly at the following annual rates: Emerging Markets Fund pays the Adviser a fee of 0.25% of average daily net assets and International Investors Gold Fund pays a fee equal to 0.25% on the first $750 million of average daily net assets, and 0.20% of average daily net assets in excess of $750 million.

          Pursuant to the Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

          The management fees earned and the expenses waived or assumed by the Adviser for the past three years are as follows:

		MANAGEMENT FEES	EXPENSES ASSUMED BY THE ADVISER

Emerging Markets Fund	2008	$889,818		$12,501
	2007	$894,717	$	N/A
	2006	$399,121		$1,442

Global Hard Assets Fund	2008	$9,827,275		$46,064	*
	2007	$7,581,983		$31,904	*
	2006	$4,555,640		$336,887

International Investors Gold Fund	2008	$4,584,190		$25,360	*
	2007	$4,192,295		$13,208	*
	2006	$3,077,542		$185

* Attributable to Class I shares.

          The Advisory Agreement provides that it shall continue in effect from year to year as long as it is approved at least annually by (1) the Board or (2) a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of a Fund’s outstanding voting securities. The Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE DISTRIBUTOR

          Shares of the Funds are offered on a continuous basis and are distributed through Van Eck Securities Corporation (the “Distributor”), 335 Madison Avenue, New York, New York 10017, a wholly owned subsidiary of the Adviser. The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Funds.

          The Trust has authorized one or more intermediaries (who are authorized to designate other intermediaries) to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when the authorized broker or its designee accepts the order. Orders will be priced at the net asset value next computed after they are accepted by the authorized broker or its designee.

          The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Funds and preparing, printing and distributing advertising or promotional materials. The Funds will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws. The Distribution Agreement is reviewed and approved annually by the Board of Trustees.

          The Distributor retained distributing commissions on sales of shares of the Funds for the past three years, after reallowance to dealers are as follows:

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		VAN ECK SECURITIES CORPORATION	REALLOWANCE TO DEALERS

Emerging Markets Fund	2008	$35,068	$213,244
	2007	$148,514	$821,538
	2006	$32,130	$160,244

Global Hard Assets Fund	2008	$465,630	$2,991,968
	2007	$385,898	$2,460,661
	2006	$407,564	$2,248,941

International Investors Gold Fund	2008	$222,104	$1,330,471
	2007	$238,867	$1,472,459
	2006	$230,425	$1,330,050

          PLAN OF DISTRIBUTION (12B-1 PLAN)

          Emerging Markets Fund (Class A and C), Global Hard Assets Fund (Class A and C) and International Investors Gold Fund (Class A and C) have adopted a Plan pursuant to Rule 12b-1 (the “Plan”) which provides for the compensation of brokers and dealers who sell shares of the Funds and/or provide servicing. Emerging Markets Fund (Class A and C), Global Hard Assets Fund (Class A and C) and International Investors Gold Fund (Class A and C) Plans are compensation-type plans with a carry-forward provision, which provides that the Distributor recoup distribution expenses in the event the Plan is terminated. For the periods prior to April 30, 2006, the Distributor has agreed with respect to Plans with a carry-forward provision, notwithstanding anything to the contrary in the Plan, to waive its right to reimbursement of carry-forward amounts in the event the Plan is terminated, unless the Board of Trustees has determined that reimbursement of such carry-forward amounts is appropriate. Pursuant to the Plans, the Distributor provides the Funds at least quarterly with a written report of the amounts expended under the Plans and the purpose for which such expenditures were made. The Trustees review such reports on a quarterly basis.

          A Plan shall continue in effect as to each Fund, provided such continuance is approved annually by a vote of the Trustees in accordance with the 1940 Act. A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Funds, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on written notice to any other party to the Plan. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). So long as the Plan is in effect, the election and nomination of Trustees who are not “interested persons” of the Trust shall be committed to the discretion of the Trustees who are not “interested persons.” The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Funds will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the Act, for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place. For additional information regarding the Plans, see the Prospectus.

          For the fiscal year ended December 31, 2008, it is estimated that the Distributor spent the amounts accrued under the Plan in the following ways:

	EMERGING MARKETS FUND		GLOBAL HARD ASSETS FUND		INTERNATIONAL INVESTORS GOLD FUND

	CLASS A	CLASS C	CLASS A	CLASS C	CLASS A	CLASS C

Total 12b-1 Fees	$237,112	$170,352	$1,726,394	$2,524,391	$1,372,294	$586,220
Compensation to Dealers	(220,987)	(170,216)	(1,698,732)	(2,521,154)	(1,240,533)	(585,809)

Net 12b-1 Fees	16,125	136	27,662	3,237	131,761	411

Expenditures:
Printing and Mailing	(20,577)	(20,569)	(32,663)	(32,752)	(32,823)	(29,703)
Telephone and Internal Sales	(119,013)	(28,314)	(745,418)	(293,190)	(648,716)	(68,016)
Marketing Department	(62,858)	(14,568)	(400,069)	(156,075)	(348,825)	(36,370)
External Wholesalers	(212,993)	(49,937)	(1,350,236)	(504,654)	(1,043,805)	(137,731)

Total Expenditures	(415,441)	(113,388)	(2,528,386)	(986,671)	(2,074,169)	(271,820)

Expenditures in Excess of Net 12b-1 Fees	(399,316)	(113,252)	(2,500,724)	(983,434)	(1,942,408)	(271,409)

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ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS.

          The Funds may make payments (either directly or as reimbursement to the Distributor or an affiliate of the Distributor for payments made by the Distributor) to financial intermediaries (such as brokers or third party administrators) for providing the types of services that would typically be provided by the Funds’ transfer agent, including sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder reporting, shareholder transaction processing, and/or the provision of call center support. These payments will be in lieu of, and may differ from, amounts paid to the Funds’ transfer agent for providing similar services to other accounts. These payments may be in addition to any amounts the intermediary may receive as compensation for distribution or shareholder servicing pursuant to a Fund’s Rule 12b-1 plan or as part of any revenue sharing or similar arrangement with the Distributor or its affiliates, as described elsewhere in the Prospectus.

PORTFOLIO MANAGERS

PORTFOLIO MANAGER COMPENSATION

          The portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and the management of the funds for which they serve as portfolio manager. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, the Adviser and affiliates manage accounts with incentive fees.

PORTFOLIO MANAGER SHARE OWNERSHIP

          The portfolio holdings of each portfolio manager, as of December 31, 2008, is shown below.

Fund	None	$1 to $10,000	$10,001 to $50,000	$50,000 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	Over $1,000,000

Charles Cameron
Emerging Markets Fund	X
Global Hard Assets Fund					X
International Investors Gold Fund	X
Joseph Foster
Emerging Markets Fund	X
Global Hard Assets Fund	X
International Investors Gold Fund					X
Samuel Halpert
Emerging Markets Fund			X
Global Hard Assets Fund			X
International Investors Gold Fund			X

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Fund	None	$1 to $10,000	$10,001 to $50,000	$50,000 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	Over $1,000,000

Geoffrey R. King
Emerging Markets Fund		X
Global Hard Assets Fund			X
International Investors Gold Fund	X
Gregory Krenzer
Emerging Markets Fund				X
Global Hard Assets Fund				X
International Investors Gold Fund	X
Charl Malan
Emerging Markets Fund		X
Global Hard Assets Fund			X
International Investors Gold Fund			X
Shawn Reynolds
Emerging Markets Fund	X
Global Hard Assets Fund				X
International Investors Gold Fund	X
David Semple
Emerging Markets Fund					X
Global Hard Assets Fund			X
International Investors Gold Fund			X
Derek van Eck
Emerging Markets Fund					X
Global Hard Assets Fund					X
International Investors Gold Fund					X

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OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

          Below is a table of the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category, as of December 31, 2008.

		Other Accounts Managed (As of December 31, 2008)		Accounts with respect to which the advisory fee is based on the performance of the account

Name of Portfolio Manager		Number of Accounts	Total Assets in Accounts
	Category of Account			Number of Accounts	Total Assets in Accounts

Charles Cameron	Registered investment companies	2	$ 644.02 million	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Joseph Foster	Registered investment companies	1	$593.97 million	0	$0
	Other pooled investment vehicles	3	$229.83 million	1	$37.38 million
	Other accounts	2	$ 291.35 million	0	$0
Samuel Halpert	Registered investment companies	2	$604.88 million	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Geoffrey King	Registered investment companies	1	$593.97 million	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Gregory Krenzer	Registered investment companies	2	$644.08 million	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Charl Malan	Registered investment companies	1	$593.97 million	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Shawn Reynolds	Registered investment companies	1	$593.97 million	0	$0
	Other pooled investment vehicles	2	$15.35 million	2	$15.35 million
	Other accounts	0	$0	0	$0
David Semple	Registered investment companies	2	$613.45 million	1	$9.57 million
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

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		Other Accounts Managed (As of December 31, 2008)		Accounts with respect to which the advisory fee is based on the performance of the account

Derek van Eck	Registered investment companies	2	$844.56 million	0	$0
	Other pooled investment vehicles	10	$882.56 million	10	$882.56 million
	Other accounts	0	$0	0	$0

PORTFOLIO TRANSACTIONS AND BROKERAGE

          When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere. The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The Adviser owes a duty to its clients to provide best execution on trades effected.

          The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is best execution.

          The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

          Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

          The Adviser may cause the Funds to pay a broker-dealer who furnishes brokerage and/or research services, a commission that is in excess of the commission another broker-dealer would have received for executing the transaction, if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Any such research and other information provided by brokers to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser in serving its other clients or clients of the Adviser’s affiliates. The Trustees periodically review the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds. The Trustees also review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

          The aggregate amount of transactions during the fiscal year ended December 31, 2008 in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

Fund Name	Transaction Amount	Commissions and Concessions

Emerging Markets Fund	$132,897,597	$378,271
Global Hard Assets Fund	$1,199,460,171	$1,535,342
International Investors Gold Fund	299,902,591	$519,371

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          The table below shows the commissions paid on purchases and sales of portfolio securities by each Fund for the year ended December 31, none of such amounts are paid to brokers or dealers which furnished daily quotations to the Funds for the purpose of calculating daily per share net asset value and to brokers and dealers which sold shares of the Funds.

2008 COMMISSIONS

Emerging Markets Fund	$387,327
Global Hard Assets Fund	$1,671,651
International Investors Gold Fund	$594,006

2007 COMMISSIONS

Emerging Markets Fund	$688,789
Global Hard Assets Fund	$1,452,936
International Investors Gold Fund	$557,192

2006 COMMISSIONS

Emerging Markets Fund	$224,003
Global Hard Assets Fund	$838,072
International Investors Gold Fund	$294,560

          The Adviser does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. The Adviser has implemented policies and procedures pursuant to Rule 12b-1(h) that are reasonably designed to prevent the consideration of the sales of fund shares when selecting broker-dealers to execute trades.

          Due to the potentially high rate of turnover, the Funds may pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate. The portfolio turnover rates of all Funds may vary greatly from year to year.

TRUSTEES AND OFFICERS

          RESPONSIBILITIES OF THE BOARD

          The Board of Trustees is responsible for supervising the operation of the Trust and the Funds. It establishes each Fund’s major policies, reviews investments, and provides guidelines to the Adviser and others who provide services to the Fund. The Board of Trustees met seven times during the Trust’s fiscal year ending December 31, 2008. Each Trustee attended at least 75% of the total number of meetings of the Board. Since January 1, 2006, Mr. Richard D. Stamberger has served as the Chairman of the Board, and Mr. R. Alastair Short as Vice Chairman.

          STANDING COMMITTEES

          The Board of Trustees has an Audit Committee and a Governance Committee.

          AUDIT COMMITTEE

          During the 2008 fiscal year, the members of the Audit Committee were all the Independent Trustees. This Committee met twice during 2008. The duties of this Committee include meeting with representatives of the Trust’s independent accountants to review fees, services, procedures, conclusions and recommendations of independent registered public accounting firms and to discuss the Trust’s system of internal controls. Thereafter, the Committee reports to the Board of the Committee’s findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm. Currently, the Audit Committee’s financial expert is R. Alastair Short. Mr. Short has served as the Chairman of the Audit Committee since January 1, 2006.

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          GOVERNANCE COMMITTEE

          During the 2008 fiscal year, the members of the Governance Committee were all the Independent Trustees. This Committee met two times during 2008. The duties of this Committee include consideration of recommendations on nominations for Trustees, review of the composition of the Board, and recommendations of meetings, compensation and similar matters. Currently, Mr. Jon Lukomnik serves as the Chairman of the Governance Committee.

          The Independent Trustees are solely responsible for nominating Independent Trustees for election by shareholders. All Trustees considered for appointment or nomination are required to complete a questionnaire designed to elicit information concerning his or her real or perceived independence in relation to the Trust, other Van Eck funds, the Adviser or any affiliated persons, potential conflicts of interest, and other factual information necessary for compliance with the securities laws.

          The Independent Trustees shall, when identifying candidates for the position of Independent Trustee, consider candidates recommended by a shareholder of the Fund if such recommendation provides sufficient background information concerning the candidate and evidence that the candidate is willing to serve as an Independent Trustee if selected, and is received in a sufficiently timely manner. Shareholders should address recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

          The Board generally adheres to certain procedures for the selection of Trustee nominees. First, the Board meets with candidates and conducts interviews of candidates. The Board then discusses the candidates, their interviews, and their credentials. Lastly, the Board submits the candidates’ names to formal elections.

ADDITIONAL INDEPENDENT TRUSTEES SESSIONS

          The Independent Trustees meet regularly in executive sessions among themselves and with their counsel to consider a variety of matters affecting the Trust. These sessions generally occur prior to, or during, scheduled Board meetings and at such other times as the Independent Trustees may deem necessary.

          TRUSTEE INFORMATION

          The Trustees of the Trust, their address, position with the Trust, age and principal occupations during the past five years are set forth below.

TRUSTEE’S NAME, ADDRESS(1) AND AGE	POSITION(S) HELD WITH TRUST TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN TRUST COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX(3)

INDEPENDENT TRUSTEES:

Jon Lukomnik 52 (++)(P)	Trustee since March 2006	Managing Partner, Sinclair Capital LLC, 2008 to present; Program Director, IRRC Institute, 2008 to present.	9	Sears Canada, Inc.

Jane DiRenzo Pigott 52 (++)(P)	Trustee since July 2007	Managing Director, R3 Group, LLC, 2002 to present.	9	Director and Chair of Audit Committee of 3E Company.

Wayne H. Shaner 61 (++)(P)	Trustee since March 2006	Managing Partner, Rockledge Partners LLC, 2003 to present; Public Member Investment Committee, Maryland State Retirement System since 1991; Vice President, Investments, Lockheed Martin Corporation (formerly Martin Marietta Corporation), 1976-September 2003.	9	Director, The Torray Funds, since 1993 (Chairman of the Board since December 2005).

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TRUSTEE’S NAME, ADDRESS(1) AND AGE	POSITION(S) HELD WITH TRUST TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN TRUST COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX(3)

INDEPENDENT TRUSTEES:

R. Alastair Short 55 (++)(P)	Vice Chairman, Trustee Since June 2004	President, Apex Capital Corporation (personal investment vehicle), Jan. 1988 to present; Vice Chairman, W. P. Stewart & Co.,Ltd. (asset management firm), September 2007 to September 2008; Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	37	Director, Kenyon Review; Director, The Medici Archive Project.

Richard D. Stamberger 49 (++)(P)	Chairman, Trustee Since 1994	President and CEO, SmartBrief, Inc. (media company), 1998 to present.	37	None.

Robert L. Stelzl 63 (++)(P)	Trustee since July 2007	Trustee, Joslyn Family Trusts, 2003 to present; Principal, Colony Capital, Inc., 1990 to 2004.	9	Director, Brookfield Properties, Inc.; Director and Chairman, Brookfield Homes, Inc.

(1)	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.

(2)

Each Trustee serves until resignation, death, retirement or removal. The Board established a mandatory retirement policy applicable to all independent Trustees, which provides that Independent Trustees shall resign from the Board on December 31 of the year such Trustee reaches the age of75.

(3)	The Fund Complex consists of Van Eck Funds, Van Eck Worldwide Insurance Trust and Market Vectors ETF Trust.

(++)	Member of the Governance Committee. (P) Member of the Audit Committee.

          OFFICER INFORMATION

          The executive officers of the Trust, their age and address, the positions they hold with the Trust, their term of office and length of time served and their principal business occupations during the past five years are shown below.

OFFICER’S NAME, ADDRESS (1) AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICER AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS

Russell G. Brennan, 44	Assistant Vice President and Assistant Treasurer	Since 2008

Assistant Vice President and Assistant Treasurer of the Adviser, Van Eck Associates Corporation (Since 2008); Manager (Portfolio Administration) of the Adviser (September 2005-October 2008); Vice President, Robeco Investment Management (July1990-September 2005); Officer of other investment companies advised by the Adviser.

Charles T. Cameron, 49	Vice President	Since 1996	Director of Trading and Portfolio Manager for the Adviser; Officer of other investment companies advised by the Adviser.

Susan C. Lashley, 54	Vice President	Since 1998	Vice President of the Adviser and Van Eck Securities Corporation (VESC); Officer of other investment companies advised by the Adviser.

Thomas K. Lynch, 52	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the Adviser and Van Eck Absolute Return Advisers Corp. (VEARA) (Since December 2006) and VESC (Since August 2008); Vice President of the Adviser and VEARA, Treasurer (April 2005-December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005). Officer of other investment companies advised by the Adviser.

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OFFICER’S NAME, ADDRESS (1) AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICER AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS

Laura I. Martínez, 29	Assistant Vice President and Assistant Secretary	Since 2008

Assistant Vice President and Associate General Counsel (Since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Stanford Law School (September 2002-June 2005); Officer of other investment companies advised by the Adviser.

Joseph J. McBrien, 61	Senior Vice President, Secretary and Chief Legal Officer	Since 2005

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of other investment companies advised by the Adviser.

Jonathan R. Simon, 34	Vice President and Assistant Secretary	Since 2006

Vice President and Associate General Counsel of the Adviser (Since 2006); Vice President and Assistant Secretary of VEARA and VESC (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Associate, Carter Ledyard & Milburn LLP (September 2001-July 2004); Officer of other investment companies advised by the Adviser.

Bruce J. Smith, 54	Senior Vice President and Chief Financial Officer	Since 1985

Senior Vice President and Chief Financial Officer of the Adviser; Senior Vice President, Chief Financial Officer, Treasurer and Controller of VESC and VEARA; Officer of other investment companies advised by the Adviser.

Derek S. van Eck, 44	Chief Executive Officer and President	Since 2009

Director, Executive Vice President, Chief Investment Officer and Co-Chief Executive Officer of the Adviser; Director and Executive Vice President, VESC and VEARA; Director of Greylock Capital Associates LLC; Officer of other investment companies advised by the Adviser.

Jan F. van Eck, 45	Executive Vice President	Since 2005

Director, Executive Vice President and Co-Chief Executive Officer of the Adviser; Director and Executive Vice President of VESC; Director and President of VEARA; Director of Greylock Capital Associates LLC; Trustee of Market Vectors ETF Trust; Officer of other investment companies advised by the Adviser.

(1)	The address for each Executive Officer is 335 Madison Avenue Avenue,19th Floor, New York, NY 10017.

TRUSTEE SHARE OWNERSHIP

          For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies advised by the Adviser (“Family of Investment Companies”) that are overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in Emerging Markets Fund (As of December 31, 2008)	Dollar Range of Equity Securities in Global Hard Assets Fund (As of December 31, 2008)	Dollar Range of Equity Securities International Investors Gold Fund (As of December 31, 2008)

Jon Lukomnik	$10,001- $50,000	$10,001- $50,000	$10,001- $50,000
Jane DiRenzo Pigott	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000
Wayne H. Shaner	None	None	None
R. Alastair Short	$1-$10,000	$1-$10,000	$10,001- $50,000
Richard D. Stamberger	$50,001-$100,000	Over $100,000	$50,001-$100,000
Robert L. Stelzl	$1-$10,000	$1-$10,000	$1-$10,000

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Name of Trustee	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (As of December 31, 2008)

Jon Lukomnik	Over $100,000
Jane DiRenzo Pigott	Over $100,000
Wayne H. Shaner	None
R. Alastair Short	$10,001- $50,000
Richard D. Stamberger	Over $100,000
Robert L. Stelzl	$10,001- $50,000

          As of March 31, 2009, all of the Trustees and Officers of the Trust as a group owned approximately 4.69% of Emerging Markets Fund (Class A). As of March 31, 2009, all of the Trustees and Officers as a group owned less than 1% of shares outstanding of each of the other Funds and Classes.

          As to each Independent Trustee and his/her immediate family members, no person owned beneficially or of record securities in an investment manager or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the investment manager or principal underwriter of the Funds.

2008 COMPENSATION TABLE

          The Trustees are paid for services rendered to the Trust and the Van Eck Worldwide Insurance Trust (the “Van Eck Trusts”), each a registered investment company managed by the Adviser, which are allocated to each series of the Van Eck Trusts based on their average daily net assets. Each Independent Trustee is paid an annual retainer of $40,000, a per meeting fee of $5,000 for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $2,500 for telephonic meetings. The Trust pays the Chairman of the Board an annual retainer of $15,000, the Chairman of the Audit Committee an annual retainer of $5,000 and the Chairman of the Governance Committee an annual retainer of $5,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation.

          The table below shows the compensation paid to the Trustees for the fiscal year ended December 31, 2008. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Name of Trustee	Aggregate Compensation From the Van Eck Trusts	Deferred Compensation From the Van Eck Trusts	Pension or Retirement Benefits Accrued as Part of the Van Eck Trusts’ Expenses(2)	Estimated Annual Benefits Upon Retirement	Total Compensation From the Van Eck Trusts and the Fund Complex(1) Paid to Trustee(2)

Jon Lukomnik	$0	$56,000	N/A	N/A	$56,000
Jane DiRenzo Pigott	$0	$52,500	N/A	N/A	$52,500
Wayne Shaner	$52,500	$0	N/A	N/A	$52,500
R. Alastair Short	$56,000	$0	N/A	N/A	$136,000
Richard D. Stamberger	$47,812	$15,938	N/A	N/A	$141,250
Robert Stelzl	$26,250	$26,250	N/A	N/A	$52,500

(1)	The “Fund Complex“ consists of Van Eck Funds, Van Eck Worldwide Insurance Trust and Market Vectors ETF Trust.

(2)	Because the Funds of the Fund Complex have different fiscal year ends, the amounts shown are presented on a calendar year basis.

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PRINCIPAL SHAREHOLDERS

          As of March 31, 2009, the following persons owned of record of 5% or more of the shares of the Fund(s) indicated below:

FUND AND CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	PERCENTAGE OF CLASS OF FUND OWNED

Emerging Markets Fund Class A	Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr. East, 3rd Floor Jacksonville, FL 32246-6484	9.76%

Emerging Markets Fund Class A	Charles Schwab & Co. Inc. Special Custody Acct Febo Customers Instl Onesource Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	6.86%

Emerging Markets Fund Class C	Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr. East, 3rd Floor Jacksonville, FL 32246-6484	22.77%

Emerging Markets Fund Class I	Van Eck Absolute Return Advisers Corp 335 Madison Avenue New York, NY 10017-4611	99.85%

Global Hard Assets Fund Class A	Charles Schwab & Co Inc Special Custody Acct Febo Customers Instl Onesource Attn Mutual Funds 101 Montgomery St	13.00%

	San Francisco, CA 94104-4151 Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr. East, 3rd Floor Jacksonville, FL 32246-6484	9.97%
Global Hard Assets Fund Class A

Global Hard Assets Fund Class A	KAS Depository Trust Co. A/F Stichting Vermogensgiro Beleggingsrekening P.O. Box 24001 1000 DB Amsterdam, The Netherlands	7.21%

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FUND AND CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	PERCENTAGE OF CLASS OF FUND OWNED

Class C	for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr. East, 3rd Floor Jacksonville, FL 32246-6484

Global Hard Assets Fund Class I	Lauer & Co C/o The Glenmede Trust Co. PO Box 58997 Philadelphia, PA 19102-8997	44.07%

Global Hard Assets Fund Class I	MAC & Co. PO Box 3198 Pittsburgh, PA 15230-3198	21.97%

Global Hard Assets Fund Class I	Northern Trust Co. FBO California Pacific Medical Center PO Box 92956 Chicago, IL 60675-0001	11.50%

Global Hard Assets Fund Class I	Brown Brothers Harriman & Co. Trust Attn: Investment Fund Global Center 525 Washington Blvd Jersey City, NJ 07310-1606	6.51%

International Investors Gold Fund Class A	Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr. East, 3rd Floor Jacksonville, FL 32246-6484	5.73%

International Investors Gold Fund Class C	Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr. East, 3rd Floor Jacksonville, FL 32246-6484	20.20%

International Investors Gold Fund Class I	Van Eck Associates Corporation 335 Madison Avenue New York, NY 10017-4611	99.49%

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POTENTIAL CONFLICTS OF INTEREST

          The Adviser (and its principals, affiliates or employees) may serve as investment adviser to other client accounts and conduct investment activities for their own accounts. Such “Other Clients” may have investment objectives or may implement investment strategies similar to those of the Funds. When the Adviser implements investment strategies for Other Clients that are similar or directly contrary to the positions taken by a Fund, the prices of the Fund’s securities may be negatively affected. For example, when purchase or sales orders for a Fund are aggregated with those of other Funds and/or Other Clients and allocated among them, the price that the Fund pays or receives may be more in the case of a purchase or less in a sale than if the Adviser served as adviser to only the Fund. When Other Clients are selling a security that a Fund owns, the price of that security may decline as a result of the sales. The compensation that the Adviser receives from other clients may be higher than the compensation paid by a Fund to the Adviser. The Adviser does not believe that its activities materially disadvantage a Fund. The Adviser has implemented procedures to monitor trading across the Funds and its other clients.

PROXY VOTING POLICIES AND PROCEDURES

          The Funds’ proxy voting record is available upon request and on the SEC’s website at http://www.sec.gov. Proxies for each Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.

          The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds is available through the Funds’ website, at www.vaneck.com, or by writing to 335 Madison Avenue, 19th Floor, New York, New York 10017. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

CODE OF ETHICS

          The Funds, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, designed to monitor personal securities transactions by their personnel (the “Personnel”). The Code of Ethics requires that all trading in securities that are being purchased or sold, or are being considered for purchase or sale, by the Funds must be approved in advance by the Head of Trading, the Director of Research and the Chief Compliance Officer of the Adviser. Approval will be granted if the security has not been purchased or sold or recommended for purchase or sale for a Fund on the day that the personnel of the Adviser requests pre-clearance, or otherwise if it is determined that the personal trading activity will not have a negative or appreciable impact on the price or market of the security, or is of such a nature that it does not present the dangers or potential for abuses that are likely to result in harm or detriment to the Fund. At the end of each calendar quarter, all Personnel must file a report of all transactions entered into during the quarter. These reports are reviewed by a senior officer of the Adviser.

          Generally, all Personnel must obtain approval prior to conducting any transaction in securities. Independent Trustees, however, are not required to obtain prior approval of personal securities transactions. A Personnel member may purchase securities in an IPO or private placement, provided that he or she obtains pre-clearance of the purchase and makes certain representations.

PURCHASE OF SHARES

          The Fund may reject a purchase order for any reason, including an exchange purchase, either before or after the purchase.

AVAILABILITY OF DISCOUNTS

          An investor or the Broker or Agent must notify DST or the Distributor at the time of purchase whenever a quantity discount or reduced sales charge is applicable to a purchase. Quantity discounts described above may be modified or terminated at any time without prior notice.

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BREAKPOINT LINKAGE RULES FOR DISCOUNTS

          The term “spouse” also includes civil union and common law marriage as defined by the state laws of residence. The term “child” also includes stepchild. Trust accounts may be linked by trustee if the primary owner or family member is related, by trustee, by grantor and by beneficiary.

VALUATION OF SHARES

          The net asset value per share of each of the Funds is computed by dividing the value of all of a Fund’s securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the NYSE, usually 4:00 p.m. New York time, Monday through Friday, exclusive of national business holidays. The Funds will be closed on the following national business holidays: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Funds have been received.

          Dividends paid by a Fund with respect to Class A, Class C and Class I shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the higher distribution services fee and any incremental transfer agency costs relating to Class C shares will be borne exclusively by that Class. The Trustees have determined that currently no conflict of interest exists between the Class A, Class C and Class I shares. On an ongoing basis, the Board of Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

          Shares of International Investors Gold Fund-A, Global Hard Assets Fund-A, and Emerging Markets Fund-A are sold at the public offering price, which is determined once each day the Funds are open for business and is the net asset value per share plus a sales charge in accordance with the schedule set forth in the Prospectus.

          Set forth below is an example of the computation of the public offering price for shares of the International Investors Gold Fund-A, Global Hard Assets Fund-A and Emerging Markets Fund-A on December 31, 2008, under the then-current maximum sales charge:

	INTERNATIONAL INVESTORS GOLD FUND-A	GLOBAL HARD ASSETS-A	EMERGING MARKETS FUND-A

Net asset value and repurchase price per share on $.001 par value capital shares outstanding	$11.98	$26.84	$4.86
Maximum sales charge (as described in the Prospectus)	$0.73	$1.64	$0.30
Maximum offering price per share	$12.71	$28.48	$5.16

          In determining whether a deferred sales charge is applicable to Class C shares, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first from any Class A shares in the shareholder’s Fund account (unless a specific request is made to redeem a specific class of shares), Class C shares held for over one year and shares attributable to appreciation or shares acquired pursuant to reinvestment, and third of any Class C shares held longest during the applicable period.

          The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the NYSE. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price, unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Board. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

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          Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the NYSE which will not be reflected in the computation of the Funds’ net asset values. If events materially affecting the value of such securities occur during such period then these securities may be valued at their fair value as determined in good faith by the Board.

          Each Fund’s investments are generally valued based on market quotations. When market quotations are not readily available for a portfolio security, a Fund must use the security’s “fair value” as determined in good faith in accordance with the Funds’ Fair Value Pricing Procedures, which are approved by the Board of Trustees. As a general principle, the current fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. The Funds’ Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board of Trustees and for administering the process used to arrive at fair value prices. Factors that may cause a Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or “stale” because its price doesn’t change in 5 consecutive business days, (4) the Investment Adviser determines that a market quotation is inaccurate, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

          In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, and the forces influencing the market in which the security is traded.

          Foreign securities in which the Funds invest may be traded in markets that close before the time that each Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV. In such cases, the Pricing Committee will apply a fair valuation formula to all foreign securities based on the Committee’s determination of the effect of the U.S. significant event with respect to each local market.

          The Board of Trustees authorized the Adviser to retain an outside pricing service to value certain portfolio securities. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depositary receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service

          There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Funds’ fair value procedures, there can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

EXCHANGE PRIVILEGE

          Shareholders of a Fund may exchange their shares for shares of the same class of other funds in the Van Eck Global Family of Funds. The Exchange Privilege will not be available if the proceeds from a redemption of shares of a Fund whose shares qualify are paid directly to the shareholder. The Exchange Privilege is not available for shares which are not on deposit with DST or State Street Bank and Trust Company (“SSBT”), or shares which are held in escrow pursuant to a Letter of Intent. If certificates representing shares of a Fund accompany a written exchange request, such shares will be deposited into an account with the same registration as the certificates upon receipt by DST.

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          The Funds each reserve the right to (i) charge a fee of not more than $5.00 per exchange payable to a Fund or charge a fee reasonably intended to cover the costs incurred in connection with the exchange; (ii) establish a limit on the number and amount of exchanges made pursuant to the Exchange Privilege, as disclosed in the Prospectus and (iii) terminate the Exchange Privilege without written notice. In the event of such termination, shareholders who have acquired their shares pursuant to the Exchange Privilege will be afforded the opportunity to re-exchange such shares for shares of the Fund originally purchased without sales charge, for a period of not less than three (3) months.

          By exercising the Exchange Privilege, each shareholder whose shares are subject to the Exchange Privilege will be deemed to have agreed to indemnify and hold harmless the Trust and each of its series, their Adviser, sub-investment adviser (if any), distributor, transfer agent, SSBT and the officers, directors, employees and agents thereof against any liability, damage, claim or loss, including reasonable costs and attorneys’ fees, resulting from acceptance of, or acting or failure to act upon, or acceptance of unauthorized instructions or non-authentic telephone instructions given in connection with, the Exchange Privilege, so long as reasonable procedures are employed to confirm the authenticity of such communications. (For more information on the Exchange Privilege, see the Prospectus).

INVESTMENT PROGRAMS

          Dividend Reinvestment Plan. Reinvestments of dividends of the Funds will occur on a date selected by the Board of Trustees.

          Automatic Exchange Plan. Investors may arrange under the Exchange Plan to have DST collect a specified amount once a month or quarter from the investor’s account in one of the Funds and purchase full and fractional shares of another Fund at the public offering price next computed after receipt of the proceeds. Further details of the Automatic Exchange Plan are given in the application which is available from DST or the Funds. This does not apply to Class C shares.

          An investor should realize that he is investing his funds in securities subject to market fluctuations, and accordingly the Automatic Exchange Plan does not assure a profit or protect against depreciation in declining markets. The Automatic Exchange Plan contemplates the systematic purchase of securities at regular intervals regardless of price levels.

          The expenses of the Automatic Exchange Plan are general expenses of a Fund and will not involve any direct charge to the participating shareholder. The Automatic Exchange Plan is completely voluntary and may be terminated on fifteen days’ notice to DST.

          Automatic Investment Plan. Investors may arrange under the Automatic Investment Plan to have DST collect a specified amount once a month or quarter from the investor’s checking account and purchase full and fractional shares of a Fund at the public offering price next computed after receipt of the proceeds. Further details of the Automatic Investment Plan are given in the application which is available from DST or the Funds.

          An investor should realize that he is investing his funds in securities subject to market fluctuations, and accordingly the Automatic Investment Plan does not assure a profit or protect against depreciation in declining markets. The Automatic Investment Plan contemplates the systematic purchase of securities at regular intervals regardless of price levels.

          The expenses of the Automatic Investment Plan are general expenses of a Fund and will not involve any direct charge to the participating shareholder. The Automatic Investment Plan is completely voluntary. The Automatic Investment Plan may be terminated on thirty days’ notice to DST.

          Automatic Withdrawal Plan. The Automatic Withdrawal Plan is designed to provide a convenient method of receiving fixed redemption proceeds at regular intervals from shares of a Fund deposited by the investor under this Plan. This Plan is not available to Class C shareholders, except for automatic withdrawals for the purpose of retirement account distributions. Further details of the Automatic Withdrawal Plan are given in the application, which is available from DST or the Funds.

          In order to open an Automatic Withdrawal Plan, the investor must complete the Application and deposit or purchase for deposit, with DST, the agent for the Automatic Withdrawal Plan, shares of a Fund having a total value of not less than $10,000 based on the offering price on the date the Application is accepted, except for automatic withdrawals for the purpose of retirement account distributions.

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          Income dividends and capital gains distributions on shares under an Automatic Withdrawal Plan will be credited to the investor’s Automatic Withdrawal Plan account in full and fractional shares at the net asset value in effect on the reinvestment date.

          Periodic checks for a specified amount will be sent to the investor, or any person designated by him, monthly or quarterly (January, April, July and October). A Fund will bear the cost of administering the Automatic Withdrawal Plan.

          Redemption of shares of a Fund deposited under the Automatic Withdrawal Plan may deplete or possibly use up the initial investment plus income dividends and distributions reinvested, particularly in the event of a market decline. In addition, the amounts received by an investor cannot be considered an actual yield or income on his investment, since part of such payments may be a return of his capital. The redemption of shares under the Automatic Withdrawal Plan may give rise to a taxable event.

          The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of a Fund would be disadvantageous because of the sales charge payable with respect to such purchases. An investor may not have an Automatic Withdrawal Plan in effect and at the same time have in effect an Automatic Investment Plan or an Automatic Exchange Plan. If an investor has an Automatic Investment Plan or an Automatic Exchange Plan, such service must be terminated before an Automatic Withdrawal Plan may take effect.

          The Automatic Withdrawal Plan may be terminated at any time (1) on 30 days notice to DST or from DST to the investor, (2) upon receipt by DST of appropriate evidence of the investor’s death or (3) when all shares under the Automatic Withdrawal Plan have been redeemed. Upon termination, unless otherwise requested, certificates representing remaining full shares, if any, will be delivered to the investor or his duly appointed legal representatives.

SHARES PURCHASED BY NON-U.S. FINANCIAL INSTITUTIONS

          Class A shares of the Funds which are sold with a sales charge may be purchased by a foreign bank or other foreign fiduciary account , with an international selling agreement, for the benefit of foreign investors at the sales charge applicable to the Funds’ $500,000 breakpoint level, in lieu of the sales charge in the above scale. The Distributor has entered into arrangements with foreign financial institutions pursuant to which such institutions may be compensated by the Distributor from its own resources for assistance in distributing Fund shares. Clients of Netherlands’ insurance companies who are not U.S. citizens or residents may purchase shares without a sales charge. Clients of fee-only advisors that purchase shares through a foreign bank or other foreign fiduciary account for the benefit of foreign investors may purchase shares without a sales charge.

TAXES

          The following summary outlines certain federal income tax considerations relating to an investment in the Fund by a U.S. investor (as defined below). This summary is intended only to provide general information to U.S. investors that hold the shares as a capital asset, is not intended as a substitute for careful tax planning, does not address any foreign, state or local tax consequences of an investment in the Fund, and does not address the tax considerations that may be relevant to investors subject to special treatment under the Code. This summary should not be construed as legal or tax advice. This summary is based on the provisions of the Code, applicable U.S. Treasury regulations, administrative pronouncements of the Internal Revenue Service and judicial decisions in effect as of April 2009. Those authorities may be changed, possibly retroactively, or may be subject to differing interpretations so as to result in U.S. federal income tax consequences different from those summarized herein. Prospective investors should consult their own tax advisors concerning the potential federal, state, local and foreign tax consequences of an investment in the Fund, with specific reference to their own tax situation.

          As used herein, the term “U.S. investor” means an investor that, for U.S. federal income tax purposes, is (1) an individual who is a citizen or resident of the U.S., (2) a corporation, or other entity taxable as a corporation, that is created or organized in or under the laws of the U.S. or of any political subdivision thereof, (3) an estate, the income of which is subject to U.S. federal income tax regardless of its source, or (4) a trust if (i) it is subject to the primary supervision of a court within the U.S. and one or more U.S. persons as described in Code Section 7701(a)(30) have the authority to control all substantial decisions of the trust or (ii) it has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person. If a partnership or other entity treated as a partnership holds the shares, the tax treatment of a partner in such partnership or equity owner in such other entity generally will depend on the status of the partner or equity owner and the activities of the partnership or other entity.

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TAXATION OF THE FUNDS—IN GENERAL

          Each of the Funds intends to continue to qualify and elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. To so qualify, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements.

          As a regulated investment company, a Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its net investment income and short-term capital gains for the taxable year are distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as dividend income to the extent of the Fund’s current or accumulated earnings or profits.

          Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute, or be deemed to have distributed, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Funds intend to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUNDS’ INVESTMENTS

          Original Issue Discount. For federal income tax purposes, debt securities purchased by the Funds may be treated as having an original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Funds, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Funds each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Because the Funds must include original issue discount in income, it will be more difficult for the Funds to make the distributions required for them to maintain their status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

          Debt securities may be purchased by the Funds at a discount which exceeds the original issue discount remaining on the securities, if any, at the time the Funds purchased the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Funds elect to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Funds may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless they make the election to include market discount currently.

          Options and Futures Transactions. Certain of the Funds’ investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Funds’ income for purposes of the 90% test, the excise tax and the distribution requirements applicable to regulated investment companies, (ii) defer recognition of realized losses, and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to options and futures contracts. The extent to which the Funds make such investments may be materially limited by these provisions of the Code.

          Foreign Currency Transactions. Under Section 988 of the Code, special rules are provided for certain foreign currency transactions. Foreign currency gains or losses from foreign currency contracts (whether or not traded in the interbank market), from futures contracts that are not “regulated futures contracts,” and from unlisted or equity options are treated as ordinary income or loss under Section 988. The Funds may elect to have foreign currency related regulated futures contracts and listed non-equity options subject to ordinary income or loss treatment under Section 988. In addition,

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in certain circumstances, the Funds may elect short term capital gain or loss for foreign currency transactions. The rules under Section 988 may also affect the timing of income recognized by the Funds.

TAXATION OF THE SHAREHOLDERS

          Dividends of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income to shareholders. However, for taxable years beginning before January 1, 2011, a portion of the dividend income received by a Fund may constitute qualified dividend income eligible for a maximum rate of 15% to individuals, trusts and estates. If the aggregate amount of qualified dividend income received by a Fund during any taxable year is less than 95% of the Fund’s gross income (as specifically defined for that purpose), the qualified dividend rule applies only if and to the extent designated by the Fund as qualified dividend income. A Fund may designate such Dividends as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year with respect to which such Dividends are made. Qualified dividend income is generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States), provided the Fund has held the stock in such corporations for more than 60 days during the 121 day period beginning on the date which is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend (the “holding period requirement”). In order to be eligible for the 15% maximum rate on Dividends from the Fund attributable to qualified dividends, shareholders must separately satisfy the holding period requirement with respect to their Fund shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders, except to the extent of gain from a sale or disposition of collectibles, such as precious metals, taxable currently at a 28% rate. Any loss realized upon a taxable disposition of shares within a year from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by shareholders during such period.

          Dividends of net investment income and distributions of net capital gain will be taxable as described above whether received in cash or reinvested in additional shares. When distributions are received in the form of shares issued by the Funds, the amount of the dividend/distribution deemed to have been received by participating shareholders generally is the amount of cash which would otherwise have been received. In such case, participating shareholders will have a basis for federal income tax purposes in each share received from the Funds equal to such amount of cash.

          Dividends and/or distributions by the Funds result in a reduction in the net asset value of the Funds’ shares. Should a dividend/distribution reduce the net asset value below a shareholder’s cost basis, such dividend/distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a dividend/distribution. The price of shares purchased at that time includes the amount of any forthcoming dividend/distribution. Those investors purchasing shares just prior to a dividend/distribution will then receive a return of their investment upon payment of such dividend/distribution which will nevertheless be taxable to them.

          If a shareholder (i) incurs a sales load in acquiring shares in the Funds, and (ii) by reason of incurring such charge or making such acquisition acquires the right to acquire shares of one or more regulated investment companies without the payment of a load or with the payment of a reduced load (“reinvestment right”), and (iii) disposes of the shares before the 91st day after the date on which the shares were acquired, and (iv) subsequently acquires shares in that regulated investment company or in another regulated investment company and the otherwise applicable load charge is reduced pursuant to the reinvestment right, then the load charge will not be taken into account for purposes of determining the shareholder’s gain or loss. To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder’s basis in such shares.

          Each Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries is not known. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit may be allowed for shareholders who hold the Fund for at least 16 days during the 31-day period beginning on the date

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that is 15 days before the ex-dividend date. Under certain circumstances, individual shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116 or having to comply with most foreign tax credit limitations.

          Each Fund may be required to backup withhold federal income tax at a current rate of 28% from dividends paid to any shareholder who fails to furnish a certified taxpayer identification number (“TIN”) or who fails to certify that he or she is exempt from such withholding or who the Internal Revenue Service notifies the Fund as having provided the Fund with an incorrect TIN or failed to properly report interest or dividends for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder’s U.S. federal income tax return.

TAXATION OF NON-U.S. INVESTORS

          The foregoing summary of certain federal income tax considerations does not apply to potential investors in the Fund that are not U.S. investors (“Non-U.S. investors”). Distributions of ordinary income paid to Non-U.S. investors generally will be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. However, withholding tax generally will not apply to any income realized by a non-U.S. investor in respect of any distributions attributable to net income from tax-exempt obligations and designated as “exempt-interest dividends”. Furthermore, for taxable years beginning before January 1, 2010, a Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” (to the extent the Fund pays a dividend related to interest that is not already exempt from U.S. federal income taxes as discussed in the preceding sentence) or a “short-term capital gain dividend.” An interest-related dividend that is received by a Non-U.S. investor generally would be exempt from the 30% U.S. withholding tax, provided certain other requirements are met. A short-term capital gain dividend that is received by a Non-U.S. investor generally would be exempt from the 30% U.S. withholding tax, unless such investor is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The Fund does not expect to pay significant amounts of interest-related dividends. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences discussed above.

REDEMPTIONS IN KIND

          Each Fund has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Dealers and intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.

DESCRIPTION OF THE TRUST

          The Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 3, 1985. The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each Fund, $.001 par value. Currently, four series of the Trust are being offered, which shares constitute the interests in Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund.

          The Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund are classified as non-diversified funds under the 1940 Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. This means that the Fund at the close of each quarter of its taxable year must, in general, limit its investment in the securities of a single issuer to (i) no more than 25% of its assets, (ii) with respect to 50% of the Fund’s assets, no more than 5% of its assets, and (iii) the Fund will not own more than 10% of outstanding voting securities. A Fund is a separate pool of assets

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of the Trust which is separately managed and which may have different investment objectives from those of another Fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new Funds.

          Each share of a Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust’s Amended and Restated Master Trust Agreement (“Master Trust Agreement”), no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the 1940 Act. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time a meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more trustees. Shares of each Fund vote as a separate class, except with respect to the election of Trustees and as otherwise required by the 1940 Act. On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter not affecting that Fund. In accordance with the 1940 Act, under certain circumstances, the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders.

          Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liability for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust’s property of all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

ADDITIONAL INFORMATION

          Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is the custodian of the Trust’s portfolio securities, cash, coins and bullion. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

          Transfer Agent. DST Systems, Inc., 210 West 10th Street, Kansas City, MO 64105 serves as transfer agent for the Trust.

          Independent Registered Public Accounting Firm. Ernst & Young LLP, Five Times Square, New York, NY 10036 serves as independent registered public accounting firm for the Trust.

          Counsel. Goodwin Procter, LLP, Exchange Place, Boston, MA 02109 serves as counsel to the Trust.

FINANCIAL STATEMENTS

          The financial statements for the fiscal year ended December 31, 2008 of Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund are hereby incorporated by reference from the Funds’ Annual Reports to Shareholders, which are available at no charge upon written or telephone request to the Trust at the address or telephone numbers set forth on the first page of this SAI.

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APPENDIX A: PROXY VOTING POLICIES

INTRODUCTION

          Effective March 10, 2003, the Securities and Exchange Commission (the “Commission”) adopted Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”), requiring each investment adviser registered with the Commission to adopt and implement written policies and procedures for voting client proxies, to disclose information about the procedures to its clients, and to inform clients how to obtain information about how their proxies were voted. The Commission also amended Rule 204-2 under the Advisers Act to require advisers to maintain certain proxy voting records. Both rules apply to all investment advisers registered with the Commission that have proxy voting authority over their clients’ securities. An adviser that exercises voting authority without complying with Rule 206(4)-6 will be deemed to have engaged in a “fraudulent, deceptive, or manipulative” act, practice or course of business within the meaning of Section 206(4) of the Advisers Act.

          When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.

PROXY VOTING POLICIES AND PROCEDURES

RESOLVING MATERIAL CONFLICTS OF INTEREST

•

A “MATERIAL CONFLICT” means the existence of a business relationship between a portfolio company or an affiliate and Van Eck Associates Corporation, any affiliate or subsidiary (individually and together, as the context may require, “Adviser”), or an “affiliated person” of a Van Eck mutual fund in excess of $60,000. Examples of when a material conflict exists include the situation where the adviser provides significant investment advisory, brokerage or other services to a company whose management is soliciting proxies; an officer of the Adviser serves on the board of a charitable organization that receives charitable contributions from the portfolio company and the charitable organization is a client of the Adviser; a portfolio company that is a significant selling agent of Van Eck’s products and services solicits proxies; a broker-dealer or insurance company that controls 5% or more of the Adviser’s assets solicits proxies; the Adviser serves as an investment adviser to the pension or other investment account of the portfolio company; the Adviser and the portfolio company have a lending relationship. In each of these situations voting against management may cause the Adviser a loss of revenue or other benefit.

•	Conflict Resolution. When a material conflict exists proxies will be voted in the following manner:

Where the written guidelines set out a pre-determined voting policy, proxies will be voted in accordance with that policy, with no deviations (if a deviation is advisable, one of the other methods may be used;

Where the guidelines permit discretion and an independent third party has been retained to vote proxies, proxies will be voted in accordance with the predetermined policy based on the recommendations of that party; or

The potential conflict will be disclosed to the client (a) with a request that the client vote the proxy, (b) with a recommendation that the client engage another party to determine how the proxy should be voted or (c) if the foregoing are not acceptable to the client disclosure of how VEAC intends to vote and a written consent to that vote by the client.

Any deviations from the foregoing voting mechanisms must be approved by the Compliance Officer with a written explanation of the reason for the deviation.

REASONABLE RESEARCH EFFORTS

          When determining whether a vote is in the best interest of the client, the Adviser will use reasonable research efforts. Investment personnel may rely on public documents about the company and other readily available information, which is easily accessible to the investment personnel at the time the vote is cast. Information on proxies by foreign companies may not be readily available.

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VOTING CLIENT PROXIES

•

The Adviser generally will vote proxies on behalf of clients, unless clients instruct otherwise. There may be times when refraining from voting a proxy is in a client’s best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. (For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to foreign country to vote the security in person).

•	The portfolio manager or analyst covering the security is responsible for making voting decisions.

•	Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that corporate actions are timely voted.

•	For the Hedge Funds, Investment Management Operations, in conjunction with the portfolio manager and custodian, monitors corporate actions and ensures that corporate actions are timely voted.

CLIENT INQUIRIES

All inquiries by clients as to how Van Eck has voted proxies must immediately be forwarded to the Proxy Administrator.

DISCLOSURE TO CLIENTS

•	Notification of Availability of Information

Client Brochure. The Client Brochure or Part II of Form ADV will inform clients that they can obtain information from VEAC on how their proxies were voted. The Client Brochure or Part II of Form ADV will be mailed to each client annually. The Legal Department will be responsible for coordinating the mailing with Sales/Marketing Departments.

•	Availability of Proxy Voting Information

At the client’s request or if the information is not available on VEAC’s website, a hard copy of the account’s proxy votes will be mailed to each client.

RECORDKEEPING REQUIREMENTS

•	VEAC will retain the following documentation and information for each matter relating to a portfolio security with respect to which a client was entitled to vote:

	—	proxy statements received;

	—	identifying number for the portfolio security;

	—	shareholder meeting date;

	—	brief identification of the matter voted on;

	—	whether the vote was cast on the matter and how the vote was cast;

	—	how the vote was cast (e.g., for or against proposal, or abstain, for or withhold regarding election of directors);

	—	records of written client requests for information on how VEAC voted proxies on behalf of the client;

	—	a copy of written responses from VEAC to any written or oral client request for information on how VEAC voted proxies on behalf of the client; and

	—	any documents prepared by VEAC that were material to the decision on how to vote or that memorialized the basis for the decision, if such documents were prepared.

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•

Copies of proxy statements filed on EDGAR, and proxy statements and records of proxy votes maintained with a third party (i.e., proxy voting service) need not be maintained. The third party must agree in writing to provide a copy of the documents promptly upon request.

•

If applicable, any document memorializing that the costs of voting a proxy exceed the benefit to the client or any other decision to refrain from voting, and that such abstention was in the client’s best interest.

•

Proxy voting records will be maintained in an easily accessible place for five years, the first two at the office of VEAC. Proxy statements on file with EDGAR or maintained by a third party and proxy votes maintained by a third party are not subject to these particular retention requirements.

PROXY VOTING GUIDELINES

I.	General Information

Generally, the Adviser will vote in accordance with the following guidelines. Where the proxy vote decision maker determines, however, that voting in such a manner would not be in the best interest of the client, the investment personnel will vote differently.

If there is a conflict of interest on any management or shareholder proposals that are voted on a case by case basis, we will follow the recommendations of an independent proxy service provider.

II.	Officers and Directors

A.	The Board of Directors

Director Nominees in Uncontested Elections

Vote on a case-by-case basis for director nominees, examining factors such as:

	•	long-term corporate performance record relative to a market index;

	•	composition of board and key board committees;

	•	nominee’s investment in the company;

	•	whether a retired CEO sits on the board; and

	•	whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

	•	corporate governance provisions and takeover activity;

	•	board decisions regarding executive pay;

	•	director compensation;

	•	number of other board seats held by nominee; and

	•	interlocking directorships.

B.	Chairman and CEO are the Same Person

Vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

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C.	Majority of Independent Directors

Vote on a case-by-case basis shareholder proposals that request that the board be comprised of a majority of independent directors.

Vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.	Stock Ownership Requirements

Vote on a case-by-case basis shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.	Term of Office

Vote on a case-by-case basis shareholder proposals to limit the tenure of outside directors.

F.	Director and Officer Indemnification and Liability Protection

Vote on a case-by-case basis proposals concerning director and officer indemnification and liability protection.

Generally, vote against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (2) only if the director’s legal expenses would be covered.

G.	Director Nominees in Contested Elections

Vote on a case-by-case basis when the election of directors is contested, examining the following factors:

• long-term financial performance of the target company relative to its industry;

• management’s track record;

• background to the proxy contest;

• qualifications of director nominees (both slates);

• evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and

• stock ownership positions.

H.	Board Structure: Staggered vs. Annual Elections

Generally, vote against proposals to stagger board elections.

Generally, vote for proposals to repeal classified boards and to elect all directors annually.

I.	Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

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J.	Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

III.	Proxy Contests

A.	Reimburse Proxy Solicitation Expenses

Vote on a case-by-case basis proposals to provide full reimbursement for dissidents waging a proxy contest.

IV.	Independent Registered Public Accounting Firm

A.	Ratifying Independent Registered Public Accounting Firms

          Vote for proposals to ratify auditors, unless information that is readily available to the vote decision-maker demonstrates that an auditor has a financial interest in or association with the company, and is therefore clearly not independent.; or such readily available information creates a reasonable basis to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

V.	Shareholder Voting and Control Issues

A.	Cumulative Voting

Generally, vote against proposals to eliminate cumulative voting.

Generally, vote for proposals to permit cumulative voting.

B.	Shareholder Ability to Call Special Meetings

Generally, vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote for proposals that remove restrictions on the right of shareholders to act independently of management.

C.	Shareholder Ability to Act by Written Consent

Generally, vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote for proposals to allow or make easier shareholder action by written consent.

D.	Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Vote on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

Vote on a case-by-case basis management proposals to ratify a poison pill.

E.	Fair Price Provision

          Vote on a case-by-case basis when examining fair price proposals, (where market quotations are not readily available) taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

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Generally, vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

F.	Greenmail

Generally, vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Generally, vote on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

H.	Unequal Voting Rights

Vote against dual class exchange offers.

Vote against dual class recapitalizations

I.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

J.	Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

K.	White Knight Placements

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes or similar corporate actions.

L.	Confidential Voting

          Generally, vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote for management proposals to adopt confidential voting.

M.	Equal Access

Generally, vote for shareholders proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

N.	Bundled Proposals

          Generally, vote on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

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O.	Shareholder Advisory Committees

Vote on a case-by-case basis proposals to establish a shareholder advisory committee.

VI.	Capital Structure

A.	Common Stock Authorization

Vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

Generally, vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company.

B.	Stock Distributions: Splits and Dividends

          Generally, vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.	Reverse Stock Splits

          Generally, vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.	Blank Check Preferred Authorization

Generally, vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

Vote on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

Vote on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

E.	Shareholder Proposals Regarding Blank Check Preferred Stock

          Generally, vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F.	Adjust Par Value of Common Stock

Vote on a case-by-case basis management proposals to reduce the par value of common stock.

G.	Preemptive Rights

          Vote on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H.	Debt Restructurings

Vote on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

• Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

• Change in Control - Will the transaction result in a change in control of the company?

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•	Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

          Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.	Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VII.	Executive Compensation

          In general, we vote on a case-by-case basis on executive compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

VIII.	Compensation Proposals

A.	Amendments That Place a Cap on Annual Grants

Vote for plans that place a cap on the annual grants any one participant may receive.

B.	Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features.

C.	Amendments to Added Performance-Based Goals

Generally, vote for amendments to add performance goals to existing compensation plans.

D.	Amendments to Increase Shares and Retain Tax Deductions

Vote on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment should be evaluated on a case-by-case basis.

E.	Approval of Cash or Cash-And-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes.

F.	Shareholder Proposals to Limit Executive Pay

Vote on a case-by-case basis all shareholder proposals that seek additional disclosure of executive pay information.

Vote on a case-by-case basis all other shareholder proposals that seek to limit executive pay.

Vote for shareholder proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.

G.	Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Vote on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

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H.	Employee Stock Ownership Plans (ESOPS)

          Vote on a case-by-case basis proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than 5% of outstanding shares).

I.	401(k) Employee Benefit Plans

Generally, vote for proposals to implement a 401(k) savings plan for employees.

IX.	State of Incorporation

A.	Voting on State Takeover Statutes

          Vote on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.	VOTING ON REINCORPORATION PROPOSALS

Vote on a case-by-case basis proposals to change a company’s state of incorporation.

X.	MERGERS AND CORPORATE RESTRUCTURINGS

A.	MERGERS AND ACQUISITIONS

Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account at least the following:

• anticipated financial and operating benefits;

• offer price (cost vs. premium);

• prospects of the combined companies;

• how the deal was negotiated; and

• changes in corporate governance and their impact on shareholder rights.

B.	Corporate Restructuring

Vote on a case-by-case basis proposals related to a corporate restructuring, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales.

C.	Spin-Offs

Vote on a case-by-case basis proposals related to spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

          Vote on a case-by-case basis proposals related to asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.	Liquidations

          Vote on a case-by-case basis proposals related to liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

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F.	Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.	Changing Corporate Name

Vote on a case-by-case basis proposal to change the corporate name.

XI.	Mutual Fund Proxies

A.	Election of Trustees

Vote on trustee nominees on a case-by-case basis.

B.	Investment Advisory Agreements

Vote on investment advisory agreements on a case-by-case basis.

C.	Fundamental Investment Restrictions

Vote on amendments to a fund’s fundamental investment restrictions on a case-by-case basis.

D.	Distribution Agreements

Vote on distribution agreements on a case-by-case basis.

XII.	Social and Environmental Issues

          In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

          In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we analyze factors such as:

• whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

• the percentage of sales, assets and earnings affected;

•

the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government or company - specific action;

• whether the company has already responded in some appropriate manner to the request embodied in a proposal;

• whether the company’s analysis and voting recommendation to shareholders is persuasive;

• what other companies have done in response to the issue;

• whether the proposal itself is well framed and reasonable; whether implementation of the proposal would achieve the objectives sought in the proposal; and

• whether the subject of the proposal is best left to the discretion of the board.

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APPENDIX B: RATINGS

STANDARD & POOR’S ISSUE CREDIT RATING DEFINITIONS

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’

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indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

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A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1. A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2. A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3. A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

MOODY’S

Aaa

Bonds and preferred stock which are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Bonds and preferred stock which are rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Bonds and preferred stock which are rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Bonds and preferred stock which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

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Ba

Bonds and preferred stock which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Bonds and preferred stock which are rated B are considered speculative and are subject to high credit risk.

Caa

Bonds and preferred stock which are rated Caa are of poor standing and are subject to very high credit risk.

Ca

Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Bonds and preferred stock which are rated C are the lowest rated class of bonds/preferred stock and are typically in default, with little prospect for recovery of principal or interest.

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VAN ECK FUNDS

PART C
OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)	(1)	Amended and Restated Master Trust Agreement.(1)

	(2)	Amendment No. 1 to Amended and Restated Master Trust Agreement.(1)

	(3)	Amendment No. 2 to Amended and Restated Master Trust Agreement.(1)

	(4)	Amendment No. 3 to Amended and Restated Master Trust Agreement.(1)

	(5)	Amendment No. 4 to Amended and Restated Master Trust Agreement.(1)

	(6)	Amendment No. 5 to Amended and Restated Master Trust Agreement.(1)

	(7)	Amendment No. 6 to Amended and Restated Master Trust Agreement.(1)

	(8)	Amendment No. 7 to Amended and Restated Master Trust Agreement.(1)

	(9)	Amendment No. 8 to Amended and Restated Master Trust Agreement.(1)

	(10)	Amendment No. 9 to Amended and Restated Master Trust Agreement.(1)

	(11)	Amendment No. 10 to Amended and Restated Master Trust Agreement.(3)

	(12)	Amendment No. 11 to Amended and Restated Master Trust Agreement.(3)

	(13)	Amendment No. 12 to Amended and Restated Master Trust Agreement.(3)

	(14)	Amendment No. 13 to Amended and Restated Master Trust Agreement.(2)

	(15)	Amendment No. 15 to Amended and Restated Master Trust Agreement.(3)

	(16)	Amendment No. 16 to Amended and Restated Master Trust Agreement.(3)

	(17)	Amendment No. 17 to Amended and Restated Master Trust Agreement.(3)

	(18)	Amendment No. 18 to Amended and Restated Master Trust Agreement.(3)

	(19)	Amendment No. 19 to Amended and Restated Master Trust Agreement.(3)

	(20)	Amendment No. 20 to Amended and Restated Master Trust Agreement.(6)

	(21)	Amendment No. 21 to Amended and Restated Master Trust Agreement.(6)

	(22)	Amendment No. 22 to Amended and Restated Master Trust Agreement.(12)

	(23)	Amendment No. 23 to Amended and Restated Master Trust Agreement.(12)

(b)	By-Laws of Registrant.(1)

(c)

Rights of security holders are contained in Articles IV, V and VI of the Registrant’s Amended and Restated Master Trust Agreement, as amended, and Article 9 of the Registrant’s By-Laws, both of which are incorporated by reference above.

(d)	(1)	Advisory Agreement.(1)

	(2)	Advisory Agreement with respect to Global Hard Assets Fund.(1)

	(3)	Advisory Agreement with respect to Emerging Markets Fund (formerly known as Global Balanced Fund).(4)

	(4)	Form of Advisory Agreement with respect to Multi-Manager Alternatives Fund.(12)

	(5)	(i) Form of Sub-Investment Advisory Agreement with respect to Multi-Manager Alternatives Fund.(12)

(ii) Schedule of Parties to Sub-Investment Advisory Agreements with respect to Multi-Manager Alternatives Fund.(12)

(e)	(1)	Distribution Agreement.(1)

	(2)	Letter Agreement adding Class C shares of International Investors Gold Fund to Distribution Agreement.(1)

	(3)	Letter Agreement adding Class A and Class C shares of Global Hard Assets Fund to Distribution Agreement.(1)

	(4)	Letter Agreement adding Class A shares of Emerging Markets Fund (formerly known as Global Balanced Fund) to Distribution Agreement.(4)

	(5)	Letter Agreement adding Class A shares and Class I shares of Multi-Manager Alternatives Fund to Distribution Agreement.(12)

(f)	(1)	Simplified Employee Plan.(1)

	(2)	Amended Retirement Plan for Self-Employed Individuals, Partnerships and Corporations Using Shares of International Investors Incorporated or the Van Eck Funds.(1)

(g)	Custodian Agreement.(2)

(h)	(1)	Accounting and Administrative Services Agreement.(1)

	(2)	Letter Agreement adding International Investors Gold Fund to Accounting and Administrative Services Agreement.(1)

	(3)	Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley.(1)

	(4)	Letter Agreement adding Emerging Markets Fund (formerly known as Global Balanced Fund) to Accounting and Administrative Services Agreement.(4)

	(5)	Data Access Service Agreement.(4)

2

	(6)	Transfer Agency Agreement.(4)

	(7)	Form of Trustee Indemnification Agreement.(7)

	(8)	Form of Participation Agreement with Unaffiliated Fund Complexes.(12)

(i)	(1)	Opinion and Consent of Counsel (1)

	(2)	Opinion and Consent of Counsel with respect to the addition of Class I.(6)

	(3)	Opinion and Consent of Counsel with respect to the addition of Class A and Class I of Multi- Manager Alternatives Fund.(12)

(j)	(1)	Consent of Goodwin Procter LLP – Filed herewith.

	(2)	Consent of Independent Registered Public Accounting Firm - filed herewith.

	(3)	Powers of Attorney.(8)

	(4)	Power of Attorney (Derek S. van Eck).(12)

(k)	Not applicable.

(l)	Not applicable.

(m)	(1)	Plan of Distribution pursuant to Rule 12b-1 for Class A shares. (4)

	(2)	Plan of Distribution pursuant to Rule 12b-1 for Class C shares. (4)

	(3)	Amended Exhibit A to Plan of Distribution Pursuant to Rule 12b-1 for Class A shares.(12)

(n)	Multiple Class Plan pursuant to Rule 18f-3 – Filed herewith.

(o)	Reserved.

(p)	(1)	Code of Ethics of the Registrant, its Investment Adviser and its Principal Underwriter – Filed herewith.

	(2)	Code of Ethics of Lazard Asset Management LLC.(9)

	(3)	Code of Ethics of Martingale Asset Management, L.P.(10)

	(4)	Code of Ethics of PanAgora Asset Management, Inc.(11)

	(5)	Codes of Ethics of Clutterbuck Capital Management LLC, Columbus Circle Investors, Dix Hills Partners, LLC, Explorer Alternative Management, LLC and Tetra Capital Management, LLC.(12)

(1)	Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed on March 1, 1999.

(2)	Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed on March 19, 2001.

3

(3)	Incorporated by reference to Post-Effective Amendment No. 62 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed on April 30, 2004.

(4)	Incorporated by reference to Post Effective Amendment No. 63 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed February 25, 2005.

(5)	Incorporated by reference to Post Effective Amendment No. 64 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 29, 2005.

(6)	Incorporated by reference to Post Effective Amendment No. 66 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 28, 2006.

(7)	Incorporated by reference to Post Effective Amendment No. 67 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 27, 2007.

(8)	Incorporated by reference to Post Effective Amendment No. 68 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 24, 2008.

(9)	Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of Van Eck Worldwide Insurance Trust, File Nos. 033-13019 and 811-05083, filed April 13, 2007.

(10)	Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement of Van Eck Worldwide Insurance Trust, File Nos. 033-13019 and 811-05083, filed on April 30, 2004.

(11)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of Van Eck Worldwide Insurance Trust, File Nos. 033-13019 and 811-05083, filed February 15, 2008

(12)	Incorporated by reference to Post Effective Amendment No. 78 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed April 3, 2009.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Not Applicable.

ITEM 25.      INDEMNIFICATION.

      Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, Section 8 of the Advisory Agreement, Section 5 of the Distribution Agreement, Section 27 of the Custodian Agreement, and Section 6 of the Data Access Agreement.

      The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer’s, employee’s or agent’s office.

      Reference is also made to the individual Trustee Indemnification Agreements entered into with each of the Trustees of the Registrant. The Indemnification Agreements do not supersede or replace the indemnification under the Master Trust Agreement of the Registrant, as amended. The Indemnification Agreements supplement the protections under the Master Trust Agreement, by clarifying the scope of certain terms of the Master Trust Agreement and providing a variety of procedural benefits, including with respect to protection from modification of the indemnification, term and survival of Registrant’s obligations, and procedural enhancements with respect to, among other things, advancement of

4

expenses, determination of entitlement, indemnification for expenses incurred by a Trustee as a witness and selection of counsel.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     Van Eck Associates Corporation is a registered investment adviser and provides investment advisory services to the Registrant. The description of Van Eck Associates Corporation under the caption “Management of the Fund” in the Registrant’s Prospectus and under the caption “Investment Advisory Services” in the Registrant’s Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any business, profession, vocation or employment of a substantial nature engaged in by investment adviser and its officers, directors or partners within the past two fiscal years is set forth under the caption “Trustees and Officers” in the Registrant’s Statement of Additional Information and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21340), both of which are incorporated herein by reference.

     Each of Clutterbuck Capital Management LLC (SEC File No. 801-66522), Columbus Circle Investors (SEC File No. 801-47516), Dix Hills Partners, LLC (SEC File No. 801-62551), Explorer Alternative Management, LLC (SEC File No. 64670), Lazard Asset Management LLC (SEC File No. 801-61701), Martingale Asset Management, L.P.(SEC File No. 801-30067), PanAgora Asset Management, Inc.(SEC File No. 801-35497) and Tetra Capital Management, LLC (SEC File No. 66009) serves as a sub-adviser to the Fund. The descriptions each sub-adviser under the caption "Management of the Fund" in the Registrant's Prospectus and under the caption "Investment Advisory Services" in the Registrant's Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of each sub-adviser set forth in its Form ADV filed with the Securities and Exchange Commission is incorporated herein by reference.

ITEM 27.      PRINCIPAL UNDERWRITERS

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Worldwide Insurance Trust and Market Vectors ETF Trust.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation for the fiscal year ended December 31, 2008:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Thomas K. Lynch 335 Madison Avenue, 19th Floor, New York, New York 10017	Chief Compliance Officer	Chief Compliance Officer

5

Joseph J. McBrien 335 Madison Avenue, 19th Floor, New York, New York 10017	Senior Vice President and Secretary	Senior Vice President and Secretary
Bruce J. Smith 335 Madison Avenue, 19th Floor, New York, New York 10017	Senior Vice President, Chief Financial Officer, Treasurer and Controller	Senior Vice President and Chief Financial Officer
Jan F. van Eck 335 Madison Avenue, 19th Floor, New York, New York 10017	Director and Executive Vice President	Executive Vice President
Derek S. van Eck 335 Madison Avenue, 19th Floor, New York, New York 10017	Director and Executive Vice President	President and Chief Executive Officer

(c) Not Applicable

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS.

      The location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder is set forth below.

      Accounts, books and documents maintained pursuant to 17 CFR 270 31a-1(b)(1), 31a-1(b)(2)(i), 31a-1(b)(2)(ii), 31a-1(b)(2)(iii), 31a-1(b)(4), 31a-1(b)(5), 31a-1(b)(6), 31a-1(b)(7), 31a-1(b)(8), 31a-1(b)(9), 31a-1(b)(10), 31a-1(b)(11), 31a-1(b)(12), 31a-1(d), 31a-1(f), 31a-2(a)(1) and 31a-2(e) are located at Van Eck Associates Corporation, 335 Madison Avenue, 19th Floor, New York, New York 10017

      Accounts, books and documents maintained pursuant to 17 CFR 270 31a-2(c) are located at Van Eck Securities Corporation, 335 Madison Avenue, 19th Floor, New York, New York 10017.

      Accounts, books and documents relating to the custodian are located at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110,

      Accounts, books and documents maintained pursuant to 17 CFR 270 31a-1(b)(2)(iv) and 31a-2(a)(1) are located at DST Systems, Inc., 21 West Tenth Street, Kansas City, MO 64105.

      Accounts, books and documents maintained pursuant to 17 CFR 270 31a-1(b)(3), 31a-1(c), 31a-1(e), 31a-2(b), 31a-2(d) and 31a-3 are not applicable to the Registrant. All other records are maintained at the offices of the Registrant at 335 Madison Avenue, 19th Floor, New York, New York 10017.

ITEM 29.      MANAGEMENT SERVICES.

None

ITEM 30.      UNDERTAKINGS.

Not applicable.

6

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 22nd day of April, 2009.

VAN ECK FUNDS

By:	/s/ Derek S. van Eck*
Name:	Derek S. van Eck
Title:	Chief Executive Officer & President

     Pursuant to the requirements of the 1933 Act, this post-effective amendment no. 79 to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Derek S. van Eck* Derek S. van Eck	Chief Executive Officer & President	April 22, 2009
/s/ Bruce J. Smith* Bruce J. Smith	Senior Vice President & Chief Financial Officer	April 22, 2009
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	April 22, 2009
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	April 22, 2009
/s/ Wayne H. Shaner* Wayne H. Shaner	Trustee	April 22, 2009
/s/ R. Alastair Short* R. Alastair Short	Trustee	April 22, 2009
/s/ Richard D. Stamberger* Richard D. Stamberger	Trustee	April 22, 2009
/s/ Robert L. Stelzl* Robert L. Stelzl	Trustee	April 22, 2009

*BY:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact

EXHIBITS INDEX

(j)(1)	Consent of Goodwin Procter LLP

(j)(2)	Consent of Independent Registered Public Accounting Firms

(n)	Multiple Class Plan pursuant to Rule 18f-3

(p)(1)	Code of Ethics of the Registrant, its Investment Adviser and its Principal Underwriter